UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05742

Name of Fund:    BlackRock FundsSM

BlackRock Advantage Small Cap Growth Fund

BlackRock Health Sciences Opportunities Portfolio

BlackRock Mid-Cap Growth Equity Portfolio

BlackRock Technology Opportunities Fund

Fund Address:    100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock FundsSM, 55 East 52nd     Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 09/30/2021

Date of reporting period: 03/31/2021

Item 1 – Report to Stockholders

(a) The Report to Shareholders is attached herewith.

MARCH 31, 2021

2021 Semi-Annual Report (Unaudited)

BlackRock FundsSM

•	BlackRock Advantage Small Cap Growth Fund
•	BlackRock Health Sciences Opportunities Portfolio
•	BlackRock Mid-Cap Growth Equity Portfolio
•	BlackRock Technology Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12-month reporting period as of March 31, 2021 reflected a remarkable period of disruption and adaptation, as the global economy dealt with the implications of the coronavirus (or “COVID-19”) pandemic. As the period began, the response to the virus’s spread was well underway, and countries around the world instituted economically disruptive countermeasures. Stay-at-home orders and closures of non-essential businesses became widespread, many workers were laid off, and unemployment claims spiked, causing a global recession and a sharp fall in equity prices.

As April 2020 began, stocks were near their lowest point since the beginning of the pandemic. However, a steady recovery began, as businesses started re-opening and governments learned to adapt to life with the virus. Equity prices continued to rise throughout the summer, fed by strong fiscal and monetary support and improving economic indicators. Many equity indices neared or surpassed all-time highs late in the reporting period following the implementation of mass vaccination campaigns and passage of an additional $1.9 trillion of fiscal stimulus. In the United States, both large- and small-capitalization stocks posted a significant advance. International equities also gained, as both developed countries and emerging markets rebounded substantially.

The 10-year U.S. Treasury yield (which is inversely related to bond prices) was near all-time lows as the period began, reflecting a reduced investor appetite for risk. However, inflation concerns from a rapidly expanding economy raised yields late in the reporting period, leading to a negative overall return for most U.S. Treasuries. In the corporate bond market, support from the U.S. Federal Reserve (the “Fed”) assuaged credit concerns and led to positive returns for corporate bonds, particularly high-yield corporates, which gained substantially.

The Fed remained committed to accommodative monetary policy by maintaining near zero interest rates and by announcing that inflation could exceed its 2% target for a sustained period without triggering a rate increase. To stabilize credit markets, the Fed also continued purchasing significant quantities of bonds, as did other influential central banks around the world, including the European Central Bank and the Bank of Japan.

Looking ahead, while coronavirus-related disruptions have clearly hindered worldwide economic growth, we believe that the global expansion will continue to accelerate as vaccination efforts ramp up and pent-up consumer demand leads to higher spending. In early 2021, President Biden signed one of the largest economic rescue packages in U.S. history, which should provide a solid tailwind for economic growth. In our view, inflation is likely to increase somewhat as the expansion continues, but moderate inflation is less likely to be followed by interest rate hikes that could threaten the economic expansion due to the change in Fed policy.

Overall, we favor a positive stance toward risk, with an overweight in equities. We see U.S. and Asian equities outside of Japan benefiting from structural growth trends in technology, while emerging markets should be particularly helped by a vaccine-led economic expansion. While we are neutral overall on credit, rising inflation should provide tailwinds for inflation-protected bonds, and global high-yield and Asian bonds also present attractive opportunities. We believe that international diversification and a focus on sustainability can help provide portfolio resilience, and the disruption created by the coronavirus appears to be accelerating the shift toward sustainable investments.

In this environment, our view is that investors need to think globally, extend their scope across a broad array of asset classes, and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of March 31, 2021
	6-Month	12-Month
U.S. large cap equities (S&P 500® Index)	19.07%	56.35%
U.S. small cap equities (Russell 2000® Index)	48.05	94.85
International equities (MSCI Europe, Australasia, Far East Index)	20.08	44.57
Emerging market equities (MSCI Emerging Markets Index)	22.43	58.39
3-month Treasury bills (ICE BofA 3-Month U.S. Treasury Bill Index)	0.06	0.12
U.S. Treasury securities (ICE BofA 10-Year U.S. Treasury Index)	(8.88)	(8.23)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.73)	0.71
Tax-exempt municipal bonds (S&P Municipal Bond Index)	1.46	5.29
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	7.35	23.65
Past performance is not an indication of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	T H I S P A G E I S N O T P A R T O F Y O U R F U N D R E P O R T

3

Fund Summary as of March 31, 2021	BlackRock Advantage Small Cap Growth Fund

Investment Objective

BlackRock Advantage Small Cap Growth Fund’s (the “Fund”) investment objective is to seek long-term capital growth.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended March 31, 2021, the Fund underperformed its benchmark, the Russell 2000® Growth Index.

What factors influenced performance?

The Fund delivered mixed results through the sharp market rotations observed during the period. The shift in investor attention away from quarterly earnings results to focus on macroeconomic headlines detracted from relative performance early in the period, as the combination of the U.S election, adverse trends in COVID-19 case counts, and expectations for further fiscal policy support became dominant themes. However, the market suffered a sharp rotation starting in November as vaccine developers revealed clinical trial data showing strong efficacy in preventing COVID-19. This led to stronger belief in an economic recovery that in turn motivated a robust cyclical rally. The subsequent rotation out of momentum-driven stocks, which had previously led the market, was one of the strongest on record as investors moved toward market laggards. Only later in the period, however, did the rally based on expectations of reflationary economic conditions fully gain steam. Fiscal policy support from the new administration in Washington and aggressive vaccine distribution efforts led to a strong investor preference for cyclical and valuation-based stock exposure as the economy reopened in a more robust manner.

The sharp rotation away from past market leaders in November was the primary detractor from performance across the Fund’s sentiment stock selection model, with weakness coming primarily from trend-based measures. Insights that look to capture company linkages through examining supply chain trends and consumer activity broadly came under pressure, leading to losses across companies in the industrials and communication services sectors, respectively, as investor preferences shifted toward past market laggards. Importantly, these insights had previously benefited fund performance by identifying the recovery in real time as the economy began to reopen. However, they ultimately came under pressure as investors foresaw a broadening economic recovery due to aggressive vaccine distribution measures. Elsewhere across sentiment insights, identifying positioning among informed investors struggled, as many of the measures proved wrong footed for the rotation. This was particularly notable in losses across bond investor insights, given overall rate volatility, as well as insights looking toward broker flow data. Finally, quality insights that look to identify any sort of conservatism encountered weakness, including preferences for balance sheet strength and lower-risk stocks. These insights ran against the risk-on market tone.

Partially offsetting this weakness, the Fund’s fundamental stock selection insights were the primary contributor to the Fund’s relative performance. Specifically, the Fund saw persistent gains across quality measures, with notable strength from proprietary environmental, social and governance (“ESG”) related insights. These measures proved resilient to the reflationary market environment that appeared during the period, with an insight that looks to capture investor flows into ESG-related positions driving gains, particularly across the financial and industrial sectors. These proprietary ESG insights continued to demonstrate differentiation and resilience across different market environments. Valuation-based insights that seek to identify attractively priced growth companies benefited from the style preference driving market sentiment during the period. More traditional measures of capturing relative valuations were the best relative performers, including strength from an insight evaluating companies based on their research and development expenditures. Finally, toward the end of the period, evidence emerged that investor focus was shifting back toward company fundamentals such as earnings. An insight that looks to identify management sentiment by forecasting earnings upgrades from text analysis of earnings calls was additive.

Describe recent portfolio activity.

The Fund maintained a balanced allocation of risk across all major drivers of return during the period. However, there were several new stock selection insights added to the Fund. The Fund built upon its existing alternative data capabilities by adding an insight capturing brand sentiment around retail names. Additionally, given the dynamic nature of the current market environment, the Fund instituted enhanced signal constructs to identify emerging trends, such as vaccine development and its impact on economic reopening.

Describe portfolio positioning at period end.

Relative to the Russell 2000® Growth Index, the Fund’s positioning remained largely sector neutral. The Fund maintained slight overweight positions to industrial and materials stocks, and maintained slight underweight positions in the health care and communication services sectors.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

4	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2021 (continued)	BlackRock Advantage Small Cap Growth Fund

Performance Summary for the Period Ended March 31, 2021

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	35.70%	89.39%	N/A	19.34%	N/A	13.01%	N/A
Service	35.56	88.87	N/A	19.05	N/A	12.70	N/A
Investor A	35.55	88.77	78.86%	19.03	17.75%	12.67	12.07%
Investor C	34.99	87.49	86.49	18.14	18.14	11.97	11.97
Class K	35.75	89.46	N/A	19.38	N/A	13.02	N/A
Class R	35.42	88.50	N/A	18.75	N/A	12.45	N/A
Russell 2000® Growth Index(c)	35.92	90.20	N/A	18.61	N/A	13.02	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small cap companies and at least 80% of its net assets (plus any borrowings for investment purposes) in securities or instruments of issuers located in the United States.

(c)

An unmanaged index that measures performance of the small-cap growth segment of the U.S. equity universe. It includes those Russell 2000® Index companies with higher price-to-value ratios and higher forecasted growth values.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (10/01/20)	Ending Account Value (03/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (10/01/20)	Ending Account Value (03/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,357.00	$ 2.94		$ 1,000.00	$ 1,022.44	$ 2.52		0.50%
Service	1,000.00	1,355.60	4.41		1,000.00	1,021.19	3.78		0.75
Investor A	1,000.00	1,355.50	4.40		1,000.00	1,021.19	3.78		0.75
Investor C	1,000.00	1,349.90	8.79		1,000.00	1,017.45	7.55		1.50
Class K	1,000.00	1,357.50	2.65		1,000.00	1,022.69	2.27		0.45
Class R	1,000.00	1,354.20	5.87		1,000.00	1,019.94	5.04		1.00

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

F U N D S U M M A R Y	5

Fund Summary as of March 31, 2021 (continued)	BlackRock Advantage Small Cap Growth Fund

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

SiteOne Landscape Supply, Inc.	1%
HB Fuller Co.	1
Plug Power, Inc.	1
Deckers Outdoor Corp.	1
Hamilton Lane, Inc., Class A	1
MDC Holdings, Inc.	1
MAXIMUS, Inc.	1
OSI Systems, Inc.	1
Louisiana-Pacific Corp.	1
Sunrun, Inc.	1

SECTOR ALLOCATION

Sector(b)	Percent of Net Assets

Health Care	31%
Information Technology	20
Consumer Discretionary	15
Industrials	15
Financials	4
Materials	4
Real Estate	3
Consumer Staples	2
Utilities	1
Communication Services	1
Energy	1
Short-Term Securities	7
Liabilities in Excess of Other Assets	(4)

(a)	Excludes short-term investments.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

6	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2021	BlackRock Health Sciences Opportunities Portfolio

Investment Objective

BlackRock Health Sciences Opportunities Portfolio’s (the “Fund”) investment objective is to provide long-term growth of capital.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended March 31, 2021, the Fund underperformed its benchmark, the Russell 3000® Health Care Index.

What factors influenced performance?

Stock selection in the health care providers & services and biotechnology sub-sectors detracted from relative performance during the period. On an individual stock basis, overweight positions in biotechnology firms Genmab A/S and Seagen, Inc. had the largest adverse effect on results. Both companies specialize in antibody drug conjugate treatments for cancer, and they experienced positive clinical development that led to strong price appreciation in 2020. However, the stocks lost ground in the first quarter of 2021 amid the broader rotation away from faster-growing companies. The lack of a position in the biotechnology stock Moderna, Inc. was also a noteworthy detractor. The company received emergency use approval for its COVID-19 vaccine in the United States, United Kingdom and Europe, boosting its stock price.

At a sub-sector level, an underweight allocation in pharmaceutical stocks contributed to the Fund’s relative performance. Among individual positions, an underweight in Merck & Co., Inc.—which suspended its COVID-19 vaccine development—was the largest contributor. The Fund also benefited from its out-of-benchmark position in Wuxi Biologics, Inc., a China-based provider of laboratory and manufacturing services for pharmaceutical and biotechnology companies. The company benefited from increased demand stemming from the development and manufacturing of COVID-19 vaccines and treatments. An overweight position in the health care insurance provider Cigna Corp. further contributed to results. The company held a successful investor day at which it announced better-than-expected long-term earnings growth guidance.

Describe recent portfolio activity.

The Fund increased its weightings in the medical devices & supplies and healthcare providers & services industries, and it reduced positions in the biotechnology and pharmaceuticals industries.

Describe portfolio positioning at period end.

The Fund was overweight in health care providers & services and medical devices & supplies, and it was underweight in biotechnology and pharmaceuticals. The Fund’s overweight in the medical devices & supplies area reflects the investment adviser’s view that many companies in this area may be poised for a recovery as business conditions return to normal. The investment adviser is focused on companies pursuing minimally invasive surgical technologies, as it believes these products can improve patient outcomes and replace old standards of care. More generally, the investment adviser continues to look for companies that stand to benefit from the aging global population and innovation in medical technology.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	7

Fund Summary as of March 31, 2021 (continued)	BlackRock Health Sciences Opportunities Portfolio

Performance Summary for the Period Ended March 31, 2021

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	8.37%	35.57%	N/A	16.33%	N/A	16.76%	N/A
Service	8.20	35.14	N/A	15.99	N/A	16.42	N/A
Investor A	8.22	35.20	28.10%	16.02	14.77%	16.44	15.81%
Investor C	7.81	34.20	33.20	15.17	15.17	15.77	15.77
Class K	8.42	35.69	N/A	16.44	N/A	16.65	N/A
Class R	8.03	34.75	N/A	15.64	N/A	16.06	N/A
Russell 3000® Health Care Index(c)	12.43	39.92	N/A	15.02	N/A	16.13	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	Under normal market conditions, the Fund invests at least 80% of its total assets in equity securities, primarily common stock, of companies in health sciences and related industries.
(c)

The Russell 3000® Health Care Index is an unmanaged index that features companies involved in medical services or health care in the Russell 3000® Index, which includes the largest 3,000 U.S. companies as determined by total market capitalization.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (10/01/20)	Ending Account Value (03/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (10/01/20)	Ending Account Value (03/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,083.70	$ 4.34		$ 1,000.00	$ 1,020.77	$ 4.21		0.84%
Service	1,000.00	1,082.00	5.92		1,000.00	1,019.25	5.74		1.14
Investor A	1,000.00	1,082.20	5.70		1,000.00	1,019.46	5.53		1.10
Investor C	1,000.00	1,078.10	9.50		1,000.00	1,015.79	9.22		1.83
Class K	1,000.00	1,084.20	3.84		1,000.00	1,021.24	3.73		0.74
Class R	1,000.00	1,080.30	7.47		1,000.00	1,017.75	7.24		1.44

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

UnitedHealth Group, Inc.	7%
Abbott Laboratories	5
Johnson & Johnson	5
Medtronic PLC	3
Eli Lilly & Co.	3
Thermo Fisher Scientific, Inc.	3
Amgen, Inc.	3
Cigna Corp.	3
Humana, Inc.	3
Boston Scientific Corp.	3

INDUSTRY ALLOCATION

Industry(b)	Percent of Net Assets

Health Care Equipment & Supplies	31%
Health Care Providers & Services	21
Biotechnology	20
Pharmaceuticals	19
Life Sciences Tools & Services	8
Health Care Technology	1
Short-Term Securities	2
Liabilities in Excess of Other Assets	(2)

(a)	Excludes short-term investments.
(b)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

8	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2021	BlackRock Mid-Cap Growth Equity Portfolio

Investment Objective

BlackRock Mid-Cap Growth Equity Portfolio’s (the “Fund”) investment objective is long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended March 31, 2021, the Fund outperformed its benchmark, the Russell Midcap® Growth Index.

What factors influenced performance?

The largest contributors to the Fund`s relative performance over the period were stock selection in the consumer discretionary and health care sectors and positioning in consumer staples. Within consumer discretionary, an overweight to hotels, restaurants & leisure and most notably out-of-benchmark positions in Evolution Gaming Group AB and Penn National Gaming, Inc. drove relative performance. Next, positioning within consumer staples contributed to performance; specifically, an overweight position in The Boston Beer Co., Inc. Lastly, selection in the life sciences tools & services segment within health care proved advantageous as well, notably an overweight position in Bio-Techne Corp.

The largest detractors from relative performance were stock selection in the communication services, industrials and real estate sectors. Within communication services, an overweight to media and specifically an overweight position in Cable One, Inc. detracted the most from results. Within industrials, an overweight to the professional services sub-sector, specifically an overweight to CoStar Group, weighed on relative performance. Lastly, limited exposure to real estate investment trusts within real estate detracted from relative performance as well.

Describe recent portfolio activity.

During the period, exposure to consumer discretionary increased with a larger allocation to the hotels, restaurants & leisure industry. Exposure to the consumer staples sector increased as well. Conversely, exposure to communication services decreased the most as the allocation to the diversified telecommunication services segment was trimmed. Exposure to the industrials sector decreased as well.

Describe portfolio positioning at period end.

Relative to the Russell Midcap® Growth Index, at the end of the reporting period the Fund’s largest overweight allocation was to the financials sector, followed by communication services and industrials. Conversely, the information technology sector was the largest underweight, followed by materials and consumer staples.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	9

Fund Summary as of March 31, 2021 (continued)	BlackRock Mid-Cap Growth Equity Portfolio

Performance Summary for the Period Ended March 31, 2021

		Average Annual Total Returns(a)(b)
		1 Year		5 Years		10 Years
	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	19.69%	70.28%	N/A	24.31%	N/A	16.98%	N/A
Service	19.55	69.86	N/A	24.03	N/A	16.59	N/A
Investor A	19.57	69.85	60.94%	23.97	22.64%	16.63	16.01%
Investor C	19.13	68.60	67.60	23.07	23.07	15.93	15.93
Class K	19.75	70.42	N/A	24.41	N/A	17.02	N/A
Class R	19.42	69.46	N/A	23.66	N/A	16.34	N/A
Russell Midcap® Growth Index(c)	18.35	68.61	N/A	18.39	N/A	14.11	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)	The Fund normally invests at least 80% of its net assets in equity securities issued by U.S. mid-capitalization companies which Fund management believes have above-average earnings growth potential.
(c)

An index that measures the performance of the midcap growth segment of the U.S. equity universe. It includes those Russell Midcap® Index companies with higher price-to-book ratios and higher forecasted growth values. The Russell Midcap® Growth Index is constructed to provide a comprehensive and unbiased barometer of the mid-cap growth market.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)
	Beginning Account Value (10/01/20)	Ending Account Value (03/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (10/01/20)	Ending Account Value (03/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,196.90	$ 4.37		$ 1,000.00	$ 1,020.95	$ 4.02		0.80%
Service	1,000.00	1,195.50	5.75		1,000.00	1,019.70	5.29		1.05
Investor A	1,000.00	1,195.70	5.75		1,000.00	1,019.70	5.29		1.05
Investor C	1,000.00	1,191.30	9.81		1,000.00	1,015.97	9.03		1.80
Class K	1,000.00	1,197.50	3.85		1,000.00	1,021.43	3.54		0.70
Class R	1,000.00	1,194.20	7.11		1,000.00	1,018.45	6.54		1.30

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

MSCI, Inc.	3%
Entegris, Inc.	3
Paycom Software, Inc.	3
Fair Isaac Corp.	3
Copart, Inc.	3
Evolution Gaming Group AB	2
IDEXX Laboratories, Inc.	2
Cadence Design Systems, Inc.	2
Adyen NV	2
Bio-Techne Corp.	2

SECTOR ALLOCATION

Sector(b)	Percent of Net Assets

Information Technology	34%
Health Care	21
Consumer Discretionary	15
Industrials	14
Financials	9
Communication Services	5
Consumer Staples	2
Short-Term Securities	3
Liabilities in Excess of Other Assets	(3)

(a)	Excludes short-term investments.
(b)

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

10	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2021	BlackRock Technology Opportunities Fund

Investment Objective

BlackRock Technology Opportunities Fund’s (the “Fund”) investment objective is to provide long-term capital appreciation.

Portfolio Management Commentary

How did the Fund perform?

For the six-month period ended March 31, 2021, the Fund outperformed its benchmark, the MSCI All-Country World Information Technology Index.

What factors influenced performance?

The largest contributors to the Fund’s relative performance during the period at the sub-sector level were an overweight allocation to the internet sub-sector and an underweight allocation to the software sub-sector. Stock selection across the software, hardware, and internet sub-sectors also added to relative returns. Among individual stock positions, the largest contributor to relative returns during the period was the Fund’s underweight position in Apple Inc. A lack of near-term catalysts pressured Apple’s business and led the stock to underperform the benchmark during the period. The Fund’s overweight position in electric vehicle maker Tesla, Inc. was the second-largest positive contributor, as the company met production targets and topped consensus earnings estimates after its stock joined the S&P 500® Index. Finally, an overweight position in luxury e-commerce retailer Farfetch Ltd. was the third-largest contributor to relative returns. Farfetch announced partnerships with Chinese e-commerce leader Alibaba Group Holdings Ltd. and Swiss luxury-goods manufacturer Compagnie Financiere Richemont SA as part of its strategy to enter the Chinese consumer market.

By contrast, the largest detractors from the Fund’s relative performance at the sub-sector level were an overweight allocation to the new industries sub-sector and an underweight to the semiconductors sub-sector. Also, stock selection within the content & infrastructure sub-sector weighed on performance. At the individual stock level, the Fund’s lack of a position in South Korea’s Samsung Electronics Co., Ltd. was the largest detractor, as an improving outlook for memory chip demand for 2021 and strong quarter earnings during the period led to an increase in the stock price. An overweight position in Alibaba was the second-largest individual detractor, as the company faced antitrust regulation concerns in China. Lastly, the Fund’s lack of a position in semiconductor equipment specialist Applied Materials, Inc. was the third-largest detractor from performance. A global semiconductor chip shortage brought increased demand from semiconductor manufacturers seeking to boost production.

Describe recent portfolio activity.

The Fund reduced its exposure to software and services stocks during the period. It increased its exposure to companies in the semiconductor and new industries sub-sectors.

Describe portfolio positioning at period end.

The Fund’s largest sub-sector exposures were in software and internet, as the investment adviser believes these areas of technology have the best prospects for secular organic growth driven by innovation with less sensitivity to late-cycle macroeconomic trends. The Fund also had a substantial allocation to the digital transformation theme, particularly through cloud computing and data center companies, as global enterprises continued to invest in the modernization and digitalization of their operations.

The Fund was underweight in the hardware and semiconductors sub-sectors. Nevertheless, it retained select positions in semiconductor companies with opportunities in next-generation silicon chip production, and in hardware companies with opportunities linked to the rollout of 5G wireless networks. The Fund also held positions in stocks with cyclical exposure that are likely to benefit from the reopening of the global economy as the COVID-19 pandemic comes under control.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

F U N D S U M M A R Y	11

Fund Summary as of March 31, 2021 (continued)	BlackRock Technology Opportunities Fund

Performance Summary for the Period Ended March 31, 2021

		Average Annual Total Returns(a)(b)

		1 Year		5 Years		10 Years

	6-Month Total Returns	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge	Without Sales Charge	With Sales Charge
Institutional	20.35%	99.62%	N/A	35.33%	N/A	21.46%	N/A
Service	20.19	99.11	N/A	35.00	N/A	21.20	N/A
Investor A	20.19	99.12	88.67%	34.97	33.52%	21.10	20.45%
Investor C	19.76	97.68	96.68	33.96	33.96	20.31	20.31
Class K	20.40	99.74	N/A	35.36	N/A	21.47	N/A
Class R	20.05	98.61	N/A	34.61	N/A	20.78	N/A
MSCI All-Country World Information Technology Index(c)	17.21	71.72	N/A	26.30	N/A	18.18	N/A

(a)

Assuming maximum sales charges, if any. Average annual total returns with and without sales charges reflect reductions for distribution and service fees. See “About Fund Performance” for a detailed description of share classes, including any related sales charges and fees, and how performance was calculated for certain share classes.

(b)

Under normal market conditions, the Fund invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in equity securities issued by U.S. and non-U.S. technology companies in all market capitalization ranges, selected for their rapid and sustainable growth potential from the development, advancement and use of technology. The Fund’s total returns prior to December 30, 2017 are the returns of the Fund when it followed different investment strategies under the name BlackRock Science & Technology Opportunities Portfolio.

(c)	An index that measures the performance of the technology sector in developed and emerging equity markets.

N/A - Not applicable as share class and index do not have a sales charge.

Past performance is not an indication of future results.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Expense Example

	Actual				Hypothetical(a)

	Beginning Account Value (10/01/20)	Ending Account Value (03/31/21)	Expenses Paid During the Period	(b)	Beginning Account Value (10/01/20)	Ending Account Value (03/31/21)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
Institutional	$ 1,000.00	$ 1,203.50	$ 5.03		$ 1,000.00	$ 1,020.37	$ 4.61		0.92%
Service	1,000.00	1,201.90	6.36		1,000.00	1,019.15	5.84		1.16
Investor A	1,000.00	1,201.90	6.42		1,000.00	1,019.10	5.89		1.17
Investor C	1,000.00	1,197.60	10.42		1,000.00	1,015.45	9.56		1.90
Class K	1,000.00	1,204.00	4.51		1,000.00	1,020.84	4.14		0.82
Class R	1,000.00	1,200.50	7.79		1,000.00	1,017.85	7.14		1.42

(a)	Hypothetical 5% annual return before expenses is calculated by prorating the number of days in the most recent fiscal half year divided by 365.
(b)

For each class of the Fund, expenses are equal to the annualized expense ratio for the class, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period shown).

See “Disclosure of Expenses” for further information on how expenses were calculated.

12	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of March 31, 2021 (continued)	BlackRock Technology Opportunities Fund

Portfolio Information

TEN LARGEST HOLDINGS

Security(a)	Percent of Net Assets

Apple Inc.	4%
Microsoft Corp.	3
Tesla, Inc.	2
Lam Research Corp.	2
ASML Holding NV	2
Alphabet, Inc., Class A	2
Amazon.com, Inc.	2
Kakao Corp.	2
Square, Inc., Class A	2
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2

INDUSTRY ALLOCATION

Industry(b)	Percent of Net Assets

Semiconductors & Semiconductor Equipment	20%
Software	20
IT Services	16
Interactive Media & Services	11
Internet & Direct Marketing Retail	9
Entertainment	4
Technology Hardware, Storage & Peripherals	4
Automobiles	3
Chemicals	2
Diversified Consumer Services	1
Multiline Retail	1
Specialty Retail	1
Road & Rail	1
Real Estate Management & Development	1
Health Care Technology	1
Electrical Equipment	1
Short-Term Securities	7
Liabilities in Excess of Other Assets	(3)

(a)	Excludes short-term investments.

(b)

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

F U N D S U M M A R Y	13

About Fund Performance

Institutional and Class K Shares are not subject to any sales charge. These shares bear no ongoing distribution or service fees and are available only to certain eligible investors. BlackRock Advantage Small Cap Growth Fund Class K Shares performance shown prior to the Class K Shares inception date of January 25, 2018 is that of Institutional Shares. BlackRock Health Sciences Opportunities Portfolio’s Class K Shares performance shown prior to the Class K Shares inception date of June 8, 2016 is that of Investor A Shares. BlackRock Mid-Cap Growth Equity Portfolio Class K Shares performance shown prior to the Class K Shares inception date of March 28, 2016 is that of Institutional Shares. BlackRock Technology Opportunities Fund’s Class K Shares performance shown prior to the Class K Shares inception date of December 10, 2019 is that of Institutional Shares. The performance of each Fund’s Class K Shares would be substantially similar to Investor A Shares or Institutional Shares, as applicable, because the share classes of a Fund invest in the same portfolio of securities and performance would only differ to the extent that Class K Shares and Investor A Shares or Institutional Shares, as applicable, have different expenses. The actual returns of Class K Shares would have been higher than those of the Investor A Shares or Institutional Shares, as applicable, because Class K Shares have lower expenses than the Investor A Shares and Institutional Shares.

Service Shares are not subject to any sales charge. These shares are subject to a service fee of 0.25% per year (but no distribution fee) and are only available to certain eligible investors. Effective on or about the close of business on July 6, 2021, BlackRock Advantage Small Cap Growth Fund’s Service Shares will be converted into Investor A Shares.

Investor A Shares are subject to a maximum initial sales charge (front-end load) of 5.25% and a service fee of 0.25% per year (but no distribution fee). Certain redemptions of these shares may be subject to a contingent deferred sales charge (“CDSC”) where no initial sales charge was paid at the time of purchase. These shares are generally available through financial intermediaries.

Investor C Shares are subject to a 1.00% CDSC if redeemed within one year of purchase. In addition, these shares are subject to a distribution fee of 0.75% per year and a service fee of 0.25% per year. These shares are generally available through financial intermediaries. These shares automatically convert to Investor A Shares after approximately eight years.

Class R Shares are not subject to any sales charge. These shares are subject to a distribution fee of 0.25% per year and a service fee of 0.25% per year. These shares are available only to certain employer-sponsored retirement plans. BlackRock Advantage Small Cap Growth Fund Class R Share performance shown prior to the Class R Shares inception date of March 2, 2018 is that of Institutional Shares and was restated to reflect Class R Shares fees. BlackRock Health Sciences Opportunities Portfolio’s Class R Shares performance shown prior to the Class R Shares inception date of September 12, 2011 is that of Investor A Shares and was restated to reflect Class R Shares fees.

Past performance is not an indication of future results. Financial markets have experienced extreme volatility and trading in many instruments has been disrupted. These circumstances may continue for an extended period of time, and may continue to affect adversely the value and liquidity of the fund’s investments. As a result, current performance may be lower or higher than the performance data quoted. Refer to blackrock.com to obtain performance data current to the most recent month-end. Performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Figures shown in the performance tables on the previous pages assume reinvestment of all distributions, if any, at net asset value ( “NAV” ) on the ex-dividend date or payable date, as applicable. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Distributions paid to each class of shares will vary because of the different levels of service, distribution and transfer agency fees applicable each class, which are deducted from the income available to be paid to shareholders.

BlackRock Advisors, LLC (the “Manager”), each Fund’s investment adviser, has contractually and/or voluntarily agreed to waive and/or reimburse a portion of each Fund’s expenses. Without such waiver(s) and/or reimbursement(s), each Fund’s performance would have been lower. With respect to each Fund’s voluntary waiver(s), if any, the Manager is under no obligation to waive and/or reimburse or to continue waiving and/or reimbursing its fees and such voluntary waiver(s) may be reduced or discontinued at any time. With respect to each Fund’s contractual waiver(s), if any, the Manager is under no obligation to continue waiving and/or reimbursing its fees after the applicable termination date of such agreement. See the Notes to Financial Statements for additional information on waivers and/or reimbursements.

Disclosure of Expenses

Shareholders of each Fund may incur the following charges: (a) transactional expenses, such as sales charges; and (b) operating expenses, including investment advisory fees, administration fees, service and distribution fees, including 12b-1 fees, acquired fund fees and expenses and other fund expenses. The expense examples on the previous pages (which are based on a hypothetical investment of $1,000 invested on October 1, 2020 and held through March 31, 2021) are intended to assist shareholders both in calculating expenses based on an investment in each Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The expense examples provide information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number corresponding to their Fund and share class under the heading entitled “Expenses Paid During the Period.”

The expense examples also provide information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in these Funds and other funds, compare the 5% hypothetical examples with the 5% hypothetical examples that appear in shareholder reports of other funds.

The expenses shown in the expense examples are intended to highlight shareholders’ ongoing costs only and do not reflect transactional expenses, such as sales charges, if any. Therefore, the hypothetical examples are useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.

14	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market and/or other assets without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments, if any, are discussed in detail in the Notes to Financial Statements.

A B O U T F U N D P E R F O R M A N C E	15

Schedule of Investments (unaudited) March 31, 2021	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Aerojet Rocketdyne Holdings, Inc.	64,930	$3,049,113
Mercury Systems, Inc.(a)	3,985	281,540
PAE, Inc.(a)	109,678	989,296

		4,319,949

Air Freight & Logistics — 0.7%
Echo Global Logistics, Inc.(a)	59,660	1,873,921
Forward Air Corp.	5,782	513,499
Hub Group, Inc., Class A(a)	65,207	4,387,127

		6,774,547

Airlines — 0.0%
Spirit Airlines, Inc.(a)	2,740	101,106

Auto Components — 1.2%
Fox Factory Holding Corp.(a)(b)	31,712	4,029,327
Gentherm, Inc.(a)	1,330	98,566
LCI Industries	30,840	4,079,515
Visteon Corp.(a)	32,769	3,996,180

		12,203,588

Automobiles — 0.3%
Winnebago Industries, Inc.	35,331	2,710,241

Banks — 0.4%
Bancorp, Inc.(a)	7,431	153,970
Capital City Bank Group, Inc.	1,600	41,632
First Interstate BancSystem, Inc., Class A	26,864	1,236,819
Glacier Bancorp, Inc.	31,450	1,795,166
Heartland Financial USA, Inc.	3,370	169,376
Independent Bank Corp.	645	15,248
Level One Bancorp, Inc.	259	6,677
Salisbury Bancorp, Inc.	6	266
TriState Capital Holdings, Inc.(a)	9,702	223,728

		3,642,882

Biotechnology — 16.3%
4D Molecular Therapeutics, Inc.(a)	5,347	231,953
89bio, Inc.(a)	14,295	338,506
ACADIA Pharmaceuticals, Inc.(a)	9,917	255,859
ADMA Biologics, Inc.(a)	54,622	96,135
Adverum Biotechnologies, Inc.(a)	26,541	261,694
Affimed NV(a)	174,408	1,379,567
Agenus, Inc.(a)	288,998	786,075
Akebia Therapeutics, Inc.(a)	104,037	352,165
Akero Therapeutics, Inc.(a)(b)	24,948	723,741
Akouos, Inc.(a)	6,408	88,879
Alector, Inc.(a)(b)	79,408	1,599,277
Allakos, Inc.(a)	11,736	1,347,058
Allogene Therapeutics, Inc.(a)	24,152	852,566
Allovir, Inc.(a)	7,891	184,649
ALX Oncology Holdings, Inc.(a)	3,114	229,626
Amicus Therapeutics, Inc.(a)(b)	164,736	1,627,592
Anavex Life Sciences Corp.(a)	22,639	338,453
Annexon, Inc.(a)	8,264	230,070
Apellis Pharmaceuticals, Inc.(a)	25,904	1,111,541
Applied Molecular Transport, Inc.(a)	5,374	236,510
Applied Therapeutics, Inc.(a)	8,281	155,310
Arcturus Therapeutics Holdings, Inc.(a)	7,440	307,272
Arcus Biosciences, Inc.(a)(b)	40,890	1,148,191
Arcutis Biotherapeutics, Inc.(a)	35,068	1,014,517
Arrowhead Pharmaceuticals, Inc.(a)(b)	63,067	4,181,973
Atara Biotherapeutics, Inc.(a)	64,151	921,208
Athenex, Inc.(a)	80,705	347,031

Security	Shares	Value

Biotechnology (continued)
Athersys, Inc.(a)	325,111	$585,200
AVEO Pharmaceuticals, Inc.(a)	12,336	90,300
Avidity Biosciences, Inc.(a)	24,231	528,478
Avrobio, Inc.(a)	42,119	534,490
Beam Therapeutics, Inc.(a)	19,705	1,577,188
Beyondspring, Inc.(a)	25,179	278,732
BioAtla, Inc.(a)	3,885	197,513
BioCryst Pharmaceuticals, Inc.(a)(b)	94,320	959,234
Biohaven Pharmaceutical Holding Co. Ltd.(a)	24,645	1,684,486
Bioxcel Therapeutics, Inc.(a)(b)	6,222	268,542
Black Diamond Therapeutics, Inc.(a)	49,876	1,209,992
Blueprint Medicines Corp.(a)	30,803	2,994,976
Bridgebio Pharma, Inc.(a)(b)	79,527	4,898,863
C4 Therapeutics, Inc.(a)	20,109	743,832
Cabaletta Bio, Inc.(a)	8,700	96,570
Calithera Biosciences, Inc.(a)	38,538	93,262
CareDx, Inc.(a)	23,839	1,623,197
Checkmate Pharmaceuticals, Inc.(a)(b)	17,089	207,460
ChemoCentryx, Inc.(a)	35,246	1,806,005
Chinook Therapeutics, Inc.(a)	18,964	294,701
Clovis Oncology, Inc.(a)	64,110	450,052
Codiak Biosciences, Inc.(a)	11,041	166,498
Coherus Biosciences, Inc.(a)	90,099	1,316,346
Constellation Pharmaceuticals, Inc.(a)	6,220	145,486
Corbus Pharmaceuticals Holdings, Inc.(a)	85,330	168,100
Crinetics Pharmaceuticals, Inc.(a)	15,058	230,086
Cue Biopharma, Inc.(a)	48,404	590,529
Cullinan Oncology, Inc.(a)	7,168	298,691
Cytokinetics, Inc.(a)	6,252	145,422
Deciphera Pharmaceuticals, Inc.(a)	31,802	1,426,002
Denali Therapeutics, Inc.(a)	33,196	1,895,492
DermTech, Inc.(a)	4,529	230,028
Dicerna Pharmaceuticals, Inc.(a)	20,320	519,582
Dynavax Technologies Corp.(a)	61,100	600,613
Dyne Therapeutics, Inc.(a)	12,475	193,737
Eagle Pharmaceuticals, Inc.(a)	9,669	403,584
Editas Medicine, Inc.(a)(b)	41,231	1,731,702
Eiger BioPharmaceuticals, Inc.(a)	39,131	346,309
Emergent BioSolutions, Inc.(a)	42,646	3,962,240
Enanta Pharmaceuticals, Inc.(a)	17,887	882,187
Epizyme, Inc.(a)(b)	76,806	668,980
Esperion Therapeutics, Inc.(a)	14,800	415,140
Fate Therapeutics, Inc.(a)	45,263	3,731,934
FibroGen, Inc.(a)	68,908	2,391,797
Flexion Therapeutics, Inc.(a)	88,625	793,194
Foghorn Therapeutics, Inc.(a)	21,233	279,851
Forma Therapeutics Holdings, Inc.(a)	10,161	284,711
Forte Biosciences, Inc.(a)	9,707	332,659
Frequency Therapeutics, Inc.(a)(b)	35,876	340,822
G1 Therapeutics, Inc.(a)	38,051	915,507
Galera Therapeutics, Inc.(a)	21,379	188,563
Generation Bio Co.(a)	7,229	205,737
Gossamer Bio, Inc.(a)	63,253	585,090
Halozyme Therapeutics, Inc.(a)	115,424	4,812,027
Harpoon Therapeutics, Inc.(a)	40,888	855,377
Heron Therapeutics, Inc.(a)	125,583	2,035,700
IGM Biosciences, Inc.(a)	3,141	240,883
ImmunityBio, Inc.(a)(b)	9,767	231,869
ImmunoGen, Inc.(a)	13,847	112,161
Immunovant, Inc.(a)	13,634	218,689
Infinity Pharmaceuticals, Inc.(a)	52,797	170,534
Inhibrx, Inc.(a)(b)	11,532	231,447

16	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Inovio Pharmaceuticals, Inc.(a)(b)	133,334	$1,237,340
Inozyme Pharma, Inc.(a)	20,330	402,534
Insmed, Inc.(a)	57,894	1,971,870
Intellia Therapeutics, Inc.(a)	27,148	2,178,763
Intercept Pharmaceuticals, Inc.(a)(b)	42,538	981,777
Invitae Corp.(a)(b)	89,030	3,401,836
Ironwood Pharmaceuticals, Inc.(a)	58,324	652,062
iTeos Therapeutics, Inc.(a)	4,298	146,906
Kadmon Holdings, Inc.(a)	116,101	451,633
Karuna Therapeutics, Inc.(a)	5,130	616,780
Karyopharm Therapeutics, Inc.(a)	141,125	1,484,635
Keros Therapeutics, Inc.(a)	3,035	186,804
Kiniksa Pharmaceuticals Ltd., Class A(a)	22,562	417,623
Kodiak Sciences, Inc.(a)	15,852	1,797,458
Kura Oncology, Inc.(a)	24,177	683,484
Kymera Therapeutics, Inc.(a)	12,376	480,931
Ligand Pharmaceuticals, Inc.(a)	10,047	1,531,665
MacroGenics, Inc.(a)	42,880	1,365,728
Madrigal Pharmaceuticals, Inc.(a)	12,963	1,516,282
Magenta Therapeutics, Inc.(a)	17,340	205,306
MannKind Corp.(a)	134,247	526,248
MeiraGTx Holdings PLC(a)	12,891	186,017
Mirati Therapeutics, Inc.(a)	34,600	5,926,980
Mirum Pharmaceuticals, Inc.(a)	26,966	534,466
Natera, Inc.(a)	59,741	6,066,101
Neoleukin Therapeutics, Inc.(a)	14,264	175,590
NextCure, Inc.(a)	71,635	717,066
Nkarta, Inc.(a)	5,519	181,575
Novavax, Inc.(a)	13,115	2,377,881
Oncorus, Inc.(a)	6,189	86,151
OPKO Health, Inc.(a)(b)	76,417	327,829
Organogenesis Holdings, Inc.(a)	10,219	186,190
ORIC Pharmaceuticals, Inc.(a)	10,785	264,232
Oyster Point Pharma, Inc.(a)	43,844	801,468
Passage Bio, Inc.(a)	43,895	767,285
PMV Pharmaceuticals, Inc.(a)	11,384	374,420
Poseida Therapeutics, Inc.(a)(b)	75,620	722,171
Precision BioSciences, Inc.(a)	33,220	343,827
Prothena Corp. PLC(a)	14,724	369,867
PTC Therapeutics, Inc.(a)	45,037	2,132,502
Puma Biotechnology, Inc.(a)	64,235	624,364
Radius Health, Inc.(a)	72,877	1,520,214
REGENXBIO, Inc.(a)(b)	20,359	694,445
Relay Therapeutics, Inc.(a)	9,474	327,516
Replimune Group, Inc.(a)	9,821	299,639
REVOLUTION Medicines, Inc.(a)	26,454	1,213,710
Rigel Pharmaceuticals, Inc.(a)(b)	333,791	1,141,565
Rocket Pharmaceuticals, Inc.(a)	22,279	988,519
Sana Biotechnology, Inc.(a)	33,239	1,112,509
Sangamo Therapeutics, Inc.(a)	42,415	531,460
Scholar Rock Holding Corp.(a)	4,182	211,860
Selecta Biosciences, Inc.(a)	42,396	191,842
Seres Therapeutics, Inc.(a)(b)	80,527	1,658,051
Sigilon Therapeutics, Inc.(a)	5,502	122,970
Silverback Therapeutics, Inc.(a)(b)	33,519	1,462,434
Solid Biosciences, Inc.(a)	24,953	137,990
Sorrento Therapeutics, Inc.(a)(b)	171,225	1,416,031
Spectrum Pharmaceuticals, Inc.(a)	177,728	579,393
SpringWorks Therapeutics, Inc.(a)	10,673	785,213
Stoke Therapeutics, Inc.(a)	3,741	145,300
Sutro Biopharma, Inc.(a)	45,276	1,030,482
Taysha Gene Therapies, Inc.(a)	17,862	362,599

Security	Shares	Value

Biotechnology (continued)
TG Therapeutics, Inc.(a)	54,752	$2,639,046
Translate Bio, Inc.(a)	13,437	221,576
Travere Therapeutics, Inc.(a)	47,565	1,187,698
Turning Point Therapeutics, Inc.(a)(b)	17,237	1,630,448
Twist Bioscience Corp.(a)	34,320	4,250,875
Ultragenyx Pharmaceutical, Inc.(a)	53,024	6,037,313
Veracyte, Inc.(a)	62,910	3,381,412
Vericel Corp.(a)	20,463	1,136,720
Vincerx Pharma, Inc.(a)(b)	32,839	633,793
Vir Biotechnology, Inc.(a)	39,430	2,021,576
Xencor, Inc.(a)	38,101	1,640,629
Y-mAbs Therapeutics, Inc.(a)	14,845	448,913
Zentalis Pharmaceuticals, Inc.(a)	19,641	852,223

		164,185,408

Building Products — 1.8%
Advanced Drainage Systems, Inc.	33,859	3,500,682
Builders FirstSource, Inc.(a)	133,737	6,201,385
Cornerstone Building Brands, Inc.(a)	24,297	340,887
Gibraltar Industries, Inc.(a)	8,804	805,654
Masonite International Corp.(a)	13,279	1,530,272
Resideo Technologies, Inc.(a)	6,294	177,805
Trex Co., Inc.(a)	33,819	3,095,791
UFP Industries, Inc.	31,588	2,395,634

		18,048,110

Capital Markets — 2.6%
Artisan Partners Asset Management, Inc., Class A	22,915	1,195,475
AssetMark Financial Holdings, Inc.(a)	110,740	2,584,672
B Riley Financial, Inc.	22,236	1,253,666
Cohen & Steers, Inc.	49,210	3,214,889
Cowen, Inc., Class A	9,605	337,616
Hamilton Lane, Inc., Class A	104,951	9,294,461
Houlihan Lokey, Inc.	53,645	3,567,929
Moelis & Co., Class A	68,369	3,752,091
PJT Partners, Inc., Class A	4,268	288,730
Sculptor Capital Management, Inc.	20,058	438,869
Virtus Investment Partners, Inc.	415	97,732

		26,026,130

Chemicals — 2.2%
Avient Corp.	67,574	3,194,223
Balchem Corp.	24,017	3,011,972
Hawkins, Inc.	3,084	103,376
HB Fuller Co.	162,032	10,193,433
Ingevity Corp.(a)	9,777	738,457
Kronos Worldwide, Inc.	32,410	495,873
Livent Corp.(a)	79,032	1,368,834
Trinseo SA	42,106	2,680,889

		21,787,057

Commercial Services & Supplies — 1.4%
ABM Industries, Inc.	2,337	119,211
Brink’s Co.	44,823	3,551,326
Cimpress PLC(a)(b)	9,313	932,511
Herman Miller, Inc.	45,849	1,886,686
Kimball International, Inc., Class B	38,118	533,652
McGrath RentCorp.	30,372	2,449,502
Steelcase, Inc., Class A	56,734	816,402
Tetra Tech, Inc.	30,878	4,190,762

		14,480,052

Communications Equipment — 0.3%
Calix, Inc.(a)	68,901	2,388,109

S C H E D U L E S O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
Casa Systems, Inc.(a)	33,181	$316,215
Extreme Networks, Inc.(a)	73,287	641,261

		3,345,585

Construction & Engineering — 1.4%
Ameresco, Inc., Class A(a)	27,032	1,314,566
Comfort Systems USA, Inc.	1,475	110,286
EMCOR Group, Inc.	47,886	5,370,894
MasTec, Inc.(a)	32,822	3,075,421
MYR Group, Inc.(a)	3,534	253,282
Primoris Services Corp.	43,175	1,430,388
WillScot Mobile Mini Holdings Corp.(a)	107,873	2,993,475

		14,548,312

Diversified Consumer Services — 0.2%
Franchise Group, Inc.	3,075	111,038
Strategic Education, Inc.	24,286	2,232,126

		2,343,164

Diversified Telecommunication Services — 0.3%
Bandwidth, Inc., Class A(a)	4,535	574,766
Cogent Communications Holdings, Inc.	3,778	259,775
IDT Corp., Class B(a)	16,274	368,769
Ooma, Inc.(a)	82,386	1,305,818
Radius Global Infrastructure, Inc., Class A(a)(b)	64,916	954,265

		3,463,393

Electrical Equipment — 2.7%
Atkore, Inc.(a)	12,367	889,187
Bloom Energy Corp., Class A(a)(b)	60,119	1,626,219
FuelCell Energy, Inc.(a)	68,580	988,238
Generac Holdings, Inc.(a)	12,315	4,032,547
Plug Power, Inc.(a)(b)	268,303	9,615,979
Sunrun, Inc.(a)	125,525	7,591,752
TPI Composites, Inc.(a)	45,164	2,548,605

		27,292,527

Electronic Equipment, Instruments & Components — 3.1%
ePlus, Inc.(a)	36,498	3,636,661
FARO Technologies, Inc.(a)	32,697	2,830,579
II-VI, Inc.(a)	30,963	2,116,940
Insight Enterprises, Inc.(a)	32,748	3,124,814
Itron, Inc.(a)	27,591	2,445,942
Knowles Corp.(a)	40,415	845,482
Methode Electronics, Inc.	13,960	586,041
Novanta, Inc.(a)	17,613	2,322,979
OSI Systems, Inc.(a)(b)	85,649	8,230,869
PAR Technology Corp.(a)	29,057	1,900,618
PC Connection, Inc.	56,657	2,628,318
ScanSource, Inc.(a)	7,308	218,875

		30,888,118

Energy Equipment & Services — 0.0%
ChampionX Corp.(a)	13,712	297,962

Entertainment — 0.1%
Eros STX Global Corp.(a)	135,666	245,556
Gaia, Inc.(a)	4,726	56,192
Glu Mobile, Inc.(a)	83,611	1,043,465

		1,345,213

Equity Real Estate Investment Trusts (REITs) — 1.6%
Alexander & Baldwin, Inc.	23,493	394,447
Alpine Income Property Trust, Inc.	3,214	55,795
Broadstone Net Lease, Inc.	69,345	1,269,014
Colony Capital, Inc.(a)	82,800	536,544
Easterly Government Properties, Inc.	22,533	467,109

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
First Industrial Realty Trust, Inc.	5,790	$265,124
Four Corners Property Trust, Inc.	132,873	3,640,720
Macerich Co.	17,798	208,237
National Storage Affiliates Trust	38,055	1,519,536
NexPoint Residential Trust, Inc.	8,846	407,712
Plymouth Industrial REIT, Inc.	14,590	245,842
QTS Realty Trust, Inc., Class A	18,784	1,165,359
Retail Value, Inc.	29,929	559,972
Ryman Hospitality Properties, Inc.(a)(b)	24,190	1,874,967
Saul Centers, Inc.	2,614	104,848
Terreno Realty Corp.	21,398	1,236,162
Uniti Group, Inc.	215,566	2,377,693

		16,329,081

Food & Staples Retailing — 0.7%
BJ’s Wholesale Club Holdings, Inc.(a)	60,693	2,722,688
Chefs’ Warehouse, Inc.(a)	35,332	1,076,213
Performance Food Group Co.(a)	47,565	2,740,220
PriceSmart, Inc.	9,534	922,414

		7,461,535

Food Products — 1.0%
Freshpet, Inc.(a)	47,021	7,467,405
Sanderson Farms, Inc.	4,638	722,508
Vital Farms, Inc.(a)(b)	102,274	2,233,664

		10,423,577

Gas Utilities — 0.5%
Brookfield Infrastructure Corp., Class A	26,459	2,020,674
Southwest Gas Holdings, Inc.	42,296	2,906,158

		4,926,832

Health Care Equipment & Supplies — 5.6%
Accuray, Inc.(a)	106,098	525,185
Alphatec Holdings, Inc.(a)	58,770	927,978
AtriCure, Inc.(a)	43,999	2,882,814
Atrion Corp.	2,380	1,526,318
Axogen, Inc.(a)(b)	22,214	450,056
Axonics Modulation Technologies, Inc.(a)	6,539	391,621
Cantel Medical Corp.(a)	41,670	3,326,933
Cardiovascular Systems, Inc.(a)	69,385	2,660,221
Cerus Corp.(a)	187,516	1,126,971
CONMED Corp.	18,977	2,478,206
CryoLife, Inc.(a)	42,116	950,979
CryoPort, Inc.(a)	19,516	1,015,027
GenMark Diagnostics, Inc.(a)	47,116	1,126,072
Glaukos Corp.(a)	12,066	1,012,699
Globus Medical, Inc., Class A(a)	24,208	1,492,907
Heska Corp.(a)	22,130	3,728,020
Inari Medical, Inc.(a)	4,040	432,280
Inogen, Inc.(a)	19,542	1,026,346
Integer Holdings Corp.(a)	8,109	746,839
Intersect ENT, Inc.(a)	46,692	974,929
iRhythm Technologies, Inc.(a)	13,785	1,914,185
LeMaitre Vascular, Inc.	44,564	2,173,832
LivaNova PLC(a)	20,119	1,483,374
Meridian Bioscience, Inc.(a)	9,502	249,428
Mesa Laboratories, Inc.	6,550	1,594,925
Natus Medical, Inc.(a)	27,029	692,213
Neogen Corp.(a)	38,873	3,455,421
Nevro Corp.(a)	38,475	5,367,262
Novocure Ltd.(a)	3,294	435,401
NuVasive, Inc.(a)	24,221	1,587,929
Ortho Clinical Diagnostics Holdings PLC(a)	29,183	563,086
Shockwave Medical, Inc.(a)	17,373	2,263,007

18	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Silk Road Medical, Inc.(a)	25,621	$1,297,704
STAAR Surgical Co.(a)(b)	18,938	1,996,255
Tactile Systems Technology, Inc.(a)	43,574	2,374,347
Zynex, Inc.(a)(b)	15,327	234,043

		56,484,813

Health Care Providers & Services — 2.9%
1Life Healthcare, Inc.(a)	87,231	3,408,988
AdaptHealth Corp.(a)	27,454	1,009,209
AMN Healthcare Services, Inc.(a)	43,195	3,183,472
CorVel Corp.(a)	16,282	1,670,370
Fulgent Genetics, Inc.(a)	3,602	348,025
HealthEquity, Inc.(a)	3,808	258,944
Innovage Holding Corp.(a)	26,505	683,564
Joint Corp.(a)	21,851	1,056,933
LHC Group, Inc.(a)	24,341	4,654,243
Magellan Health, Inc.(a)	6,182	576,410
National Research Corp.	10,392	486,657
Option Care Health, Inc.(a)	33,964	602,521
Patterson Cos., Inc.	50,065	1,599,577
PetIQ, Inc.(a)	39,837	1,404,653
Progyny, Inc.(a)	29,097	1,295,107
R1 RCM, Inc.(a)	63,132	1,558,098
RadNet, Inc.(a)	17,521	381,082
Select Medical Holdings Corp.(a)	43,152	1,471,483
Signify Health, Inc., Class A(a)	44,382	1,298,617
U.S. Physical Therapy, Inc.	20,390	2,122,599
Viemed Healthcare, Inc.(a)	73,344	742,241

		29,812,793

Health Care Technology — 2.9%
Allscripts Healthcare Solutions, Inc.(a)	6,019	90,375
Castlight Health, Inc., Class B(a)	199,886	301,828
Certara, Inc.(a)(b)	33,290	908,817
Evolent Health, Inc., Class A(a)	13,741	277,568
Health Catalyst, Inc.(a)	16,964	793,406
HealthStream, Inc.(a)	8,973	200,457
HMS Holdings Corp.(a)	56,125	2,075,222
Inovalon Holdings, Inc., Class A(a)	154,067	4,434,048
Inspire Medical Systems, Inc.(a)	17,445	3,610,941
Omnicell, Inc.(a)	47,375	6,152,591
Phreesia, Inc.(a)	80,803	4,209,836
Schrodinger, Inc.(a)(b)	13,287	1,013,665
Tabula Rasa HealthCare, Inc.(a)(b)	19,410	893,831
Teladoc Health, Inc.(a)	5,155	936,921
Vocera Communications, Inc.(a)	88,995	3,422,748

		29,322,254

Hotels, Restaurants & Leisure — 5.2%
Accel Entertainment, Inc.(a)	106,328	1,162,165
Bally’s Corp.(a)	3,970	257,971
Bloomin’ Brands, Inc.(a)	77,039	2,083,905
Brinker International, Inc.(a)	17,925	1,273,750
Caesars Entertainment, Inc.(a)	57,873	5,060,994
Cheesecake Factory, Inc.(a)	34,888	2,041,297
Churchill Downs, Inc.	32,601	7,414,119
Dine Brands Global, Inc.(a)	30,995	2,790,480
Everi Holdings, Inc.(a)	31,264	441,135
GAN Ltd.(a)	4,386	79,825
Hilton Grand Vacations, Inc.(a)	10,975	411,453
International Game Technology PLC(a)	231,068	3,708,641
Jack in the Box, Inc.	2,256	247,664
Penn National Gaming, Inc.(a)	58,865	6,171,407
Scientific Games Corp.(a)	39,419	1,518,420

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
SeaWorld Entertainment, Inc.(a)	54,367	$2,700,409
Shake Shack, Inc., Class A(a)	29,294	3,303,484
Texas Roadhouse, Inc.(a)	72,331	6,939,436
Wingstop, Inc.(b)	39,531	5,027,157

		52,633,712

Household Durables — 2.6%
Casper Sleep, Inc.(a)	112,654	815,615
GoPro, Inc., Class A(a)	41,321	480,976
Green Brick Partners, Inc.(a)	57,458	1,303,148
Helen of Troy Ltd.(a)(b)	3,429	722,353
Hooker Furniture Corp	6,740	245,740
Installed Building Products, Inc	7,875	873,180
iRobot Corp.(a)	40,423	4,938,882
KB Home	19,878	924,923
LGI Homes, Inc.(a)	12,137	1,812,176
Lovesac Co.(a)(b)	4,321	244,569
MDC Holdings, Inc.	150,918	8,964,529
Skyline Champion Corp.(a)	2,965	134,196
Sonos, Inc.(a)	52,725	1,975,606
TopBuild Corp.(a)	11,582	2,425,618
Universal Electronics, Inc.(a)	1,715	94,274

		25,955,785

Household Products — 0.2%
Central Garden & Pet Co., Class A(a)	34,119	1,770,435

Independent Power and Renewable Electricity Producers — 0.5%
Brookfield Renewable Corp., Class A	26,261	1,229,015
Clearway Energy, Inc., Class A	48,487	1,285,391
Ormat Technologies, Inc.	21,991	1,726,953
Sunnova Energy International, Inc.(a)	26,388	1,077,158

		5,318,517

Insurance — 0.5%
eHealth, Inc.(a)	4,714	342,849
Kinsale Capital Group, Inc.	8,711	1,435,573
Selectquote, Inc.(a)	9,323	275,122
Trupanion, Inc.(a)	34,209	2,607,068

		4,660,612

Interactive Media & Services — 0.2%
Bumble, Inc., Class A(a)	11,468	715,374
Cargurus, Inc.(a)	21,770	518,779
EverQuote, Inc., Class A(a)	17,752	644,220
QuinStreet, Inc.(a)	8,403	170,581

		2,048,954

Internet & Direct Marketing Retail — 1.6%
1-800-Flowers.com, Inc., Class A(a)(b)	106,099	2,929,393
CarParts.com, Inc.(a)(b)	39,220	560,062
Lands’ End, Inc.(a)	16,330	405,147
Magnite, Inc.(a)	31,528	1,311,880
Overstock.com, Inc.(a)	42,063	2,787,094
RealReal, Inc.(a)	63,475	1,436,439
Shutterstock, Inc.	22,466	2,000,373
Stamps.com, Inc.(a)	15,535	3,099,388
Stitch Fix, Inc., Class A(a)	38,989	1,931,515

		16,461,291

IT Services — 1.9%
Brightcove, Inc.(a)	19,968	401,756
Cardtronics PLC, Class A(a)	10,167	394,480
CSG Systems International, Inc.	52,098	2,338,679
Grid Dynamics Holdings, Inc.(a)	38,564	614,325
Hackett Group, Inc.	52,560	861,458

S C H E D U L E S O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
International Money Express, Inc.(a)	37,895	$568,804
KBR, Inc.	66,959	2,570,556
Limelight Networks, Inc.(a)(b)	127,948	456,774
LiveRamp Holdings, Inc.(a)	22,697	1,177,520
MAXIMUS, Inc.	93,546	8,329,336
TTEC Holdings, Inc.	5,400	542,430
Verra Mobility Corp.(a)(b)	59,646	807,309

		19,063,427

Leisure Products — 0.6%
Malibu Boats, Inc., Class A(a)	25,744	2,051,282
YETI Holdings, Inc.(a)	49,179	3,551,215

		5,602,497

Life Sciences Tools & Services — 2.1%
Codexis, Inc.(a)(b)	60,486	1,384,524
Luminex Corp.	60,471	1,929,025
Medpace Holdings, Inc.(a)	25,461	4,176,877
NanoString Technologies, Inc.(a)	43,214	2,839,592
NeoGenomics, Inc.(a)(b)	97,671	4,710,672
Pacific Biosciences of California, Inc.(a)	105,426	3,511,740
Personalis, Inc.(a)(b)	25,467	626,743
Quanterix Corp.(a)	8,234	481,442
Repligen Corp.(a)	3,538	687,823
Seer, Inc.(a)	8,134	406,863

		20,755,301

Machinery — 2.1%
Chart Industries, Inc.(a)	2,046	291,248
Energy Recovery, Inc.(a)	26,296	482,269
ESCO Technologies, Inc.	33,909	3,692,351
Evoqua Water Technologies Corp.(a)	74,237	1,952,433
Franklin Electric Co., Inc.	82,389	6,503,788
John Bean Technologies Corp.	29,778	3,970,599
Meritor, Inc.(a)	11,973	352,246
Navistar International Corp.(a)	3,215	141,556
Proto Labs, Inc.(a)(b)	17,238	2,098,726
Watts Water Technologies, Inc., Class A	5,809	690,167
Welbilt, Inc.(a)	48,567	789,214

		20,964,597

Media — 0.5%
Cardlytics, Inc.(a)(b)	29,922	3,282,443
iHeartMedia, Inc., Class A(a)	39,757	721,590
Sinclair Broadcast Group, Inc., Class A	33,371	976,436
Tremor International Ltd.(a)(b)	2,418	23,334

		5,003,803

Metals & Mining — 0.5%
Materion Corp.	9,638	638,421
Novagold Resources, Inc.(a)	246,904	2,162,879
Schnitzer Steel Industries, Inc., Class A	28,553	1,193,230
Worthington Industries, Inc.	12,912	866,266

		4,860,796

Multiline Retail — 0.1%
Big Lots, Inc.	10,421	711,754

Oil, Gas & Consumable Fuels — 0.4%
Brigham Minerals, Inc., Class A	36,886	540,011
CVR Energy, Inc.	34,299	657,855
Delek U.S. Holdings, Inc.	65,785	1,432,797
Evolution Petroleum Corp.	149,892	506,635
Falcon Minerals Corp.	19,864	89,189
Magnolia Oil & Gas Corp., Class A(a)	20,022	229,853

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
PBF Energy, Inc., Class A(a)	22,427	$317,342
W&T Offshore, Inc.(a)	202,123	725,622

		4,499,304

Paper & Forest Products — 0.7%
Louisiana-Pacific Corp.	136,943	7,594,859

Personal Products — 0.2%
elf Beauty, Inc.(a)	30,745	824,888
USANA Health Sciences, Inc.(a)	9,754	951,991

		1,776,879

Pharmaceuticals — 1.5%
Amphastar Pharmaceuticals, Inc.(a)	104,754	1,919,093
Angion Biomedica Corp.(a)	19,863	358,924
Arvinas, Inc.(a)	21,364	1,412,160
Atea Pharmaceuticals, Inc.(a)	3,015	186,176
Axsome Therapeutics, Inc.(a)	13,844	783,847
BioDelivery Sciences International, Inc.(a)	133,066	520,288
Collegium Pharmaceutical, Inc.(a)	29,965	710,171
Endo International PLC(a)	64,451	477,582
Innoviva, Inc.(a)(b)	60,800	726,560
Kala Pharmaceuticals, Inc.(a)(b)	47,352	319,153
KemPharm, Inc.(a)(b)	11,139	102,479
NGM Biopharmaceuticals, Inc.(a)	53,179	1,545,914
Ocular Therapeutix, Inc.(a)	13,498	221,502
Omeros Corp.(a)	57,984	1,032,115
Optinose, Inc.(a)	966	3,565
Pacira BioSciences, Inc.(a)	5,225	366,220
Phathom Pharmaceuticals, Inc.(a)	4,477	168,156
Prestige Consumer Healthcare, Inc.(a)	4,190	184,695
Provention Bio, Inc.(a)	19,134	200,811
Relmada Therapeutics, Inc.(a)	5,698	200,627
Revance Therapeutics, Inc.(a)(b)	32,041	895,546
Terns Pharmaceuticals, Inc.(a)	6,342	139,524
Theravance Biopharma, Inc.(a)(b)	79,222	1,616,921
WaVe Life Sciences Ltd.(a)	21,954	123,162
Zogenix, Inc.(a)	53,197	1,038,406

		15,253,597

Professional Services — 2.2%
ASGN, Inc.(a)	52,121	4,974,428
Forrester Research, Inc.(a)	21,108	896,668
Franklin Covey Co.(a)	56,388	1,595,216
Insperity, Inc.	35,468	2,970,090
Kforce, Inc.	72,721	3,897,846
TriNet Group, Inc.(a)	69,582	5,424,613
Upwork, Inc.(a)	46,665	2,089,192

		21,848,053

Real Estate Management & Development — 1.3%
eXp World Holdings, Inc.(a)	26,562	1,209,899
Marcus & Millichap, Inc.(a)(b)	160,138	5,396,650
RE/MAX Holdings, Inc., Class A	41,143	1,620,623
Realogy Holdings Corp.(a)	52,247	790,497
Redfin Corp.(a)	47,322	3,151,172
RMR Group, Inc., Class A	31,902	1,301,921

		13,470,762

Road & Rail — 0.7%
Werner Enterprises, Inc.	141,706	6,684,272

Semiconductors & Semiconductor Equipment — 4.5%
Advanced Energy Industries, Inc.	4,401	480,457
Brooks Automation, Inc.	61,791	5,045,235
Cirrus Logic, Inc.(a)	47,011	3,986,063

20	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
CMC Materials, Inc.	15,531	$2,745,726
FormFactor, Inc.(a)	51,792	2,336,337
Ichor Holdings Ltd.(a)	59,300	3,190,340
Lattice Semiconductor Corp.(a)	128,094	5,766,792
Maxeon Solar Technologies Ltd.(a)(b)	14,776	466,331
PDF Solutions, Inc.(a)	11,605	206,337
Power Integrations, Inc.	86,817	7,073,849
Silicon Laboratories, Inc.(a)	52,015	7,337,756
SiTime Corp.(a)	4,264	420,430
SunPower Corp.(a)(b)	30,021	1,004,202
Synaptics, Inc.(a)	37,111	5,025,572
Ultra Clean Holdings, Inc.(a)	10,224	593,401

		45,678,828

Software — 10.2%
8x8, Inc.(a)	182,239	5,911,833
A10 Networks, Inc.(a)	139,819	1,343,661
ACI Worldwide, Inc.(a)	88,195	3,355,820
Alarm.com Holdings, Inc.(a)(b)	29,700	2,565,486
Altair Engineering, Inc., Class A(a)	41,146	2,574,505
Appian Corp.(a)	28,041	3,728,051
Avaya Holdings Corp.(a)	35,571	997,055
Benefitfocus, Inc.(a)	32,307	446,160
Blackbaud, Inc.(a)	6,512	462,873
Blackline, Inc.(a)(b)	29,857	3,236,499
Bottomline Technologies DE, Inc.(a)	49,429	2,236,662
Box, Inc., Class A(a)	244,888	5,622,628
CommVault Systems, Inc.(a)	49,828	3,213,906
Cornerstone OnDemand, Inc.(a)	50,237	2,189,328
Digital Turbine, Inc.(a)	49,458	3,974,445
Domo, Inc., Class B(a)	25,231	1,420,253
Envestnet, Inc.(a)	26,817	1,936,992
Five9, Inc.(a)	9,425	1,473,410
fuboTV, Inc.(a)	8,613	190,520
InterDigital, Inc.	5,810	368,644
J2 Global, Inc.(a)	15,388	1,844,406
LivePerson, Inc.(a)	49,094	2,589,218
MicroStrategy, Inc., Class A(a)	920	624,496
Mimecast Ltd.(a)	41,798	1,680,698
Model N, Inc.(a)	21,363	752,618
Olo, Inc., Class A(a)	15,617	412,133
ON24, Inc.(a)(b)	12,041	584,109
Palantir Technologies, Inc., Class A(a)	11	256
Paylocity Holding Corp.(a)	6,012	1,081,138
Ping Identity Holding Corp.(a)	13,589	298,007
Progress Software Corp.	82,594	3,639,092
PROS Holdings, Inc.(a)	83,939	3,567,407
Q2 Holdings, Inc.(a)	27,495	2,754,999
QAD, Inc., Class A	29,168	1,942,005
Qualys, Inc.(a)(b)	11,778	1,234,099
Rapid7, Inc.(a)	61,099	4,558,596
Rimini Street, Inc.(a)	103,141	925,175
RingCentral, Inc., Class A(a)	4,273	1,272,841
Sailpoint Technologies Holdings, Inc.(a)	79,010	4,001,066
Sprout Social, Inc., Class A(a)	64,184	3,707,268
SPS Commerce, Inc.(a)	19,079	1,894,735
SVMK, Inc.(a)	80,122	1,467,835
Tenable Holdings, Inc.(a)	47,360	1,713,722
Varonis Systems, Inc.(a)	145,899	7,490,455
Workiva, Inc.(a)	9,351	825,319
Yext, Inc.(a)(b)	194,924	2,822,499
Zuora, Inc., Class A(a)	113,732	1,683,234

		102,616,157

Security	Shares	Value

Specialty Retail — 1.8%
American Eagle Outfitters, Inc.	16,367	$478,571
America’s Car-Mart, Inc.(a)	2,859	435,626
Asbury Automotive Group, Inc.(a)	2,280	448,020
At Home Group, Inc.(a)	15,428	442,784
Camping World Holdings, Inc., Class A	45,172	1,643,357
Group 1 Automotive, Inc.	3,297	520,234
Haverty Furniture Cos., Inc.	3,134	116,553
Lithia Motors, Inc., Class A	12,542	4,892,509
MarineMax, Inc.(a)	30,001	1,480,849
Murphy USA, Inc.	4,964	717,596
National Vision Holdings, Inc.(a)	30,260	1,326,296
Rent-A-Center, Inc.	44,446	2,562,756
RH(a)(b)	1,860	1,109,676
Signet Jewelers Ltd.(a)	2,655	153,937
Sleep Number Corp.(a)	7,256	1,041,163
Tilly’s, Inc., Class A(a)	23,568	266,790
Urban Outfitters, Inc.(a)	9,121	339,210

		17,975,927

Textiles, Apparel & Luxury Goods — 1.7%
Crocs, Inc.(a)	91,066	7,326,260
Deckers Outdoor Corp.(a)	28,637	9,462,237

		16,788,497

Thrifts & Mortgage Finance — 0.5%
Essent Group Ltd.	7,919	376,073
Merchants Bancorp	5,243	219,891
Radian Group, Inc.	21,210	493,133
Riverview Bancorp, Inc.	16,800	116,424
TFS Financial Corp.	94,500	1,924,965
Walker & Dunlop, Inc.	18,383	1,888,670

		5,019,156

Trading Companies & Distributors — 1.6%
Applied Industrial Technologies, Inc.	29,594	2,698,085
H&E Equipment Services, Inc.	16,572	629,736
SiteOne Landscape Supply, Inc.(a)	77,694	13,265,473

		16,593,294

Water Utilities — 0.2%
California Water Service Group	38,489	2,168,470

Total Common Stocks — 96.7% (Cost: $734,389,402)		976,343,765

Preferred Securities

Preferred Stocks — 0.2%

Household Durables — 0.0%
AliphCom
Series 6 (Acquired 06/03/14, cost $0)(a)(c)(d)(e)	8,264	—
Series 8 (Acquired 08/31/15, cost $1,174,984)(a)(c)(d)(e)	192,156	2

		2

Software — 0.2%
Illumio, Inc., Series C (Acquired 03/10/15, cost $1,000,317)(a)(d)(e)	311,155	1,596,225

Total Preferred Securities — 0.2% (Cost: $2,175,301)		1,596,227

Rights

Biotechnology — 0.0%
Adicet Bio, Inc., CVR(a)	6,633	13,744
Aduro Biotech, Inc., CVR(a)(d)	18,964	56,892

S C H E D U L E S O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Alder Biopharmaceuticals, Inc., CVR(a)(d)	46,530	$40,946
Prevail Therapeutics, Inc., CVR(a)	10,004	5,002

		116,584

Metals & Mining — 0.0%
Pan American Silver Corp., CVR(a)(b)	36,363	31,636

Total Rights — 0.0% (Cost: $3,556)		148,220

Total Long-Term Investments — 96.9% (Cost: $736,568,259)		978,088,212

Short-Term Securities(f)(g)

Money Market Funds — 7.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	31,669,893	31,669,893
SL Liquidity Series, LLC, Money Market Series, 0.16%(h)	38,956,526	38,968,213

Total Short-Term Securities — 7.0% (Cost: $70,618,253)		70,638,106

Total Investments — 103.9% (Cost: $807,186,512)		1,048,726,318

Liabilities in Excess of Other Assets — (3.9)%		(39,425,860)

Net Assets — 100.0%		$1,009,300,458

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $1,596,227, representing 0.2% of its net assets as of period end, and an original cost of $2,175,301.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/20	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$23,964,419	$7,705,474	(a)	$—		$—	$—	$31,669,893	31,669,893	$3,675		$—
SL Liquidity Series, LLC, Money Market Series	55,215,634	—		(16,241,675	)(a)	(5,235)	(511)	38,968,213	38,956,526	195,749	(b)	—

						$(5,235)	$(511)	$70,638,106		$199,424		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry subclassifications for reporting ease.

22	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Advantage Small Cap Growth Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts Russell 2000 E-Mini Index	296	06/18/21	$32,893	$ (1,294,168)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Liabilities — Derivative Financial Instruments
Futures contracts Unrealized depreciation(a)	$—	$—	$1,294,168	$—	$—	$—	$1,294,168

(a)

Net cumulative unrealized appreciation (depreciation) on futures contracts, if any, are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).

For the six months ended March 31, 2021, the effect of derivative financial instruments in the Statements of Operations was as follows:

	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total

Net Realized Gain (Loss) from
Futures contracts	$—	$—	$12,852,205	$—	$—	$—	$12,852,205

Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts	$—	$—	$(2,280,299)	$—	$—	$—	$(2,280,299)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts Average notional value of contracts — long	$32,047,420

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$976,343,765	$—	$—	$976,343,765
Preferred Securities	—	—	1,596,227	1,596,227
Rights
Biotechnology	—	18,746	97,838	116,584
Metals & Mining	31,636	—	—	31,636

S C H E D U L E S O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Advantage Small Cap Growth Fund

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$31,669,893	$—	$—	$31,669,893

	$1,008,045,294	$18,746	$1,694,065	1,009,758,105

Investments Valued at NAV(a)				38,968,213

				$1,048,726,318

Derivative Financial Instruments(b)
Liabilities
Equity Contracts	$(1,294,168)	$—	$—	$(1,294,168)

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

See notes to financial statements.

24	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) March 31, 2021	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 19.2%
Acceleron Pharma, Inc.(a)	741,134	$100,505,182
Acerta Pharma BV, Series B (Acquired 05/06/15, cost $17,141,679)(a)(b)(c)	297,971,595	41,275,025
Agios Pharmaceuticals, Inc.(a)(d)	418,584	21,615,678
Allakos, Inc.(a)(d)	424,575	48,732,718
Allogene Therapeutics, Inc.(a)(d)	587,622	20,743,057
Alnylam Pharmaceuticals, Inc.(a)	647,306	91,393,134
Amgen, Inc.	1,213,396	301,905,059
Annexon, Inc. (Acquired 06/26/20, cost $3,589,917)(a)(c)	286,515	7,976,578
Apellis Pharmaceuticals, Inc.(a)(d)	297,709	12,774,693
Arcutis Biotherapeutics, Inc.(a)(d)	832,015	24,070,194
Arena Pharmaceuticals, Inc.(a)(d)	289,757	20,106,238
Argenx SE, ADR(a)(d)	91,100	25,088,029
Atreca, Inc., Class A(a)(d)	138,103	2,117,119
Biogen, Inc.(a)	206,479	57,762,500
Biohaven Pharmaceutical Holding Co. Ltd.(a)	122,730	8,388,596
BioMarin Pharmaceutical, Inc.(a)	280,772	21,201,094
Blueprint Medicines Corp.(a)	183,842	17,874,958
Bridgebio Pharma, Inc.(a)(d)	272,867	16,808,607
Cerevel Therapeutics Holdings, Inc.(a)(d)	241,015	3,309,136
ChemoCentryx, Inc.(a)	181,450	9,297,498
Connect Biopharma Holdings Ltd., ADR(a)(d)	230,965	4,272,853
Cytokinetics, Inc.(a)	315,500	7,338,530
Decibel Therapeutics, Inc. (Acquired 11/02/20-02/05/21, cost $3,884,622)(a)(c)	424,528	4,644,336
Decibel Therapeutics, Inc.(a)	485,662	5,517,120
Design Therapeutics, Inc.(a)	265,138	7,927,626
Dicerna Pharmaceuticals, Inc.(a)(d)	275,717	7,050,084
Enanta Pharmaceuticals, Inc.(a)	104,415	5,149,748
Everest Medicines Ltd. (Acquired 09/30/20, cost $4,297,361)(a)(c)	599,500	5,657,930
Exact Sciences Corp.(a)	272,425	35,900,166
Forma Therapeutics Holdings, Inc.(a)	231,030	6,473,461
Genmab A/S(a)	276,871	91,061,127
Genmab A/S, ADR(a)	982,791	32,265,029
Gilead Sciences, Inc.	4,001,169	258,595,552
Global Blood Therapeutics, Inc.(a)	329,075	13,409,806
Halozyme Therapeutics, Inc.(a)(d)	404,470	16,862,354
Immunocore Holdings PLC, ADR(a)(d)	186,740	7,949,522
Incyte Corp.(a)	438,230	35,614,952
Intellia Therapeutics, Inc.(a)(d)	122,444	9,826,743
Iovance Biotherapeutics, Inc.(a)	590,214	18,686,175
Kodiak Sciences, Inc.(a)(d)	164,366	18,637,461
Kronos Bio, Inc. (Acquired 10/09/20 cost $5,050,000)(a)(c)	312,693	9,133,763
Krystal Biotech, Inc.(a)	72,135	5,557,280
Mersana Therapeutics, Inc.(a)(d)	1,093,068	17,685,840
Mirati Therapeutics, Inc.(a)	276,778	47,412,071
Molecular Templates, Inc.(a)	376,174	4,747,316
Neurocrine Biosciences, Inc.(a)	359,241	34,936,187
Prothena Corp. PLC(a)	407,340	10,232,381
PTC Therapeutics, Inc.(a)	90,525	4,286,359
RAPT Therapeutics, Inc.(a)(d)	147,420	3,272,724
Regeneron Pharmaceuticals, Inc.(a)	222,700	105,368,278
Relay Therapeutics, Inc.(a)	211,031	7,295,342
RemeGen Co. Ltd. (Acquired 11/03/20, cost $7,212,207)(a)(c)	1,062,500	13,045,320
Sage Therapeutics, Inc.(a)	137,900	10,321,815
Sarepta Therapeutics, Inc.(a)(d)	166,957	12,443,305
Seagen, Inc.(a)	1,275,665	177,138,842

Security	Shares	Value

Biotechnology (continued)
Seres Therapeutics, Inc.(a)(d)	229,015	$4,715,419
Sigilon Therapeutics, Inc. (Acquired 02/14/20, cost $4,607,996)(a)(c)	341,333	7,495,289
Stoke Therapeutics, Inc.(a)	84,461	3,280,465
Taysha Gene Therapies, Inc.(a)(d)	266,334	5,406,580
Taysha Gene Therapies, Inc.(a)	334,477	6,789,883
TCR2 Therapeutics, Inc.(a)	197,144	4,352,940
Vertex Pharmaceuticals, Inc.(a)	413,535	88,864,536

		2,029,567,603

Diversified Financial Services — 0.5%
ARYA Sciences Acquisition Corp. III, Class A(a)(d)	320,000	4,409,600
BCTG Acquisition Corp.(a)	186,560	2,074,547
Deerfield Healthcare Technology Acquisitions Corp., Class A(a)(d)	442,160	5,358,979
Health Assurance Acquisition Corp., Class A(a)	1,765,596	18,044,391
Health Sciences Acquisitions Corp. 2(a)	264,960	2,975,501
Helix Acquisition Corp., Class A(a)(d)	228,832	2,336,375
MedTech Acquisition Corp., Class A(a)	831,621	8,025,143
Therapeutics Acquisition Corp., Class A(a)(d)	518,000	5,444,180

		48,668,716

Health Care Equipment & Supplies — 30.5%
Abbott Laboratories	4,671,001	559,772,760
ABIOMED, Inc.(a)(d)	207,094	66,007,071
Alcon, Inc.(a)(d)	1,968,691	138,162,734
Baxter International, Inc.	1,385,270	116,833,672
Becton Dickinson and Co.	616,331	149,860,883
Boston Scientific Corp.(a)	7,197,462	278,181,906
Butterfly Network, Inc.(a)(d)	657,724	11,069,495
DENTSPLY SIRONA, Inc.	1,114,600	71,122,626
Dexcom, Inc.(a)(d)	178,070	63,996,577
Edwards Lifesciences Corp.(a)	2,778,910	232,428,033
Envista Holdings Corp.(a)(d)	641,613	26,177,810
Intuitive Surgical, Inc.(a)	323,981	239,402,520
Kangji Medical Holdings Ltd.(a)(d)	5,034,659	6,034,776
Masimo Corp.(a)	428,152	98,329,388
Medtronic PLC	2,921,798	345,151,998
Nevro Corp.(a)(d)	269,337	37,572,512
Novocure Ltd.(a)	113,074	14,946,121
ResMed, Inc.	569,917	110,575,296
Silk Road Medical, Inc.(a)	175,469	8,887,505
Straumann Holding AG, Registered Shares	53,090	66,283,855
Stryker Corp.	1,067,239	259,958,076
Teleflex, Inc.	341,740	141,979,300
Zimmer Biomet Holdings, Inc.	1,169,985	187,291,199

		3,230,026,113

Health Care Providers & Services — 20.7%
Alignment Healthcare, Inc.(a)(d)	950,045	20,834,487
Amedisys, Inc.(a)	379,148	100,394,599
AmerisourceBergen Corp.	271,535	32,060,137
Anthem, Inc.	674,049	241,949,889
Cardinal Health, Inc.	1,256,367	76,324,295
Centene Corp.(a)	1,924,285	122,981,054
Cigna Corp.	1,214,860	293,680,256
Encompass Health Corp.	773,075	63,314,843
Guardant Health, Inc.(a)(d)	143,320	21,877,798
Henry Schein, Inc.(a)	658,270	45,578,615
Humana, Inc.	696,970	292,204,672
Innovage Holding Corp.(a)(d)	256,864	6,624,523
LHC Group, Inc.(a)(d)	382,896	73,213,544
McKesson Corp.	118,971	23,204,104
Oak Street Health, Inc.(a)(d)	958,228	52,003,034

S C H E D U L E S O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security		Shares	Value

Health Care Providers & Services (continued)
Quest Diagnostics, Inc.		243,566	$31,259,260
UnitedHealth Group, Inc.		1,866,273	694,384,195

			2,191,889,305

Health Care Technology — 0.7%
Teladoc Health, Inc.(a)(d)		425,056	77,253,928

Insurance — 0.1%
GoHealth, Inc., Class A(a)(d)		708,797	8,285,837

Internet & Direct Marketing Retail — 0.4%
JD Health International, Inc. (Acquired 12/01/20, cost $29,316,237)(a)(c)		3,187,700	44,842,087

Life Sciences Tools & Services — 8.4%
Agilent Technologies, Inc.		262,937	33,429,810
Avantor, Inc.(a)(d)		2,225,265	64,376,917
Illumina, Inc.(a)		277,053	106,404,975
IQVIA Holdings, Inc.(a)		737,460	142,433,024
PPD, Inc.(a)		1,829,941	69,244,967
Thermo Fisher Scientific, Inc.		686,533	313,319,931
WuXi AppTec Co. Ltd., H Shares(e)		4,051,514	80,006,488
Wuxi Biologics Cayman, Inc.(a)(e)		5,726,500	72,215,496

			881,431,608

Pharmaceuticals — 18.9%
Bristol-Myers Squibb Co.		3,151,089	198,928,249
Daiichi Sankyo Co. Ltd.		704,600	20,557,251
Eisai Co. Ltd.		469,200	31,536,829
Elanco Animal Health, Inc.(a)(d)		1,249,900	36,809,555
Eli Lilly & Co.		1,750,054	326,945,088
Hansoh Pharmaceutical Group Co. Ltd.(a)(e)		16,902,176	81,079,752
Horizon Therapeutics PLC(a)(d)		375,420	34,553,657
Hua Medicine(a)(d)(e)		13,366,370	7,651,091
Johnson & Johnson		2,926,342	480,944,308
Merck & Co., Inc.		1,407,911	108,535,859
Merck KGaA		329,826	56,418,085
Nektar Therapeutics(a)		427,710	8,554,200
Pfizer, Inc.		5,901,618	213,815,620
Roche Holding AG		154,849	50,162,312
Sanofi		1,330,482	131,563,585
Sanofi, ADR		1,049,151	51,891,008
Zoetis, Inc.		1,034,140	162,856,367

			2,002,802,816

Total Common Stocks — 99.4% (Cost: $6,323,541,123)			10,514,768,013

		Par (000)

Other Interests(a)(b)
Afferent Pharmaceuticals, Inc., Series C, 0.00%	USD	3,421	4,857,309

Total Other Interests — 0.0% (Cost: $0)			4,857,309

		Shares

Preferred Securities

Preferred Stocks — 0.5%

Biotechnology — 0.4%
Affinvax, Inc., Series C (Acquired 01/06/21, cost $3,879,936)(a)(b)(c)		122,824	3,879,937

Security	Shares	Value

Biotechnology (continued)
Ambrx Biopharma, Inc.
Series A (Acquired 11/06/20, cost $4,850,067)(a)(b)(c)	3,102,653	$5,615,802
Series B (Acquired 11/06/20, cost $4,850,099)(a)(b)(c)	2,792,388	5,054,222
Cellarity, Inc., Series B (Acquired 01/15/21, cost $5,149,998)(a)(b)(c)	858,333	5,149,998
Connect Biopharma Holdings Ltd., Series C (Acquired 12/01/20-03/18/21, cost $4,999,991)(a)(c)	456,149	8,046,474
Goldfinch Bio, Inc., Series B (Acquired 06/26/20, cost $2,768,121)(a)(b)(c)	2,345,865	3,026,166
Imago Biosciences, Inc. (Acquired 11/12/20, cost $4,599,991)(a)(b)(c)	3,808,570	5,065,398
Neurogene, Inc., Series B (Acquired 12/14/20, cost $3,059,760)(a)(b)(c)	1,254,000	3,059,760

		38,897,757

Pharmaceuticals — 0.1%
Insitro, Series C (Acquired 03/10/21, cost $10,839,964)(a)(b)(c)	592,636	10,839,964

Total Preferred Securities — 0.5% (Cost: $44,997,928)		49,737,721

Warrants(a)

Biotechnology — 0.0%
Cerevel Therapeutics Holdings, Inc. (Issued/Exercisable 07/29/20, 1 Share for 1 Warrant, Expires 10/27/25, Strike Price USD 11.50)	80,338	339,027
Nuvation Bio, Inc. (Issued/Exercisable 08/17/20, 1 Share for 1 Warrant, Expires 07/07/27, Strike Price USD 11.50)	77,354	206,535

		545,562

Diversified Financial Services — 0.0%
Deerfield Healthcare Technology Acquisitions Corp., Class A (Issued/Exercisable 09/15/20, 1 Share for 1 Warrant, Expires 07/16/25, Strike Price USD 11.50)	88,432	256,453
Health Assurance Acquisition Corp. (Issued/Exercisable 01/04/21, 1 Share for 1 Warrant, Expires 11/12/25, Strike Price USD 11.50)	441,399	1,143,223
MedTech Acquisition Corp. (Issued/Exercisable 12/18/20, 1 Share for 1 Warrant, Expires 12/18/25, Strike Price USD 11.50)	277,204	304,925

		1,704,601

Health Care Equipment & Supplies — 0.0%
Butterfly Network, Inc. (Issued/Exercisable 06/29/20, 1 Share for 1 Warrant, Expires 06/29/25, Strike Price USD 11.50)	219,241	1,414,104

Total Warrants — 0.0% (Cost: $2,864,341)		3,664,267

Total Long-Term Investments — 99.9% (Cost: $6,371,403,392)		10,573,027,310

26	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Health Sciences Opportunities Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities(f)(g)

Money Market Funds — 1.8%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	1,470,216	$1,470,216
SL Liquidity Series, LLC, Money Market Series, 0.16%(h)	184,207,151	184,262,413

Total Short-Term Securities — 1.8% (Cost: $185,641,188)		185,732,629

Total Investments — 101.7% (Cost: $6,557,044,580)		10,758,759,939

Liabilities in Excess of Other Assets — (1.7)%		(177,782,298)

Net Assets — 100.0%		$10,580,977,641

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $183,808,049, representing 1.7% of its net assets as of period end, and an original cost of $120,097,946.

(d)	All or a portion of this security is on loan.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$217,777,914	$ —	$(216,307,698	)(a)	$—	$—	$1,470,216	1,470,216	$19,075		$—
SL Liquidity Series, LLC, Money Market Series	204,042,466	—	(19,774,973	)(a)	27,544	(32,624)	184,262,413	184,207,151	208,806	(b)	—

					$27,544	$(32,624)	$185,732,629		$227,881		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry subclassifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Biotechnology	$1,849,278,235	$139,014,343	$41,275,025	$2,029,567,603
Diversified Financial Services	48,668,716	—	—	48,668,716
Health Care Equipment & Supplies	3,157,707,482	72,318,631	—	3,230,026,113
Health Care Providers & Services	2,191,889,305	—	—	2,191,889,305
Health Care Technology	77,253,928	—	—	77,253,928

S C H E D U L E S O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Health Sciences Opportunities Portfolio

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Insurance	$8,285,837	$—	$—	$8,285,837
Internet & Direct Marketing Retail	—	44,842,087	—	44,842,087
Life Sciences Tools & Services	729,209,624	152,221,984	—	881,431,608
Pharmaceuticals	1,631,485,002	371,317,814	—	2,002,802,816
Other Interests	—	—	4,857,309	4,857,309
Preferred Securities	—	8,046,474	41,691,247	49,737,721
Warrants	3,664,267	—	—	3,664,267
Short-Term Securities
Money Market Funds	1,470,216	—	—	1,470,216

	$9,698,912,612	$787,761,333	$87,823,581	10,574,497,526

Investments Valued at NAV(a)				184,262,413

				$10,758,759,939

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

28	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) March 31, 2021	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.5%
HEICO Corp.	2,038,833	$256,485,192
Teledyne Technologies, Inc.(a)(b)	643,517	266,190,807

		522,675,999

Automobiles — 1.1%
Ferrari NV	761,404	159,346,629

Banks — 1.0%
SVB Financial Group(a)	288,643	142,491,503

Beverages — 1.7%
Boston Beer Co., Inc., Class A(a)(b)	213,167	257,139,089

Building Products — 0.8%
AZEK Co., Inc.(a)(b)	2,886,983	121,397,635

Capital Markets — 7.8%
KKR & Co., Inc.	6,117,729	298,851,062
MarketAxess Holdings, Inc.	408,638	203,469,033
MSCI, Inc.	1,037,294	434,916,628
Tradeweb Markets, Inc., Class A	3,207,930	237,386,820

		1,174,623,543

Commercial Services & Supplies — 2.6%
Copart, Inc.(a)	3,542,730	384,775,905

Distributors — 2.0%
Pool Corp.	862,810	297,876,524

Diversified Consumer Services — 0.9%
Bright Horizons Family Solutions, Inc.(a)(b)	755,396	129,512,644

Electrical Equipment — 0.6%
Shoals Technologies Group, Inc., Class A(a)(b)	2,407,647	83,737,963

Entertainment — 1.5%
Liberty Media Corp. - Liberty Formula One, Class C(a)(b)	5,242,199	226,934,795

Equity Real Estate Investment Trusts (REITs) — 0.5%
SBA Communications Corp.	280,939	77,974,620

Health Care Equipment & Supplies — 9.7%
IDEXX Laboratories, Inc.(a)	735,281	359,780,346
Masimo Corp.(a)	1,154,052	265,039,582
STERIS PLC	1,109,538	211,344,798
Teleflex, Inc.	780,561	324,291,873
West Pharmaceutical Services, Inc.	1,052,625	296,608,673

		1,457,065,272

Health Care Technology — 2.2%
Veeva Systems, Inc., Class A(a)	1,288,859	336,701,525

Hotels, Restaurants & Leisure — 7.5%
Churchill Downs, Inc.(b)	719,219	163,564,785
Domino’s Pizza, Inc.	354,173	130,261,288
Evolution Gaming Group AB(c)	2,503,713	368,709,418
Penn National Gaming, Inc.(a)(b)	1,655,778	173,591,765
Planet Fitness, Inc., Class A(a)	1,801,956	139,291,199
Vail Resorts, Inc.	504,452	147,128,470

		1,122,546,925

Interactive Media & Services — 1.3%
Match Group, Inc.(a)(b)	1,415,016	194,394,898

IT Services — 11.2%
Adyen NV(a)(c)	155,911	347,900,647
Globant SA(a)(b)	890,777	184,934,213
MongoDB, Inc.(a)(b)	1,046,210	279,787,941
Okta, Inc.(a)(b)	1,465,361	323,009,525

Security	Shares	Value

IT Services (continued)
Twilio, Inc., Class A(a)	891,305	$303,721,092
Wix.com Ltd.(a)	861,601	240,576,231

		1,679,929,649

Life Sciences Tools & Services — 7.2%
10X Genomics, Inc., Class A(a)(b)	1,711,095	309,708,195
Bio-Techne Corp.	898,902	343,317,641
Charles River Laboratories International, Inc.(a)	1,077,542	312,303,998
Sotera Health Co.(a)	4,705,415	117,447,158

		1,082,776,992

Machinery — 1.9%
Dover Corp.	1,096,705	150,391,156
IDEX Corp.	638,346	133,618,585

		284,009,741

Media — 1.8%
Cable One, Inc.	146,081	267,088,657

Pharmaceuticals — 1.4%
Catalent, Inc.(a)	1,949,329	205,283,837

Professional Services — 3.5%
Booz Allen Hamilton Holding Corp.	1,890,228	152,220,061
CoStar Group, Inc.(a)	115,792	95,168,287
TransUnion	3,154,357	283,892,130

		531,280,478

Road & Rail — 2.2%
Old Dominion Freight Line, Inc.	1,351,402	324,890,555

Semiconductors & Semiconductor Equipment — 7.1%
Cree, Inc.(a)(b)	700,822	75,779,883
Entegris, Inc.	3,609,478	403,539,641
Monolithic Power Systems, Inc.	854,463	301,804,876
ON Semiconductor Corp.(a)	6,581,230	273,844,980

		1,054,969,380

Software — 14.9%
Bill.com Holdings, Inc.(a)(b)	889,415	129,409,883
Cadence Design Systems, Inc.(a)	2,589,055	354,674,644
Coupa Software, Inc.(a)(b)	728,255	185,326,332
Fair Isaac Corp.(a)	806,602	392,048,902
Lightspeed POS, Inc.(a)(b)	1,378,417	86,578,372
Nice Ltd., ADR(a)(b)	1,482,673	323,178,234
Paycom Software, Inc.(a)	1,067,116	394,896,947
Synopsys, Inc.(a)	1,180,885	292,599,685
Tyler Technologies, Inc.(a)	167,854	71,259,059

		2,229,972,058

Specialty Retail — 3.8%
Leslie’s, Inc.(a)(b)	4,764,628	116,685,740
Tractor Supply Co.	1,269,461	224,796,154
Vroom, Inc.(a)(b)	5,747,471	224,093,894

		565,575,788

Total Long-Term Investments — 99.7% (Cost: $10,546,638,313)		14,914,972,604

S C H E D U L E S O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Mid-Cap Growth Equity Portfolio (Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Securities(d)(e)

Money Market Funds — 3.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	48,876,977	$48,876,977
SL Liquidity Series, LLC, Money Market Series, 0.16%(f)	401,693,544	401,814,051

Total Short-Term Securities — 3.0% (Cost: $450,575,973)		450,691,028

Total Investments — 102.7% (Cost: $10,997,214,286)		15,365,663,632

Liabilities in Excess of Other Assets — (2.7)%		(406,558,462)

Net Assets — 100.0%		$14,959,105,170

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/20	Purchases at Cost		Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$29,537,549	$19,339,428	(a)	$ —	$—	$—	$48,876,977	48,876,977	$6,719		$—
SL Liquidity Series, LLC, Money Market Series	383,980,255	17,865,530	(a)	—	(28,979)	(2,755)	401,814,051	401,693,544	293,597	(b)	—

					$(28,979)	$(2,755)	$450,691,028		$300,316		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry subclassifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense	$522,675,999	$ —	$ —	$522,675,999

30	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Mid-Cap Growth Equity Portfolio

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Automobiles	$159,346,629	$—	$—	$159,346,629
Banks	142,491,503	—	—	142,491,503
Beverages	257,139,089	—	—	257,139,089
Building Products	121,397,635	—	—	121,397,635
Capital Markets	1,174,623,543	—	—	1,174,623,543
Commercial Services & Supplies	384,775,905	—	—	384,775,905
Distributors	297,876,524	—	—	297,876,524
Diversified Consumer Services	129,512,644	—	—	129,512,644
Electrical Equipment	83,737,963	—	—	83,737,963
Entertainment	226,934,795	—	—	226,934,795
Equity Real Estate Investment Trusts (REITs)	77,974,620	—	—	77,974,620
Health Care Equipment & Supplies	1,457,065,272	—	—	1,457,065,272
Health Care Technology	336,701,525	—	—	336,701,525
Hotels, Restaurants & Leisure	753,837,507	368,709,418	—	1,122,546,925
Interactive Media & Services	194,394,898	—	—	194,394,898
IT Services	1,332,029,002	347,900,647	—	1,679,929,649
Life Sciences Tools & Services	1,082,776,992	—	—	1,082,776,992
Machinery	284,009,741	—	—	284,009,741
Media	267,088,657	—	—	267,088,657
Pharmaceuticals	205,283,837	—	—	205,283,837
Professional Services	531,280,478	—	—	531,280,478
Road & Rail	324,890,555	—	—	324,890,555
Semiconductors & Semiconductor Equipment	1,054,969,380	—	—	1,054,969,380
Software	2,229,972,058	—	—	2,229,972,058
Specialty Retail	565,575,788	—	—	565,575,788
Short-Term Securities
Money Market Funds	48,876,977	—	—	48,876,977

	$14,247,239,516	$716,610,065	$—	14,963,849,581

Investments Valued at NAV(a)				401,814,051

				$15,365,663,632

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) March 31, 2021	BlackRock Technology Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.4%
InPost SA(a)	1,806,725	$29,590,412

Automobiles — 3.0%
NIO, Inc., ADR(a)	1,374,210	53,566,706
Tesla, Inc.(a)	290,806	194,238,051

		247,804,757

Banks — 0.4%
Klarna Holdings AB (Acquired 09/15/20, cost $11,017,172)(a)(b)(c)	25,600	29,775,285

Chemicals — 1.5%
LG Chem Ltd.	172,838	123,686,796

Diversified Consumer Services — 1.0%
Chegg, Inc.(a)(d)	955,212	81,823,460

Diversified Financial Services — 0.3%
Reinvent Technology Partners, Class A(a)(d)	1,532,778	15,557,697
TransferWise (Acquired 06/03/19, cost $3,861,759)(a)(b)(c)	43,665	8,095,927

		23,653,624

Electrical Equipment — 0.5%
Shoals Technologies Group, Inc., Class A(a)	1,093,920	38,046,538

Entertainment — 4.4%
Activision Blizzard, Inc.	832,006	77,376,558
NetEase, Inc., ADR	710,526	73,368,915
Netflix, Inc.(a)	54,053	28,197,288
Roku, Inc.(a)	238,471	77,686,697
Tencent Music Entertainment Group, ADR(a)	2,893,990	59,297,855
Warner Music Group Corp., Class A	1,273,845	43,731,099

		359,658,412

Health Care Technology — 0.5%
Teladoc Health, Inc.(a)(d)	217,497	39,530,080

Hotels, Restaurants & Leisure — 0.3%
Airbnb, Inc., Class A(a)	132,674	24,934,752

Interactive Media & Services — 11.1%
Alphabet, Inc., Class A(a)	78,460	161,825,319
Baidu, Inc., ADR(a)	202,287	44,007,537
Facebook, Inc., Class A(a)	398,086	117,248,269
Kakao Corp.	339,788	149,975,682
Pinterest, Inc., Class A(a)	1,325,070	98,094,932
Snap, Inc., Class A(a)	1,775,548	92,843,405
Tencent Holdings Ltd.	1,540,700	122,959,500
Yandex NV, Class A(a)	904,163	57,920,682
ZoomInfo Technologies, Inc., Class A(a)(d)	1,286,984	62,933,518

		907,808,844

Internet & Direct Marketing Retail — 9.4%
Amazon.com, Inc.(a)	50,652	156,721,340
Booking Holdings, Inc.(a)	34,976	81,488,484
Coupang, Inc. (Acquired 03/10/21, cost $39,999,995)(a)(c)	1,142,857	53,897,136
Delivery Hero SE(a)(e)	564,066	73,112,661
Ensogo Ltd.(a)(b)	94,425	1
Farfetch Ltd., Class A(a)	1,731,561	91,807,364
Jasper Infotech Private Ltd. (Acquired 05/07/14, cost $1,414,399(a)(b)(c)	1,900	452,523
JD Health International, Inc. (Acquired 12/01/20, cost $43,673,164)(a)(c)	4,748,800	66,802,430
Meituan, Class B(a)(e)	1,430,530	55,825,283
MercadoLibre, Inc.(a)	69,240	101,930,974

Security	Shares	Value

Internet & Direct Marketing Retail (continued)
THG PLC(a)	4,653,949	$40,003,349
Zalando SE(a)(e)	469,689	46,023,690

		768,065,235

IT Services — 16.1%
Accenture PLC, Class A	240,062	66,317,127
Adyen NV(a)(e)	27,738	61,894,723
Fiserv, Inc.(a)	574,820	68,426,573
GDS Holdings Ltd., Class A(a)	5,545,174	56,425,482
Globant SA(a)(d)	298,290	61,927,987
GMO Payment Gateway, Inc.	483,000	64,179,640
Mastercard, Inc., Class A	319,244	113,666,826
MongoDB, Inc.(a)	186,814	49,959,668
Okta, Inc.(a)(d)	288,005	63,484,942
Pagseguro Digital Ltd., Class A(a)(d)	1,204,295	55,758,859
PayPal Holdings, Inc.(a)	563,750	136,901,050
Shopify, Inc., Class A(a)	54,435	60,232,328
Snowflake, Inc., Class A(a)(d)	53,853	12,347,416
Square, Inc., Class A(a)(d)	634,283	144,013,955
StoneCo Ltd., Class A(a)	1,108,520	67,863,594
Twilio, Inc., Class A(a)	365,294	124,477,583
Visa, Inc., Class A	520,631	110,233,202

		1,318,110,955

Multiline Retail — 0.8%
Magazine Luiza SA	17,534,611	62,554,074

Real Estate Management & Development — 0.6%
KE Holdings, Inc., ADR(a)(d)	820,162	46,732,831

Road & Rail — 0.6%
Uber Technologies, Inc.(a)	902,121	49,174,616

Semiconductors & Semiconductor Equipment — 19.8%
Advanced Micro Devices, Inc.(a)(d)	1,386,505	108,840,643
ASML Holding NV	267,207	163,950,005
Cree, Inc.(a)(d)	958,987	103,695,264
Inphi Corp.(a)(d)	567,045	101,166,499
Lam Research Corp.	279,681	166,477,318
LONGi Green Energy Technology Co. Ltd., Class A	3,440,421	46,581,225
Marvell Technology Group Ltd.	2,223,818	108,922,606
Monolithic Power Systems, Inc.	275,116	97,173,722
NVIDIA Corp.	126,167	67,364,346
NXP Semiconductors NV	583,217	117,424,911
QUALCOMM, Inc.	463,784	61,493,121
SK Hynix, Inc.	453,330	53,520,925
Skyworks Solutions, Inc.	532,704	97,740,530
SOITEC(a)	424,627	86,678,407
STMicroelectronics NV	2,708,579	103,482,275
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,169,023	138,272,040

		1,622,783,837

Software — 19.2%
Adobe, Inc.(a)	149,874	71,245,603
Altium Ltd.	1,669,711	33,746,589
Atlassian Corp. PLC, Class A(a)	338,491	71,340,363
Autodesk, Inc.(a)	307,170	85,132,166
Avalara, Inc.(a)	329,970	44,027,897
C3.ai, Inc. (Acquired 12/09/20, cost $4,796,662)(a)(c)	158,667	10,260,995
C3.ai, Inc., Class A(a)(d)	212,108	13,980,038
Cadence Design Systems, Inc.(a)(d)	574,033	78,636,781
Crowdstrike Holdings, Inc., Class A(a)(d)	358,435	65,417,972

32	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Technology Opportunities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Databricks, Inc. (Acquired 07/24/20 - 09/02/20, cost $5,122,891)(a)(b)(c)	106,661	$16,964,432
DocuSign, Inc.(a)	308,107	62,376,262
Elastic NV(a)	442,070	49,158,184
Fair Isaac Corp.(a)	164,177	79,798,231
Intuit, Inc.	240,974	92,307,501
Kingdee International Software Group Co. Ltd.	16,738,000	52,490,186
Microsoft Corp.	1,190,181	280,608,974
Paycom Software, Inc.(a)	140,530	52,004,532
RingCentral, Inc., Class A(a)	217,678	64,841,923
salesforce.com, Inc.(a)(d)	300,286	63,621,595
ServiceNow, Inc.(a)	176,049	88,043,865
Think & Learn Private Ltd. (Acquired 09/30/20, cost $3,427,642)(a)(b)(c)	2,241	7,274,565
Unqork, Inc. (Acquired 03/05/21, cost $4,093,769)(a)(b)(c)	3,738	4,093,783
Weimob, Inc.(a)(d)(e)	17,072,000	38,590,514
Xero Ltd.(a)	601,805	58,246,242
Zoom Video Communications, Inc., Class A(a)	82,629	26,547,871
Zscaler, Inc.(a)	385,554	66,188,055

		1,576,945,119

Specialty Retail — 0.7%
Carvana Co.(a)	237,497	62,319,213

Technology Hardware, Storage & Peripherals — 3.7%
Apple Inc.	2,509,993	306,595,645

Total Common Stocks — 94.3% (Cost: $4,671,610,339)		7,719,594,485

Preferred Securities

Preferred Stocks — 1.5%

Diversified Financial Services — 0.1%
TransferWise
Series A (Acquired 06/03/19, cost $1,569,103)(a)(b)(c)	17,742	3,289,544
Series B (Acquired 06/03/19, cost $450,607)(a)(b)(c)	5,095	944,664
Series C (Acquired 06/03/19, cost $251,969)(a)(b)(c)	2,849	528,233
Series D (Acquired 06/03/19, cost $69,694)(a)(b)(c)	788	146,103
Series E (Acquired 06/03/19, cost $7,429)(a)(b)(c).	84	15,575
TransferWise (Seed Preferred) (Acquired 06/03/19, cost $1,327,042)(a)(b)(c)	15,005	2,782,077

		7,706,196

Food Products — 0.1%
Farmer’s Business Network, Inc., Series F (Acquired 07/31/20, cost $6,419,592)(a)(b)(c)	194,200	7,441,744

Interactive Media & Services — 0.3%
Bytedance Ltd., Series E-1 (Acquired 11/11/20, cost $22,999,949)(a)(b)(c)	209,903	27,597,502

Road & Rail — 0.1%
FlixMobility GmbH, Series F (Acquired 07/26/19, cost $2,492,260)(a)(b)(c)	125	1,404,161
Xiaoju Kuaizhi, Inc., Series A-17 (Acquired 07/28/15, cost $1,080,592)(a)(b)(c)	39,400	2,146,512

		3,550,673

Security	Shares	Value

Semiconductors & Semiconductor Equipment — 0.2%
PsiQuantum Corp., Series C (Acquired 09/09/19, cost $2,698,453)(a)(b)(c)	581,814	$2,740,344
SambaNova Systems, Inc., Series C (Acquired 02/20/20, cost $9,804,574)(a)(b)(c)	184,153	14,321,579

		17,061,923

Software — 0.7%
Avidxchange, Inc. (Acquired 07/29/20, cost $3,798,430)(a)(b)(c)	77,500	4,188,875
Databricks, Inc.
Series F (Acquired 10/22/19, cost $3,700,005)(a)(b)(c)	86,150	13,702,157
Series G (Acquired 02/01/21, cost $12,500,003)(a)(b)(c)	70,475	11,209,049
GitLab, Inc., Series E (Acquired 09/10/19, cost $5,163,325)(a)(b)(c)	277,160	11,244,381
Think & Learn Private Ltd., Series F (Acquired 09/30/20, cost $6,867,746)(a)(b)(c)	2,371	7,696,561
Unqork, Inc.
Series A (Acquired 03/05/21, cost $194,941)(a)(b)(c)	178	194,942
Series B (Acquired 03/05/21, cost $314,316)(a)(b)(c)	287	314,317
Series C (Acquired 09/18/20, cost $8,323,340)(a)(b)(c)	7,600	8,323,368
Series Seed (Acquired 03/05/21, cost $489,544)(a)(b)(c)	447	489,545
Series Seed A (Acquired 03/05/21, cost $180,704)(a)(b)(c)	165	180,705

		57,543,900

Total Preferred Securities — 1.5% (Cost: $90,703,619)		120,901,938

Warrants(a)

Diversified Financial Services — 0.0%
Reinvent Technology Partners (Issued/Exercisable 10/29/20, 1 Share for 1 Warrant, Expires 09/16/25, Strike Price USD 11.50)	383,194	774,052

Total Warrants — 0.0% (Cost: $1,043,934)		774,052

Total Long-Term Investments — 95.8% (Cost: $4,763,357,892)		7,841,270,475

Short-Term Securities(f)(g)

Money Market Funds — 7.1%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	330,764,856	330,764,856
SL Liquidity Series, LLC, Money Market Series, 0.16%(h)	253,886,872	253,963,038

Total Short-Term Securities — 7.1% (Cost: $584,688,249)		584,727,894

Total Investments — 102.9% (Cost: $5,348,046,141)		8,425,998,369
Liabilities in Excess of Other Assets — (2.9)%		(237,164,801)

Net Assets — 100.0%		$8,188,833,568

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

S C H E D U L E S O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Technology Opportunities Fund

(c)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $318,519,014, representing 3.9% of its net assets as of period end, and an original cost of $208,111,072.

(d)	All or a portion of this security is on loan.
(e)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period end.
(h)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the six months ended March 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 09/30/20	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 03/31/21	Shares Held at 03/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$334,231,401	$—	$(3,466,545	)(a)	$—	$—	$330,764,856	330,764,856	$52,139		$—
SL Liquidity Series, LLC, Money Market Series	281,402,613	—	(27,412,357	)(a)	30,039	(57,257)	253,963,038	253,886,872	543,167	(b)	—

					$30,039	$(57,257)	$584,727,894		$595,306		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry subclassifications for reporting ease.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the Fund’s investments categorized in the fair value hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Air Freight & Logistics	$29,590,412	$—	$—	$29,590,412
Automobiles	247,804,757	—	—	247,804,757
Banks	—	—	29,775,285	29,775,285
Chemicals	—	123,686,796	—	123,686,796
Diversified Consumer Services	81,823,460	—	—	81,823,460
Diversified Financial Services	15,557,697	—	8,095,927	23,653,624
Electrical Equipment	38,046,538	—	—	38,046,538
Entertainment	359,658,412	—	—	359,658,412
Health Care Technology	39,530,080	—	—	39,530,080
Hotels, Restaurants & Leisure	24,934,752	—	—	24,934,752
Interactive Media & Services	634,873,662	272,935,182	—	907,808,844
Internet & Direct Marketing Retail	471,951,511	295,661,200	452,524	768,065,235
IT Services	1,135,611,110	182,499,845	—	1,318,110,955
Multiline Retail	62,554,074	—	—	62,554,074
Real Estate Management & Development	46,732,831	—	—	46,732,831
Road & Rail	49,174,616	—	—	49,174,616
Semiconductors & Semiconductor Equipment	1,168,571,000	454,212,837	—	1,622,783,837
Software	1,355,277,813	193,334,526	28,332,780	1,576,945,119

34	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) March 31, 2021	BlackRock Technology Opportunities Fund

	Level 1	Level 2	Level 3	Total

Common Stocks (continued)
Specialty Retail	$62,319,213	$—	$—	$62,319,213
Technology Hardware, Storage & Peripherals	306,595,645	—	—	306,595,645
Preferred Securities	—	—	120,901,938	120,901,938
Warrants	774,052	—	—	774,052
Short-Term Securities
Money Market Funds	330,764,856	—	—	330,764,856

	$6,462,146,491	$1,522,330,386	$187,558,454	8,172,035,331

Investments Valued at NAV(a)				253,963,038

				$8,425,998,369

(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Common Stocks	Preferred Securities	Total

Assets
Opening Balance, as of September 30, 2020	$25,267,774	$73,062,858	$98,330,632
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	(16,290,531)	(16,290,531)
Accrued discounts/premiums	—	—	—
Net realized gain (loss)	—	—	—
Net change in unrealized appreciation (depreciation)(a)(b)	37,294,973	27,450,154	64,745,127
Purchases	4,093,769	36,679,457	40,773,226
Sales	—	—	—

Closing Balance, as of March 31, 2021	$66,656,516	$120,901,938	$187,558,454

Net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021(b)	$37,294,973	$27,450,154	$64,745,127

(a)	Included in the related net change in unrealized appreciation (depreciation) in the Statements of Operations.
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at March 31, 2021, is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee to determine the value of certain of the Fund’s Level 3 investments as of period end.

	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value

Assets
Common Stocks(b)	$66,656,516	Market	Revenue Multiple	9.25x - 42.00x	28.30x
			Recent Transaction	—	—
Preferred Securities(c)	120,901,938	Income	Discount Rate	28%	—
		Market	Revenue Multiple	2.65x - 42.00x	18.24x
			Volatility	55% - 58%	58%
			Time to Exit	2.5 - 5.0	2.9
			Recent Transactions	—	—

	$187,558,454

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.
(b)

For the period end March 31, 2021, the valuation technique for investments classified as Common Stocks amounting to $46,739,717 changed to Current Value Method. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

(c)

For the period end March 31, 2021, the valuation technique for investments classified as Preferred Stocks amounting to $25,332,776 changed to Current Value Method. The investments were previously valued utilizing Transaction Price approach. The change was due to consideration of the information that was available at the time the investments were valued.

See notes to financial statements.

S C H E D U L E S O F I N V E S T M E N T S	35

Statements of Assets and Liabilities (unaudited)

March 31, 2021

	BlackRock Advantage Small Cap Growth Fund	BlackRock Health Sciences Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

ASSETS
Investments at value — unaffiliated(a)(b)	$978,088,212	$10,573,027,310	$14,914,972,604	$7,841,270,475
Investments at value — affiliated(c)	70,638,106	185,732,629	450,691,028	584,727,894
Cash	16,902	—	—	—
Cash pledged:
Collateral — exchange-traded options written	—	—	—	200
Futures contracts	1,937,000	—	—	—
Foreign currency at value(d)	—	1,187	1,872	5,706
Receivables:
Investments sold	5,051,619	23,069,958	—	24,063,648
Securities lending income — affiliated	9,768	46,856	58,011	73,554
Capital shares sold	1,946,088	14,994,495	41,947,139	29,873,153
Dividends — affiliated	684	660	1,062	9,151
Dividends — unaffiliated	206,048	9,525,022	512,744	2,557,048
From the Manager	63,936	—	20,557	2,830
Variation margin on futures contracts	446,900	—	—	—
Prepaid expenses	82,607	263,412	408,817	346,557

Total assets	1,058,487,870	10,806,661,529	15,408,613,834	8,482,930,216

LIABILITIES
Collateral on securities loaned at value	38,953,252	184,159,439	401,897,199	254,001,528
Payables:
Investments purchased	6,482,633	14,517,963	—	—
Administration fees	35,679	482,624	621,016	367,933
Capital shares redeemed	2,715,649	16,633,128	35,507,816	31,997,949
Investment advisory fees	325,979	5,920,819	7,757,064	5,220,627
Trustees’ and Officer’s fees	5,932	37,013	27,381	11,641
Other accrued expenses	599,154	2,403,041	2,844,144	1,546,826
Other affiliate fees	—	97,047	—	13,026
Service and distribution fees	69,134	1,432,814	854,044	937,118

Total liabilities	49,187,412	225,683,888	449,508,664	294,096,648

NET ASSETS	$1,009,300,458	$10,580,977,641	$14,959,105,170	$8,188,833,568

NET ASSETS CONSIST OF
Paid-in capital	$681,837,581	$6,154,117,378	$10,103,465,582	$4,956,101,422
Accumulated earnings	327,462,877	4,426,860,263	4,855,639,588	3,232,732,146

NET ASSETS	$1,009,300,458	$10,580,977,641	$14,959,105,170	$8,188,833,568

(a) Investments at cost — unaffiliated	$736,568,259	$6,371,403,392	$10,546,638,313	$4,763,357,892
(b) Securities loaned at value	$39,503,888	$185,329,512	$400,221,369	$248,065,319
(c) Investments at cost — affiliated	$70,618,253	$185,641,188	$450,575,973	$584,688,249
(d) Foreign currency at cost	$—	$1,208	$1,928	$5,788

36	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

March 31, 2021

	BlackRock Advantage Small Cap Growth Fund	BlackRock Health Sciences Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund
NET ASSET VALUE

Institutional

Net assets	$714,499,071	$5,753,207,915	$8,705,451,284	$4,982,223,617

Shares outstanding	28,072,378	73,611,049	198,915,629	78,362,126

Net asset value	$25.45	$78.16	$43.76	$63.58

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Service

Net assets	$14,678,605	$42,306,171	$103,737,918	$76,945,038

Shares outstanding	726,461	569,907	2,633,395	1,288,151

Net asset value	$20.21	$74.23	$39.39	$59.73

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor A

Net assets	$229,372,231	$3,350,057,616	$2,429,851,487	$2,515,836,571

Shares outstanding	13,082,566	45,319,384	64,554,845	43,106,253

Net asset value	$17.53	$73.92	$37.64	$58.36

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Investor C

Net assets	$12,553,683	$714,128,692	$342,346,933	$417,934,859

Shares outstanding	2,089,353	11,276,013	11,875,132	8,721,471

Net asset value	$6.01	$63.33	$28.83	$47.92

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class K

Net assets	$25,227,248	$443,590,259	$3,285,169,757	$146,465,239

Shares outstanding	991,140	5,667,055	74,825,168	2,301,285

Net asset value	$25.45	$78.28	$43.90	$63.64

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

Class R

Net assets	$12,969,620	$277,686,988	$92,547,791	$49,428,244

Shares outstanding	739,535	3,855,365	2,512,109	842,587

Net asset value	$17.54	$72.03	$36.84	$58.66

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	$0.001	$0.001	$0.001	$0.001

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Operations (unaudited)

Six Months Ended March 31, 2021

	BlackRock Advantage Small Cap Growth Fund	BlackRock Health Sciences Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

INVESTMENT INCOME
Dividends — unaffiliated	$2,634,578	$55,330,290	$16,047,222	$9,350,475
Dividends — affiliated	3,675	19,075	6,719	52,139
Interest — unaffiliated	18	182	373	—
Securities lending income — affiliated — net	195,749	208,806	293,597	543,167
Foreign taxes withheld	(8,793)	(276,066)	(32,077)	(676,676)

Total investment income	2,825,227	55,282,287	16,315,834	9,269,105

EXPENSES
Investment advisory	2,059,287	34,405,262	41,406,876	28,693,638
Transfer agent — class specific	638,411	5,307,620	6,197,633	3,863,218
Service and distribution — class specific	379,995	8,608,102	4,768,468	5,073,860
Administration	189,293	1,771,124	2,236,564	1,340,743
Administration — class specific	91,602	1,032,226	1,324,066	766,491
Registration	59,334	213,821	694,141	290,225
Accounting services	42,988	297,870	376,810	225,832
Professional	32,814	72,089	51,044	69,601
Custodian	18,785	78,282	47,707	63,112
Printing and postage	12,091	42,546	38,669	32,453
Trustees and Officer	5,327	58,286	72,484	53,079
Offering	—	—	—	20,177
Miscellaneous	19,569	66,170	50,746	52,596

Total expenses	3,549,496	51,953,398	57,265,208	40,545,025
Less:
Fees waived and/or reimbursed by the Manager	(377,619)	(48,103)	(16,586)	(128,060)
Administration fees waived — class specific	(91,602)	—	(494,370)	(189,632)
Transfer agent fees waived and/or reimbursed — class specific	(414,321)	—	(369,900)	(42,686)

Total expenses after fees waived and/or reimbursed	2,665,954	51,905,295	56,384,352	40,184,647

Net investment income (loss)	159,273	3,376,992	(40,068,518)	(30,915,542)

38	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)

Six Months Ended March 31, 2021

	BlackRock Advantage Small Cap Growth Fund	BlackRock Health Sciences Opportunities Portfolio	BlackRock Mid-Cap Growth Equity Portfolio	BlackRock Technology Opportunities Fund

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	$90,362,284	$321,553,260	$693,947,922	$475,135,976
Investments — affiliated	(5,235)	27,544	(28,979)	30,039
Futures contracts	12,852,205	—	—	—
Foreign currency transactions	—	23,581	131,300	(197,163)

	103,209,254	321,604,385	694,050,243	474,968,852

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	150,129,378	478,899,893	1,479,406,680	761,801,812
Investments — affiliated	(511)	(32,624)	(2,755)	(57,257)
Futures contracts	(2,280,299)	—	—	—
Foreign currency translations	—	(8,197)	115	(56,271)

	147,848,568	478,859,072	1,479,404,040	761,688,284

Net realized and unrealized gain	251,057,822	800,463,457	2,173,454,283	1,236,657,136

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$251,217,095	$803,840,449	$2,133,385,765	$1,205,741,594

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Changes in Net Assets

	BlackRock Advantage Small Cap Growth Fund		BlackRock Health Sciences Opportunities Portfolio

	Six Months Ended 03/31/21 (unaudited)	Year Ended 09/30/20	Six Months Ended 03/31/21 (unaudited)	Year Ended 09/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$159,273	$905,603	$3,376,992	$5,913,390
Net realized gain	103,209,254	44,534,068	321,604,385	470,621,526
Net change in unrealized appreciation (depreciation)	147,848,568	52,509,179	478,859,072	1,453,470,789

Net increase in net assets resulting from operations	251,217,095	97,948,850	803,840,449	1,930,005,705

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	(32,922,056)	(22,542,658)	(236,292,708)	(133,372,174)
Service	(960,784)	(796,771)	(1,751,322)	(1,566,602)
Investor A	(15,114,738)	(13,203,810)	(140,009,571)	(110,003,143)
Investor C	(2,515,257)	(3,146,455)	(33,996,654)	(32,853,783)
Class K	(988,033)	(278,739)	(16,869,955)	(8,869,488)
Class R	(925,620)	(1,135,168)	(11,060,255)	(9,076,173)

Decrease in net assets resulting from distributions to shareholders	(53,426,488)	(41,103,601)	(439,980,465)	(295,741,363)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	86,468,490	40,892,198	528,961,503	1,182,928,419

NET ASSETS
Total increase in net assets	284,259,097	97,737,447	892,821,487	2,817,192,761
Beginning of period	725,041,361	627,303,914	9,688,156,154	6,870,963,393

End of period	$1,009,300,458	$725,041,361	$10,580,977,641	$9,688,156,154

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

40	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	BlackRock Mid-Cap Growth Equity Portfolio		BlackRock Technology Opportunities Fund
	Six Months Ended 03/31/21 (unaudited)	Year Ended 09/30/20	Six Months Ended 03/31/21 (unaudited)	Year Ended 09/30/20

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment loss	$(40,068,518)	$(36,424,426)	$(30,915,542)	$(21,418,283)
Net realized gain (loss)	694,050,243	(136,078,742)	474,968,852	175,950,361
Net change in unrealized appreciation (depreciation)	1,479,404,040	2,126,030,037	761,688,284	1,778,363,745

Net increase in net assets resulting from operations	2,133,385,765	1,953,526,869	1,205,741,594	1,932,895,823

DISTRIBUTIONS TO SHAREHOLDERS(a)
Institutional	—	(11,711,597)	(208,169,245)	(17,084,274)
Service	—	(273,908)	(2,913,204)	(352,518)
Investor A	—	(6,421,423)	(106,808,619)	(11,380,166)
Investor C	—	(1,289,821)	(22,700,269)	(3,074,126)
Class K	—	(3,237,003)	(4,050,980)	—
Class R	—	(199,360)	(2,280,695)	(319,966)

Decrease in net assets resulting from distributions to shareholders	—	(23,133,112)	(346,923,012)	(32,211,050)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	2,469,705,542	3,425,268,658	1,432,262,076	2,099,939,457

NET ASSETS
Total increase in net assets	4,603,091,307	5,355,662,415	2,291,080,658	4,000,624,230
Beginning of period	10,356,013,863	5,000,351,448	5,897,752,910	1,897,128,680

End of period	$14,959,105,170	$10,356,013,863	$8,188,833,568	$5,897,752,910

(a)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Financial Highlights

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund

	Institutional

	Six Months Ended 03/31/21 (unaudited)
			Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$19.86		$18.01	$23.65	$21.37	$17.94	$17.82

Net investment income(a)	0.01		0.05	0.07	0.07	0.07	0.03
Net realized and unrealized gain (loss)	6.88		2.84	(2.03)	4.48	3.37	1.11

Net increase (decrease) from investment operations	6.89		2.89	(1.96)	4.55	3.44	1.14

Distributions(b)
From net investment income		(0.01)	(0.07)	(0.05)	(0.09)	(0.01)	—
From net realized gain		(1.29)	(0.97)	(3.63)	(2.18)	—	(1.02)

Total distributions		(1.30)	(1.04)	(3.68)	(2.27)	(0.01)	(1.02)

Net asset value, end of period	$25.45		$19.86	$18.01	$23.65	$21.37	$17.94

Total Return(c)
Based on net asset value	35.70	%(d)	16.32%	(6.80)%	23.62%	19.18%	6.81%

Ratios to Average Net Assets
Total expenses	0.68	%(e)(f)	0.73%	0.74%	0.82%	0.77%	0.86%

Total expenses after fees waived and/or reimbursed	0.50	%(e)(f)	0.50%	0.50%	0.50%	0.56%	0.86%

Net investment income	0.12	%(e)(f)	0.25%	0.40%	0.32%	0.34%	0.20%

Supplemental Data
Net assets, end of period (000)	$714,499		$508,084	$396,388	$502,400	$533,904	$490,215

Portfolio turnover rate		57%	126%	120%	129%	100%	103%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.

See notes to financial statements.

42	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund (continued)

	Service

	Six Months Ended 03/31/21 (unaudited)
			Year Ended September 30,
			2020		2019	2018	2017	2016

Net asset value, beginning of period	$15.98		$14.68		$20.07	$18.46	$15.53	$15.55

Net investment income (loss)(a)		(0.01)	0.00	(b)	0.02	0.01	0.01	(0.01)
Net realized and unrealized gain (loss)	5.50		2.30		(1.76)	3.81	2.92	0.97

Net increase (decrease) from investment operations	5.49		2.30		(1.74)	3.82	2.93	0.96

Distributions(c)
From net investment income	—		(0.03)		(0.02)	(0.03)	—	—
From net realized gain		(1.26)	(0.97)		(3.63)	(2.18)	—	(0.98)

Total distributions		(1.26)	(1.00)		(3.65)	(2.21)	—	(0.98)

Net asset value, end of period	$20.21		$15.98		$14.68	$20.07	$18.46	$15.53

Total Return(d)
Based on net asset value	35.56	%(e)	15.99%		(6.98)%	23.27%	18.87%	6.57%

Ratios to Average Net Assets
Total expenses	0.97	%(f)(g)	1.00%		1.00%	1.02%	1.04%	1.13	%(h)

Total expenses after fees waived and/or reimbursed	0.75	%(f)(g)	0.75%		0.75%	0.75%	0.82%	1.13%

Net investment income (loss)	(0.13	)%(f)(g)	0.00	%(i)	0.15%	0.07%	0.07%	(0.07)%

Supplemental Data
Net assets, end of period (000)	$14,679		$12,296		$11,715	$15,257	$9,545	$12,054

Portfolio turnover rate		57%	126%		120%	129%	100%	103%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.
(i)	Amount is less than 0.005%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund (continued)

	Investor A

	Six Months Ended 03/31/21 (unaudited)
			Year Ended September 30,
			2020		2019	2018	2017	2016

Net asset value, beginning of period	$14.01		$12.98		$18.25	$16.97	$14.28	$14.38

Net investment income (loss)(a)		(0.01)	0.00	(b)	0.02	0.01	0.01	(0.01)
Net realized and unrealized gain (loss)	4.80		2.04		(1.65)	3.47	2.68	0.88

Net increase (decrease) from investment operations	4.79		2.04		(1.63)	3.48	2.69	0.87

Distributions(c)
From net investment income	—		(0.04)		(0.01)	(0.02)	—	—
From net realized gain		(1.27)	(0.97)		(3.63)	(2.18)	—	(0.97)

Total distributions		(1.27)	(1.01)		(3.64)	(2.20)	—	(0.97)

Net asset value, end of period	$17.53		$14.01		$12.98	$18.25	$16.97	$14.28

Total Return(d)
Based on net asset value	35.55	%(e)	16.03%		(7.05)%	23.27%	18.84%	6.57%

Ratios to Average Net Assets
Total expenses	0.97	%(f)(g)	1.02%		1.00%	1.11%	1.07%	1.14%

Total expenses after fees waived and/or reimbursed	0.75	%(f)(g)	0.75%		0.75%	0.75%	0.82%	1.14%

Net investment income (loss)	(0.13	)%(f)(g)	0.00	%(h)	0.15%	0.06%	0.07%	(0.09)%

Supplemental Data
Net assets, end of period (000)	$229,372		$168,457		$178,847	$223,619	$198,777	$250,357

Portfolio turnover rate		57%	126%		120%	129%	100%	103%

(a)	Based on average shares outstanding.
(b)	Amount is less than $0.005 per share.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)	Amount is less than 0.005%.

See notes to financial statements.

44	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund (continued)

	Investor C

	Six Months Ended 03/31/21 (unaudited)
			Year Ended September 30,
			2020	2019	2018	2017	2016

Net asset value, beginning of period	$5.50		$5.66	$10.34	$10.48	$8.88	$9.37

Net investment loss(a)		(0.03)	(0.04)	(0.04)	(0.07)	(0.07)	(0.08)
Net realized and unrealized gain (loss)	1.77		0.86	(1.07)	1.98	1.67	0.56

Net increase (decrease) from investment operations	1.74		0.82	(1.11)	1.91	1.60	0.48

Distributions(b)
From net investment income	—		(0.01)	—	—	—	—
From net realized gain		(1.23)	(0.97)	(3.57)	(2.05)	—	(0.97)

Total distributions		(1.23)	(0.98)	(3.57)	(2.05)	—	(0.97)

Net asset value, end of period	$6.01		$5.50	$5.66	$10.34	$10.48	$8.88

Total Return(c)
Based on net asset value	34.99	%(d)	15.18%	(7.78)%	22.36%	18.02%	5.72%

Ratios to Average Net Assets
Total expenses	1.77	%(e)(f)	1.80%	1.77%	1.93%	1.85%	1.95%

Total expenses after fees waived and/or reimbursed	1.50	%(e)(f)	1.50%	1.50%	1.50%	1.57%	1.95%

Net investment loss	(0.88	)%(e)(f)	(0.74)%	(0.62)%	(0.69)%	(0.69)%	(0.90)%

Supplemental Data
Net assets, end of period (000)	$12,554		$11,627	$19,205	$35,847	$19,605	$23,689

Portfolio turnover rate		57%	126%	120%	129%	100%	103%

(a)	Based on average shares outstanding.
(b)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(c)	Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.
(d)	Aggregate total return.
(e)	Annualized.
(f)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund (continued)

	Class K

	Six Months Ended 03/31/21				Period from
			Year Ended September 30,		01/25/18	(a)
	(unaudited)		2020	2019	to 09/30/18

Net asset value, beginning of period	$19.86		$18.01	$23.65	$20.82

Net investment income(b)	0.02		0.05	0.09	0.05
Net realized and unrealized gain (loss)	6.88		2.85	(2.04)	2.78

Net increase (decrease) from investment operations	6.90		2.90	(1.95)	2.83

Distributions(c)
From net investment income		(0.02)	(0.08)	(0.06)	—
From net realized gain		(1.29)	(0.97)	(3.63)	—

Total distributions		(1.31)	(1.05)	(3.69)	—

Net asset value, end of period	$25.45		$19.86	$18.01	$23.65

Total Return(d)
Based on net asset value	35.75	%(e)	16.37%	(6.75)%	13.59	%(e)

Ratios to Average Net Assets
Total expenses	0.56	%(f)(g)	0.58%	0.60%	0.67	%(f)(h)

Total expenses after fees waived and/or reimbursed	0.45	%(f)(g)	0.45%	0.45%	0.45	%(f)

Net investment income	0.16	%(f)(g)	0.27%	0.52%	0.30	%(f)

Supplemental Data
Net assets, end of period (000)	$25,227		$13,264	$5,131	$2,221

Portfolio turnover rate		57%	126%	120%	129	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)	Offering, board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 0.68%.
(i)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

46	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Advantage Small Cap Growth Fund (continued)

	Class R

	Six Months Ended 03/31/21				Period from
			Year Ended September 30,		03/02/18	(a)
	(unaudited)		2020	2019	to 09/30/18

Net asset value, beginning of period	$13.99		$12.96	$18.22	$15.55

Net investment loss(b)		(0.03)	(0.03)	(0.01)	(0.02)
Net realized and unrealized gain (loss)	4.80		2.03	(1.64)	2.69

Net increase (decrease) from investment operations	4.77		2.00	(1.65)	2.67

Distributions from net realized gain(c)		(1.22)	(0.97)	(3.61)	—

Net asset value, end of period	$17.54		$13.99	$12.96	$18.22

Total Return(d)
Based on net asset value	35.42	%(e)	15.75%	(7.27)%	17.17	%(e)

Ratios to Average Net Assets
Total expenses	1.23	%(f)(g)	1.27%	1.30%	1.38	%(f)(h)

Total expenses after fees waived and/or reimbursed	1.00	%(f)(g)	1.00%	1.00%	1.00	%(f)

Net investment loss	(0.38	)%(f)(g)	(0.24)%	(0.10)%	(0.20	)%(f)

Supplemental Data
Net assets, end of period (000)	$12,970		$11,314	$16,019	$23,175

Portfolio turnover rate		57%	126%	120%	129	%(i)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)	Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)	Where applicable, assumes the reinvestment of distributions.
(e)	Aggregate total return.
(f)	Annualized.
(g)	Excludes expenses incurred indirectly as a result of investments in underlying funds of 0.01%.
(h)	Offering, board realignment and consolidation costs were not annualized in the calculation of the expense ratios. If these expenses were annualized, the total expenses would have been 1.39%.
(i)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio

	Institutional

	Six Months Ended
	03/31/21		Year Ended September 30,

	(unaudited)		2020		2019		2018	2017	2016

Net asset value, beginning of period	$75.37		$61.55		$67.67		$57.28	$50.30	$52.51

Net investment income(a)	0.09		0.19		0.28		0.24	0.14	0.13
Net realized and unrealized gain (loss)	6.09		16.26		(1.64)		12.18	7.92	3.87

Net increase (decrease) from investment operations	6.18		16.45		(1.36)		12.42	8.06	4.00

Distributions(b)
From net investment income		(0.13)	(0.32)		(0.23)		(0.02)	—	(0.77)
From net realized gain		(3.26)	(2.31)		(4.53)		(2.01)	(1.08)	(5.44)

Total distributions		(3.39)	(2.63)		(4.76)		(2.03)	(1.08)	(6.21)

Net asset value, end of period	$78.16		$75.37		$61.55		$67.67	$57.28	$50.30

Total Return(c)
Based on net asset value	8.37	%(d)	27.34	%(e)	(1.84)%		22.47%	16.53%	7.99%

Ratios to Average Net Assets
Total expenses	0.84	%(f)	0.85%		0.85	%(g)	0.87%	0.89%	0.90	%(g)

Total expenses after fees waived and/or reimbursed	0.84	%(f)	0.85%		0.84	%(g)	0.86%	0.89%	0.90	%(g)

Net investment income	0.24	%(f)	0.28%		0.45	%(g)	0.40%	0.27%	0.25	%(g)

Supplemental Data

Net assets, end of period (000)	$5,753,208		$5,133,191		$3,095,352		$2,944,146	$2,190,418	$1,544,880

Portfolio turnover rate		13%	28%		41%		39%	39%	50%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.

(f)  Annualized.

(g) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended
	03/31/21		Year Ended September 30,

	(unaudited)		2020		2019		2018	2017	2016

Investments in underlying funds		—%	—%		0.01%		—%	—%	0.01%

See notes to financial statements.

48	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Service

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020		2019		2018	2017	2016

Net asset value, beginning of period	$71.63		$58.66		$64.73		$54.90	$48.39	$50.77

Net investment income (loss)(a)		(0.03)	(0.01)		0.08		0.05	(0.01)	(0.01)
Net realized and unrealized gain (loss)	5.78		15.48		(1.57)		11.67	7.60	3.74

Net increase (decrease) from investment operations	5.75		15.47		(1.49)		11.72	7.59	3.73

Distributions(b)
From net investment income	—		(0.19)		(0.05)		—	—	(0.67)
From net realized gain		(3.15)	(2.31)		(4.53)		(1.89)	(1.08)	(5.44)

Total distributions		(3.15)	(2.50)		(4.58)		(1.89)	(1.08)	(6.11)

Net asset value, end of period	$74.23		$71.63		$58.66		$64.73	$54.90	$48.39

Total Return(c)
Based on net asset value	8.20	%(d)	26.96	%(e)	(2.16)%		22.10%	16.20%	7.69%

Ratios to Average Net Assets
Total expenses	1.14	%(f)	1.15%		1.15	%(g)	1.17%	1.17%	1.17	%(g)

Total expenses after fees waived and/or reimbursed	1.14	%(f)	1.15%		1.15	%(g)	1.16%	1.17%	1.17	%(g)

Net investment income (loss)	(0.07	)%(f)	(0.02)%		0.14	%(g)	0.10%	(0.02)%	(0.03	)%(g)

Supplemental Data
Net assets, end of period (000)	$42,306		$40,252		$34,708		$39,325	$33,231	$31,917

Portfolio turnover rate		13%	28%		41%		39%	39%	50%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.

(f)  Annualized.

(g) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020		2019		2018	2017	2016

Investments in underlying funds		—%	—%		0.01%		—%	—%	0.01%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Investor A

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020		2019		2018	2017	2016

Net asset value, beginning of period	$71.37		$58.45		$64.50		$54.70	$48.22	$50.61

Net investment income (loss)(a)		(0.01)	0.01		0.10		0.06	(0.01)	(0.01)
Net realized and unrealized gain (loss)	5.76		15.42		(1.56)		11.63	7.57	3.73

Net increase (decrease) from investment operations	5.75		15.43		(1.46)		11.69	7.56	3.72

Distributions(b)
From net investment income	—		(0.20)		(0.06)		—	—	(0.67)
From net realized gain		(3.20)	(2.31)		(4.53)		(1.89)	(1.08)	(5.44)

Total distributions		(3.20)	(2.51)		(4.59)		(1.89)	(1.08)	(6.11)

Net asset value, end of period	$73.92		$71.37		$58.45		$64.50	$54.70	$48.22

Total Return(c)
Based on net asset value	8.22	%(d)	26.99	%(e)	(2.11)%		22.13%	16.20%	7.70%

Ratios to Average Net Assets
Total expenses	1.10	%(f)	1.11%		1.12	%(g)	1.15%	1.17%	1.18	%(g)

Total expenses after fees waived and/or reimbursed	1.10	%(f)	1.11%		1.12	%(g)	1.14%	1.17%	1.18	%(g)

Net investment income (loss)	(0.03	)%(f)	0.01%		0.17	%(g)	0.11%	(0.02)%	(0.03	)%(g)

Supplemental Data
Net assets, end of period (000)	$3,350,058		$3,135,882		$2,598,888		$2,767,303	$2,597,901	$2,701,948

Portfolio turnover rate		13%	28%		41%		39%	39%	50%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.

(f)  Annualized.

(g) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020		2019		2018	2017	2016

Investments in underlying funds		—%	—%		0.01%		—%	—%	0.01%

See notes to financial statements.

50	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Investor C

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020		2019		2018	2017	2016

Net asset value, beginning of period	$61.38		$50.74		$56.55		$48.54	$43.22	$46.05

Net investment loss(a)		(0.24)	(0.40)		(0.28)		(0.30)	(0.33)	(0.32)
Net realized and unrealized gain (loss)	4.94		13.34		(1.38)		10.20	6.73	3.37

Net increase (decrease) from investment operations	4.70		12.94		(1.66)		9.90	6.40	3.05

Distributions(b)
From net investment income	—		—		—		—	—	(0.44)
From net realized gain		(2.75)	(2.30)		(4.15)		(1.89)	(1.08)	(5.44)

Total distributions		(2.75)	(2.30)		(4.15)		(1.89)	(1.08)	(5.88)

Net asset value, end of period	$63.33		$61.38		$50.74		$56.55	$48.54	$43.22

Total Return(c)
Based on net asset value	7.81	%(d)	26.09	%(e)	(2.82)%		21.22%	15.37%	6.92%

Ratios to Average Net Assets
Total expenses	1.83	%(f)	1.85%		1.85	%(g)	1.87%	1.90%	1.90	%(g)

Total expenses after fees waived and/or reimbursed	1.83	%(f)	1.85%		1.85	%(g)	1.87%	1.90%	1.90	%(g)

Net investment loss	(0.77	)%(f)	(0.72)%		(0.56	)%(g)	(0.61)%	(0.75)%	(0.75	)%(g)

Supplemental Data
Net assets, end of period (000)	$714,129		$773,522		$745,636		$1,017,205	$954,780	$1,130,051

Portfolio turnover rate		13%	28%		41%		39%	39%	50%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.

(f)  Annualized.

(g) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020		2019		2018	2017	2016

Investments in underlying funds		—%	—%		0.01%		—%	—%	0.01%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Class K

	Six Months Ended								Period from
	03/31/21		Year Ended September 30,						06/08/16	(a)

	(unaudited)		2020		2019		2018	2017	to 09/30/16

Net asset value, beginning of period	$75.50		$61.63		$67.75		$57.37	$50.32	$49.82

Net investment income(b)	0.13		0.27		0.34		0.32	0.26	0.09
Net realized and unrealized gain (loss)	6.10		16.28		(1.65)		12.17	7.87	0.41

Net increase (decrease) from investment operations	6.23		16.55		(1.31)		12.49	8.13	0.50

Distributions(c)
From net investment income		(0.19)	(0.37)		(0.28)		(0.10)	—	—
From net realized gain		(3.26)	(2.31)		(4.53)		(2.01)	(1.08)	—

Total distributions		(3.45)	(2.68)		(4.81)		(2.11)	(1.08)	—

Net asset value, end of period	$78.28		$75.50		$61.63		$67.75	$57.37	$50.32

Total Return(d)
Based on net asset value	8.42	%(e)	27.47	%(f)	(1.75)%		22.58%	16.67%	1.00	%(e)

Ratios to Average Net Assets
Total expenses	0.74	%(g)	0.75%		0.75	%(h)	0.77%	0.78%	0.82	%(g)(h)

Total expenses after fees waived and/or reimbursed	0.74	%(g)	0.75%		0.75	%(h)	0.76%	0.78%	0.82	%(g)(h)

Net investment income	0.34	%(g)	0.39%		0.55	%(h)	0.53%	0.47%	0.54	%(g)(h)

Supplemental Data
Net assets, end of period (000)	$443,590		$344,822		$171,517		$130,129	$48,253	$2,495

Portfolio turnover rate		13%	28%		41%		39%	39%	50	%(i)

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Includes a payment received from an affiliate, which had no impact on the Fund’s total return.

(g) Annualized.

(h) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended								Period from
	03/31/21		Year Ended September 30,						06/08/16	(a)

	(unaudited)		2020		2019		2018	2017	to 09/30/16

Investments in underlying funds		—%	—%		0.01%		—%	—%	0.01%

(i)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

52	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Health Sciences Opportunities Portfolio (continued)

	Class R

	Six Months Ended 03/31/21 (unaudited)
			Year Ended September 30,
			2020		2019		2018	2017	2016

Net asset value, beginning of period	$69.54		$57.05		$63.09		$53.71	$47.51	$50.04

Net investment loss(a)		(0.13)	(0.20)		(0.09)		(0.11)	(0.16)	(0.17)

Net realized and unrealized gain (loss)	5.61		15.05		(1.53)		11.38	7.44	3.68

Net increase (decrease) from investment operations	5.48		14.85		(1.62)		11.27	7.28	3.51

Distributions(b)
From net investment income	—		(0.05)		—		—	—	(0.60)
From net realized gain		(2.99)	(2.31)		(4.42)		(1.89)	(1.08)	(5.44)

Total distributions		(2.99)	(2.36)		(4.42)		(1.89)	(1.08)	(6.04)

Net asset value, end of period	$72.03		$69.54		$57.05		$63.09	$53.71	$47.51

Total Return(c)
Based on net asset value	8.03	%(d)	26.60	%(e)	(2.44)%		21.75%	15.85%	7.33%

Ratios to Average Net Assets
Total expenses	1.44	%(f)	1.45%		1.45	%(g)	1.46%	1.49%	1.51	%(g)

Total expenses after fees waived and/or reimbursed	1.44	%(f)	1.45%		1.45	%(g)	1.46%	1.49%	1.51	%(g)

Net investment loss	(0.37	)%(f)	(0.32)%		(0.15	)%(g)	(0.20)%	(0.33)%	(0.35	)%(g)

Supplemental Data
Net assets, end of period (000)	$277,687		$260,488		$224,862		$241,495	$198,426	$172,640

Portfolio turnover rate		13%	28%		41%		39%	39%	50%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Includes a payment received from an affiliate, which had no impact on the Fund’s total return.

(f)  Annualized.

(g) Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended
	03/31/21		Year Ended September 30,

	(unaudited)		2020		2019		2018	2017	2016

Investments in underlying funds		—%	—%		0.01%		—%	—%	0.01%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio

	Institutional

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020	2019	2018		2017		2016

Net asset value, beginning of period	$36.56		$28.68	$27.87	$22.10		$17.87		$16.42

Net investment loss(a)		(0.12)	(0.14)	(0.09)	(0.11)		(0.05	)(b)	(0.12)
Net realized and unrealized gain	7.32		8.14	1.95	6.63		4.28		2.00

Net increase from investment operations	7.20		8.00	1.86	6.52		4.23		1.88

Distributions from net realized gain(c)	—		(0.12)	(1.05)	(0.75)		—		(0.43)

Net asset value, end of period	$43.76		$36.56	$28.68	$27.87		$22.10		$17.87

Total Return(d)
Based on net asset value	19.69	%(e)	27.98%	7.43%	30.34%		23.67%		11.60%

Ratios to Average Net Assets
Total expenses	0.81	%(f)	0.85%	0.87%	0.93	%(g)	1.08	%(g)	1.11	%(g)

Total expenses after fees waived and/or reimbursed	0.80	%(f)	0.80%	0.80%	0.86%		1.08%		1.08%

Net investment loss	(0.55	)%(f)	(0.43)%	(0.34)%	(0.45)%		(0.25	)%(b)	(0.71)%

Supplemental Data
Net assets, end of period (000)	$8,705,451		$6,003,280	$2,700,531	$1,063,328		$278,701		$99,759

Portfolio turnover rate		19%	35%	38%	43%		59%		81%

(a) Based on average shares outstanding.

(b) Net investment income per share and the ratio of net investment income to average net assets includes $0.06 per share and 0.35%, respectively, resulting from a special dividend.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Annualized.

(g) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020	2019	2018		2017		2016

Expense ratios	N/A		N/A	N/A	0.93%		1.07%		1.10%

See notes to financial statements.

54	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)
	Service
	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020	2019	2018		2017		2016

Net asset value, beginning of period	$32.95		$25.92	$25.30	$20.18		$16.35		$15.00

Net investment loss(a)		(0.15)	(0.19)	(0.15)	(0.17)		(0.12	)(b)	(0.13)
Net realized and unrealized gain	6.59		7.34	1.76	6.04		3.95		1.82

Net increase from investment operations	6.44		7.15	1.61	5.87		3.83		1.69

Distributions from net realized gain(c)	—		(0.12)	(0.99)	(0.75)		—		(0.34)

Net asset value, end of period	$39.39		$32.95	$25.92	$25.30		$20.18		$16.35

Total Return(d)
Based on net asset value	19.55	%(e)	27.68%	7.15%	30.03%		23.43%		11.39%

Ratios to Average Net Assets
Total expenses	1.10	%(f)	1.11%	1.16%	1.25	%(g)	1.29%		1.26	%(g)

Total expenses after fees waived and/or reimbursed	1.05	%(f)	1.05%	1.05%	1.12%		1.29%		1.25%

Net investment loss	(0.81	)%(f)	(0.67)%	(0.59)%	(0.73)%		(0.67	)%(b)	(0.88)%

Supplemental Data
Net assets, end of period (000)	$103,738		$83,680	$61,293	$33,768		$12,718		$1,343

Portfolio turnover rate		19%	35%	38%	43%		59%		81%

(a) Based on average shares outstanding.

(b) Net investment income per share and the ratio of net investment income to average net assets includes $0.06 per share and 0.35%, respectively, resulting from a special dividend.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Annualized.

(g) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended 03/31/21 (unaudited)		Year Ended September 30,
			2020	2019	2018		2017		2016

Expense ratios	N/A		N/A	N/A	1.25%		N/A		1.24%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)
	Investor A

	Six Months Ended 03/31/21 (unaudited)
			Year Ended September 30,
			2020	2019	2018		2017		2016

Net asset value, beginning of period	$31.48		$24.78	$24.22	$19.30		$15.66		$14.43

Net investment loss(a)		(0.15)	(0.18)	(0.14)	(0.18)		(0.10	)(b)	(0.15)
Net realized and unrealized gain	6.31		7.00	1.68	5.79		3.74		1.76

Net increase from investment operations	6.16		6.82	1.54	5.61		3.64		1.61

Distributions from net realized gain(c)	—		(0.12)	(0.98)	(0.69)		—		(0.38)

Net asset value, end of period	$37.64		$31.48	$24.78	$24.22		$19.30		$15.66

Total Return(d)
Based on net asset value	19.57	%(e)	27.61%	7.17%	29.98%		23.24%		11.29%

Ratios to Average Net Assets
Total expenses	1.10	%(f)	1.14%	1.16%	1.29	%(g)	1.41	%(g)	1.45%

Total expenses after fees waived and/or reimbursed	1.05	%(f)	1.05%	1.05%	1.19%		1.39%		1.39%

Net investment loss	(0.80	)%(f)	(0.67)%	(0.58)%	(0.82)%		(0.59	)%(b)	(1.02)%

Supplemental Data
Net assets, end of period (000)	$2,429,851		$1,917,773	$1,335,467	$801,263		$525,736		$394,544

Portfolio turnover rate		19%	35%	38%	43%		59%		81%

(a) Based on average shares outstanding.

(b) Net investment income per share and the ratio of net investment income to average net assets includes $0.06 per share and 0.35%, respectively, resulting from a special dividend.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Annualized.

(g) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended 03/31/21 (unaudited)
			Year Ended September 30,
			2020	2019	2018		2017		2016

Expense ratios	N/A		N/A	N/A	1.26%		1.39%		N/A

See notes to financial statements.

56	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)
	Investor C

	Six Months Ended 03/31/21 (unaudited)
			Year Ended September 30,
			2020	2019	2018		2017		2016

Net asset value, beginning of period	$24.20		$19.21	$19.04	$15.36		$12.55		$11.68

Net investment loss(a)		(0.22)	(0.30)	(0.24)	(0.26)		(0.18	)(b)	(0.20)
Net realized and unrealized gain	4.85		5.41	1.28	4.57		2.99		1.41

Net increase from investment operations	4.63		5.11	1.04	4.31		2.81		1.21

Distributions from net realized gain(c)	—		(0.12)	(0.87)	(0.63)		—		(0.34)

Net asset value, end of period	$28.83		$24.20	$19.21	$19.04		$15.36		$12.55

Total Return(d)
Based on net asset value	19.13	%(e)	26.72%	6.33%	29.05%		22.39%		10.48%

Ratios to Average Net Assets
Total expenses	1.80	%(f)	1.84%	1.86%	1.94	%(g)	2.11	%(g)	2.14	%(g)

Total expenses after fees waived and/or reimbursed	1.80	%(f)	1.80%	1.80%	1.88%		2.10%		2.12%

Net investment loss	(1.55	)%(f)	(1.42)%	(1.33)%	(1.49)%		(1.30	)%(b)	(1.75)%

Supplemental Data
Net assets, end of period (000)	$342,347		$280,143	$209,923	$164,083		$72,814		$52,723

Portfolio turnover rate		19%	35%	38%	43%		59%		81%

(a) Based on average shares outstanding.

(b) Net investment income per share and the ratio of net investment income to average net assets includes $0.06 per share and 0.35%, respectively, resulting from a special dividend.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Annualized.

(g) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended 03/31/21 (unaudited)
			Year Ended September 30,
			2020	2019	2018		2017		2016

Expense ratios	N/A		N/A	N/A	1.94%		2.10%		2.13%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)

	Class K

	Six Months Ended										Period from
	03/31/21		Year Ended September 30,								03/28/16	(a)

	(unaudited)		2020		2019		2018		2017		to 09/30/16

Net asset value, beginning of period	$36.66		$28.74		$27.93		$22.14		$17.88		$15.57

Net investment loss(b)		(0.10)	(0.12)		(0.09)		(0.07)		(0.03	)(c)	(0.05)
Net realized and unrealized gain	7.34		8.16		1.96		6.62		4.29		2.36

Net increase from investment operations	7.24		8.04		1.87		6.55		4.26		2.31
Distributions from net realized gain(d)	—		(0.12)		(1.06)		(0.76)		—		—

Net asset value, end of period	$43.90		$36.66		$28.74		$27.93		$22.14		$17.88

Total Return(e)
Based on net asset value	19.75	%(f)	28.06%		7.47%		30.46%		23.83%		14.84	%(f)

Ratios to Average Net Assets
Total expenses	0.70	%(g)	0.73	%(h)	0.76	%(h)	0.80	%(h)	0.95%		0.98	%(g)

Total expenses after fees waived and/or reimbursed	0.70	%(g)	0.73%		0.75%		0.76%		0.95%		0.97	%(g)

Net investment loss	(0.46	)%(g)	(0.36)%		(0.31)%		(0.29)%		(0.17	)%(c)	(0.59	)%(g)

Supplemental Data
Net assets, end of period (000)	$3,285,170		$2,011,727		$652,138		$139,138		$4,103		$230

Portfolio turnover rate		19%	35%		38%		43%		59%		81	%(i)

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  Net investment income per share and the ratio of net investment income to average net assets includes $0.06 per share and 0.35%, respectively, resulting from a special dividend.

(d) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(e) Where applicable, assumes the reinvestment of distributions.

(f)  Aggregate total return.

(g) Annualized.

(h) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended										Period from
	03/31/21		Year Ended September 30,								03/28/2016	(a)

	(unaudited)		2020		2019		2018		2017		to 09/30/16

Expense ratios	N/A		0.73%		0.75%		0.80%		N/A		N/A

(i)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

58	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Mid-Cap Growth Equity Portfolio (continued)
	Class R

	Six Months Ended 03/31/21 (unaudited)
			Year Ended September 30,
			2020	2019	2018		2017		2016

Net asset value, beginning of period	$30.85		$24.34	$23.83	$19.02		$15.47		$14.27

Net investment loss(a)		(0.19)	(0.24)	(0.19)	(0.22)		(0.14	)(b)	(0.18)
Net realized and unrealized gain	6.18		6.87	1.65	5.69		3.69		1.72

Net increase from investment operations	5.99		6.63	1.46	5.47		3.55		1.54

Distributions from net realized gain(c)	—		(0.12)	(0.95)	(0.66)		—		(0.34)

Net asset value, end of period	$36.84		$30.85	$24.34	$23.83		$19.02		$15.47

Total Return(d)
Based on net asset value	19.42	%(e)	27.33%	6.89%	29.63%		22.95%		10.94%

Ratios to Average Net Assets
Total expenses	1.39	%(f)	1.45%	1.47%	1.59	%(g)	1.76%		1.78%

Total expenses after fees waived and/or reimbursed	1.30	%(f)	1.30%	1.30%	1.43%		1.65%		1.65%

Net investment loss	(1.06	)%(f)	(0.92)%	(0.83)%	(1.05)%		(0.86	)%(b)	(1.28)%

Supplemental Data
Net assets, end of period (000)	$92,548		$59,411	$40,999	$22,880		$10,177		$7,646

Portfolio turnover rate		19%	35%	38%	43%		59%		81%

(a) Based on average shares outstanding.

(b) Net investment income per share and the ratio of net investment income to average net assets includes $0.06 per share and 0.35%, respectively, resulting from a special dividend.

(c)  Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(d) Where applicable, assumes the reinvestment of distributions.

(e) Aggregate total return.

(f)  Annualized.

(g) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended
	03/31/21		Year Ended September 30,

	(unaudited)		2020	2019	2018		2017		2016

Expense ratios	N/A		N/A	N/A	1.58%		N/A		N/A

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund

	Institutional

	Six Months Ended
	03/31/21		Year Ended September 30,

	(unaudited)		2020		2019		2018		2017		2016

Net asset value, beginning of period	$55.33		$32.63		$31.83		$25.64		$19.18		$15.61

Net investment loss(a)		(0.22)	(0.22)		(0.10)		(0.09)		(0.12)		(0.08)
Net realized and unrealized gain	11.38		23.43		1.20		8.25		6.78		3.65

Net increase from investment operations	11.16		23.21		1.10		8.16		6.66		3.57

Distributions from net realized gain(b)		(2.91)	(0.51)		(0.30)		(1.97)		(0.20)		—

Net asset value, end of period	$63.58		$55.33		$32.63		$31.83		$25.64		$19.18

Total Return(c)
Based on net asset value	20.35	%(d)	72.07%		3.63%		34.02%		35.13%		22.87%

Ratios to Average Net Assets
Total expenses	0.92	%(e)(f)	0.98	%(f)	1.02	%(f)	1.10	%(f)	1.22	%(g)	1.27%

Total expenses after fees waived and/or reimbursed	0.92	%(e)(f)	0.92	%(f)	0.92	%(f)	0.99	%(f)	1.21%		1.23%

Net investment loss	(0.67	)%(e)(f)	(0.50	)%(f)	(0.32	)%(f)	(0.32	)%(f)	(0.54)%		(0.49)%

Supplemental Data
Net assets, end of period (000)	$4,982,224		$3,641,519		$1,033,286		$584,654		$147,796		$78,179

Portfolio turnover rate		16%	27%		33%		49%		51%		84%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Annualized.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended
	03/31/21		Year Ended September 30,

	(unaudited)		2020		2019		2018		2017		2016

Investments in underlying funds		0.01%	0.01%		0.01%		0.01%		—%		—%

(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

60	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Service

	Six Months Ended
	03/31/21		Year Ended September 30,

	(unaudited)		2020		2019		2018		2017		2016

Net asset value, beginning of period	$52.20		$30.88		$30.22		$24.44		$18.34		$14.96

Net investment loss(a)		(0.28)	(0.30)		(0.17)		(0.15)		(0.16)		(0.12)
Net realized and unrealized gain	10.72		22.13		1.13		7.85		6.46		3.50

Net increase from investment operations	10.44		21.83		0.96		7.70		6.30		3.38

Distributions from net realized gain(b)		(2.91)	(0.51)		(0.30)		(1.92)		(0.20)		—

Net asset value, end of period	$59.73		$52.20		$30.88		$30.22		$24.44		$18.34

Total Return(c)
Based on net asset value	20.19	%(d)	71.68%		3.36%		33.74%		34.77%		22.59%

Ratios to Average Net Assets
Total expenses	1.16	%(e)(f)	1.19	%(f)	1.25	%(f)(g)	1.37	%(f)	1.48	%(g)	1.49%

Total expenses after fees waived and/or reimbursed	1.16	%(e)(f)	1.17	%(f)	1.17	%(f)	1.22	%(f)	1.47%		1.49%

Net investment loss	(0.92	)%(e)(f)	(0.74	)%(f)	(0.57	)%(f)	(0.55	)%(f)	(0.77)%		(0.74)%

Supplemental Data
Net assets, end of period (000)	$76,945		$50,710		$20,429		$15,208		$6,312		$2,583

Portfolio turnover rate		16%	27%		33%		49%		51%		84%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Annualized.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended
	03/31/21		Year Ended September 30,

	(unaudited)		2020		2019		2018		2017		2016
Investments in underlying funds		0.01%	0.01%		0.01%		0.01%		—%		—%

(g)	Includes recoupment of past waived and/or reimbursed fees with no financial impact to the expense ratios.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Investor A

	Six Months Ended
	03/31/21		Year Ended September 30,

	(unaudited)		2020		2019		2018		2017	2016

Net asset value, beginning of period	$51.06		$30.22		$29.58		$23.95		$17.98	$14.68

Net investment loss(a)		(0.27)	(0.29)		(0.17)		(0.16)		(0.17)	(0.13)
Net realized and unrealized gain	10.48		21.64		1.11		7.69		6.34	3.43

Net increase from investment operations	10.21		21.35		0.94		7.53		6.17	3.30

Distributions from net realized gain(b)		(2.91)	(0.51)		(0.30)		(1.90)		(0.20)	—

Net asset value, end of period	$58.36		$51.06		$30.22		$29.58		$23.95	$17.98

Total Return(c)
Based on net asset value	20.19	%(d)	71.65%		3.36%		33.70%		34.74%	22.48%

Ratios to Average Net Assets
Total expenses	1.19	%(e)(f)	1.25	%(f)	1.29	%(f)	1.38	%(f)(g)	1.50%	1.56	%(g)

Total expenses after fees waived and/or reimbursed	1.17	%(e)(f)	1.17	%(f)	1.17	%(f)	1.26	%(f)	1.49%	1.55%

Net investment loss	(0.93	)%(e)(f)	(0.74	)%(f)	(0.58	)%(f)	(0.59	)%(f)	(0.83)%	(0.81)%

Supplemental Data
Net assets, end of period (000)	$2,515,837		$1,773,399		$672,110		$627,626		$271,307	$180,658

Portfolio turnover rate		16%	27%		33%		49%		51%	84%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Annualized.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended
	03/31/21		Year Ended September 30,

	(unaudited)		2020		2019		2018		2017	2016

Investments in underlying funds		0.01%	0.01%		0.01%		0.01%		—%	—%

(g) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended
	03/31/21		Year Ended September 30,

	(unaudited)		2020		2019		2018		2017	2016
Expense ratios	N/A		N/A		N/A		1.37%		N/A	1.55%

See notes to financial statements.

62	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Investor C

	Six Months Ended
	03/31/21		Year Ended September 30,

	(unaudited)		2020		2019		2018		2017	2016

Net asset value, beginning of period	$42.52		$25.43		$25.13		$20.72		$15.70	$12.92

Net investment loss(a)		(0.40)	(0.48)		(0.32)		(0.31)		(0.28)	(0.22)
Net realized and unrealized gain	8.71		18.08		0.92		6.57		5.50	3.00

Net increase from investment operations	8.31		17.60		0.60		6.26		5.22	2.78

Distributions from net realized gain(b)		(2.91)	(0.51)		(0.30)		(1.85)		(0.20)	—

Net asset value, end of period	$47.92		$42.52		$25.43		$25.13		$20.72	$15.70

Total Return(c)
Based on net asset value	19.76	%(d)	70.39%		2.60%		32.68%		33.73%	21.52%

Ratios to Average Net Assets
Total expenses	1.91	%(e)(f)	1.98	%(f)	2.02	%(f)	2.10	%(f)(g)	2.27%	2.35%

Total expenses after fees waived and/or reimbursed	1.90	%(e)(f)	1.92	%(f)	1.92	%(f)	2.01	%(f)	2.25%	2.35%

Net investment loss	(1.66	)%(e)(f)	(1.49	)%(f)	(1.33	)%(f)	(1.34	)%(f)	(1.59)%	(1.61)%

Supplemental Data
Net assets, end of period (000)	$417,935		$317,792		$152,505		$142,942		$76,957	$56,707

Portfolio turnover rate		16%	27%		33%		49%		51%	84%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c) Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Annualized.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended
	03/31/21		Year Ended September 30,

	(unaudited)		2020		2019		2018		2017	2016

Investments in underlying funds		0.01%	0.01%		0.01%		0.01%		—%	—%

(g) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended
	03/31/21		Year Ended September 30,

	(unaudited)		2020		2019		2018		2017	2016

Expense ratios	N/A		N/A		N/A		2.09%		N/A	N/A

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Class K

	Six Months Ended		Period from
	03/31/21		12/10/19	(a)
	(unaudited)		to 09/30/20

Net asset value, beginning of period	$55.36		$34.59

Net investment loss(b)		(0.18)		(0.16)
Net realized and unrealized gain	11.37		20.93

Net increase from investment operations	11.19		20.77

Distributions from net realized gain		(2.91)	—

Net asset value, end of period	$63.64		$55.36

Total Return(c)
Based on net asset value	20.40	%(d)	60.05	%(d)

Ratios to Average Net Assets
Total expenses	0.82	%(e)(f)	0.87	%(e)(f)

Total expenses after fees waived and/or reimbursed	0.82	%(e)(f)	0.86	%(e)(f)

Net investment loss	(0.57	)%(e)(f)	(0.46	)%(e)(f)

Supplemental Data

Net assets, end of period (000)	$146,465		$75,426

Portfolio turnover rate		16%	27	%(g)

(a) Commencement of operations.

(b) Based on average shares outstanding.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Annualized.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended		Period from
	03/31/21		12/10/19	(a)
	(unaudited)		to 09/30/20

Investments in underlying funds		0.01%		0.01%

(g)	Portfolio turnover is representative of the Fund for the entire year.

See notes to financial statements.

64	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	BlackRock Technology Opportunities Fund (continued)

	Class R

	Six Months Ended 03/31/21 (unaudited)
			Year Ended September 30,
			2020		2019		2018		2017	2016

Net asset value, beginning of period	$51.37		$30.48		$29.90		$24.20		$18.21	$14.92

Net investment loss(a)		(0.35)	(0.38)		(0.24)		(0.23)		(0.23)	(0.17)
Net realized and unrealized gain	10.55		21.78		1.12		7.78		6.42	3.46

Net increase from investment operations	10.20		21.40		0.88		7.55		6.19	3.29

Distributions from net realized gain(b)		(2.91)	(0.51)		(0.30)		(1.85)		(0.20)	—

Net asset value, end of period	$58.66		$51.37		$30.48		$29.90		$24.20	$18.21

Total Return(c)
Based on net asset value	20.05	%(d)	71.20%		3.12%		33.35%		34.41%	22.05%

Ratios to Average Net Assets
Total expenses	1.50	%(e)(f)	1.57	%(f)	1.60	%(f)	1.69	%(f)	1.81%	1.85	%(g)

Total expenses after fees waived and/or reimbursed	1.42	%(e)(f)	1.42	%(f)	1.42	%(f)	1.53	%(f)	1.77%	1.83%

Net investment loss	(1.18	)%(e)(f)	(0.99	)%(f)	(0.83	)%(f)	(0.87	)%(f)	(1.11)%	(1.09)%

Supplemental Data
Net assets, end of period (000)	$49,428		$38,907		$18,799		$13,577		$9,700	$6,054

Portfolio turnover rate		16%	27%		33%		49%		51%	84%

(a) Based on average shares outstanding.

(b) Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

(c)  Where applicable, assumes the reinvestment of distributions.

(d) Aggregate total return.

(e) Annualized.

(f)  Excludes expenses incurred indirectly as a result of investments in underlying funds as follows:

	Six Months Ended 03/31/21 (unaudited)
			Year Ended September 30,
			2020		2019		2018		2017	2016

Investments in underlying funds		0.01%	0.01%		0.01%		0.01%		—%	—%

(g) Includes recoupment of past waived and/or reimbursed fees. Excluding the recoupment of past waived and/or reimbursed fees, the ratios were as follows:

	Six Months Ended 03/31/21 (unaudited)
			Year Ended September 30,
			2020		2019		2018		2017	2016

Expense ratios	N/A		N/A		N/A		N/A		N/A	1.84%

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

BlackRock FundsSM (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Massachusetts business trust. The following, each of which is a series of the Trust, are referred to herein collectively as the “Funds” or individually as a “Fund”:

Fund Name	Herein Referred To As	Diversification Classification

BlackRock Advantage Small Cap Growth Fund	Advantage Small Cap Growth	Diversified
BlackRock Health Sciences Opportunities Portfolio	Health Sciences Opportunities	Diversified
BlackRock Mid-Cap Growth Equity Portfolio	Mid-Cap Growth Equity	Diversified
BlackRock Technology Opportunities Fund	Technology Opportunities	Diversified

Each Fund offers multiple classes of shares. All classes of shares have identical voting, dividend, liquidation and other rights and are subject to the same terms and conditions, except that certain classes bear expenses related to the shareholder servicing and distribution of such shares. Institutional, Service and Class K Shares are sold only to certain eligible investors. Service, Investor A, Investor C and Class R Shares bear certain expenses related to shareholder servicing of such shares, and Investor C and Class R Shares also bear certain expenses related to the distribution of such shares. Investor A and Investor C Shares are generally available through financial intermediaries. Class R Shares are sold only to certain employer-sponsored retirement plans. Each class has exclusive voting rights with respect to matters relating to its shareholder servicing and distribution expenditures (except that Investor C shareholders may vote on material changes to the Investor A Shares distribution and service plan).

Share Class	Initial Sales Charge	CDSC		Conversion Privilege

Institutional, Service, Class K and Class R Shares	No	No		None
Investor A Shares	Yes	No	(a)	None
Investor C Shares	No	Yes	(b)	To Investor A Shares after approximately 8 years

(a)	Investor A Shares may be subject to a contingent deferred sales charge (“CDSC”) for certain redemptions where no initial sales charge was paid at the time of purchase.
(b)	A CDSC of 1.00% is assessed on certain redemptions of Investor C Shares made within one year after purchase.

Effective on or about the close of business on July 6, 2021, Service Shares of Advantage Small Cap Growth will be converted into Investor A Shares.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of equity, multi-asset, index and money market funds referred to as the BlackRock Multi-Asset Complex.

2.	SIGNIFICANT ACCOUNTING POLICIES

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend dates. Non-cash dividends, if any, are recorded on the ex-dividend dates at fair value. Dividends from foreign securities where the ex-dividend dates may have passed are subsequently recorded when the Funds are informed of the ex-dividend dates. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, are recognized daily on an accrual basis. Income, expenses and realized and unrealized gains and losses are allocated daily to each class based on its relative net assets. For convertible securities, premiums attributable to the debt instrument are amortized, but premiums attributable to the conversion feature are not amortized.

Foreign Currency Translation: Each Fund’s books and records are maintained in U.S. dollars. Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates determined as of the close of trading on the New York Stock Exchange (“NYSE”). Purchases and sales of investments are recorded at the rates of exchange prevailing on the respective dates of such transactions. Generally, when the U.S. dollar rises in value against a foreign currency, the investments denominated in that currency will lose value; the opposite effect occurs if the U.S. dollar falls in relative value.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments for financial reporting purposes. Accordingly, the effects of changes in exchange rates on investments are not segregated in the Statements of Operations from the effects of changes in market prices of those investments, but are included as a component of net realized and unrealized gain (loss) from investments. Each Fund reports realized currency gains (losses) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Foreign taxes withheld”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of March 31, 2021, if any, are disclosed in the Statements of Assets and Liabilities.

66	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments. Doing so allows the investment to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Distributions: Distributions paid by the Funds are recorded on the ex-dividend dates. The character and timing of distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.

Offering Costs: Offering costs are amortized over a 12-month period beginning with the commencement of operations of a class of shares.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

Other: Expenses directly related to a Fund or its classes are charged to that Fund or the applicable class. Expenses directly related to the Funds and other shared expenses prorated to the Funds are allocated daily to each class based on their relative net assets or other appropriate methods. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

The Funds have an arrangement with their custodian whereby credits are earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. The Funds may incur charges on overdrafts, subject to certain conditions.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund is open for business and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with a policy approved by the Board as reflecting fair value. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day may be valued at the last available bid (long positions) or ask (short positions) price.

Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Occasionally, events affecting the values of such instruments may occur between the foreign market close and the close of trading on the NYSE that may not be reflected in the computation of the Funds’ net assets. Each business day, the Funds use a pricing service to assist with the valuation of certain foreign exchange-traded equity securities and foreign exchange- traded and over-the-counter (“OTC”) options (the “Systematic Fair Value Price”). Using current market factors, the Systematic Fair Value Price is designed to value such foreign securities and foreign options at fair value as of the close of trading on the NYSE, which follows the close of the local markets.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

•

The Funds value their investment in SL Liquidity Series, LLC, Money Market Series (the “Money Market Series”) at fair value, which is ordinarily based upon their pro rata ownership in the underlying fund’s net assets.

•	Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.

If events (e.g., a market closure, market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

For investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and other Fair Valued Investments, the fair valuation approaches that are used by the Global Valuation Committee and third party pricing services utilize one or a combination of, but not limited to, the following inputs.

Standard Inputs Generally Considered By Third Party Pricing Services

Market approach

(i)     recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers;

(ii) recapitalizations and other transactions across the capital structure; and

(iii)   market multiples of comparable issuers.

Income approach

(i)     future cash flows discounted to present and adjusted as appropriate for liquidity, credit and/or market risks;

(ii) quoted prices for similar investments or assets in active markets; and

(iii)   other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates.

Cost approach

(i)     audited or unaudited financial statements, investor communications and financial or operational metrics issued by the Private Company;

(ii)    changes in the valuation of relevant indices or publicly traded companies comparable to the Private Company;

(iii)   relevant news and other public sources; and

(iv)   known secondary market transactions in the Private Company’s interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Enterprise valuation techniques such as an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), current value method or a hybrid of those techniques are used, as deemed appropriate under the circumstances. The use of these valuation techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards applicable to other investments held by a Fund. Typically, the most recently available information by a Private Company is as of a date that is earlier than the date a Fund is calculating its NAV. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by Private Companies that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

As of March 31, 2021, certain investments of the Funds were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4.	SECURITIES AND OTHER INVESTMENTS

Preferred Stocks: Preferred stock has a preference over common stock in liquidation (and generally in receiving dividends as well), but is subordinated to the liabilities of the issuer in all respects. As a general rule, the market value of preferred stock with a fixed dividend rate and no conversion element varies inversely with interest rates and perceived credit risk, while the market price of convertible preferred stock generally also reflects some element of conversion value. Because preferred stock is junior to debt securities and other obligations of the issuer, deterioration in the credit quality of the issuer will cause greater changes in the value of a preferred stock than in a more senior debt security with similar stated yield characteristics. Unlike interest payments on debt securities, preferred stock dividends are payable only if declared by the issuer’s board of directors. Preferred stock also may be subject to optional or mandatory redemption provisions.

Warrants: Warrants entitle a fund to purchase a specified number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date of the warrants, if any. If the price of the underlying stock does not rise above the strike price before the

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Notes to Financial Statements (unaudited) (continued)

warrant expires, the warrant generally expires without any value and a fund will lose any amount it paid for the warrant. Thus, investments in warrants may involve more risk than investments in common stock. Warrants may trade in the same markets as their underlying stock; however, the price of the warrant does not necessarily move with the price of the underlying stock.

Commitments: Commitments are agreements to acquire an investment at a future date (subject to conditions) in connection with a potential public or non-public offering. Such agreements may obligate a Fund to make future cash payments. As of March 31, 2021, Health Sciences Opportunities and Technology Opportunities had outstanding commitments of $34,000,000 and $164,280,820, respectively. These commitments are not included in the net assets of Health Sciences Opportunities and Technology Opportunities as of March 31, 2021.

Securities Lending: The Funds may lend their securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Funds collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current market value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. During the term of the loan, the Funds are entitled to all distributions made on or in respect of the loaned securities, but do not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested by the securities lending agent, BlackRock Investment Management, LLC (“BIM”), if any, is disclosed in the Schedules of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are disclosed in the Funds’ Schedules of Investments. The market value of any securities on loan and the value of any related collateral are shown separately in the Statements of Assets and Liabilities as a component of investments at value – unaffiliated and collateral on securities loaned at value, respectively.

Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”), which provide the right, in the event of default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

As of period end, the following table is a summary of the Funds’ securities on loan by counterparty which are subject to offset under an MSLA:

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount(b)
Advantage Small Cap Growth
Barclays Capital, Inc.	$1,361,330	$(1,336,768)	$24,562
Citigroup Global Markets, Inc.	5,358,756	(5,358,756)	—
Credit Suisse Securities (USA) LLC	1,453,938	(1,432,462)	21,476
Deutsche Bank Securities, Inc.	3,289,686	(3,289,686)	—
Goldman Sachs & Co.	1,939,877	(1,925,511)	14,366
J.P. Morgan Securities LLC	17,065,473	(16,716,455)	349,018
Jefferies LLC	140,896	(140,896)	—
National Financial Services LLC	3,241,919	(3,178,616)	63,303
State Street Bank & Trust Co.	3,461,158	(3,408,015)	53,143
TD Prime Services LLC	2,190,855	(2,046,098)	144,757

	$39,503,888	$(38,833,263)	$670,625

Health Sciences Opportunities
Barclays Capital, Inc.	$4,540,925	$(4,540,925)	$—
BNP Paribas Securities Corp.	630,240	(630,240)	—
Citigroup Global Markets, Inc.	25,135,386	(24,920,999)	214,387
Credit Suisse Securities (USA) LLC	5,486,782	(5,175,578)	311,204
Deutsche Bank Securities, Inc.	2,394,708	(2,390,900)	3,808
Goldman Sachs & Co.	3,456,900	(3,292,000)	164,900
J.P. Morgan Securities LLC	39,603,993	(39,359,670)	244,323
Morgan Stanley & Co. LLC	87,657,748	(87,657,748)	—
National Financial Services LLC	494,157	(465,575)	28,582
State Street Bank & Trust Co.	4,884,300	(4,860,000)	24,300
TD Prime Services LLC	11,044,373	(11,044,373)	—

	$185,329,512	$(184,338,008)	$991,504

Mid-Cap Growth Equity
Barclays Capital, Inc.	$6,214,925	$(6,214,925)	$—
Citigroup Global Markets, Inc.	51,371,382	(50,863,405)	507,977

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Notes to Financial Statements (unaudited) (continued)

Fund Name/Counterparty	Securities Loaned at Value	Cash Collateral Received(a)	Net Amount(b)
Mid-Cap Growth Equity (continued)
Credit Suisse Securities (USA) LLC	$4,515,786	$(4,427,781)	$88,005
J.P. Morgan Securities LLC	141,185,421	(139,772,835)	1,412,586
Morgan Stanley & Co. LLC	7,583,504	(7,256,300)	327,204
National Financial Services LLC	20,170,353	(20,170,353)	—
State Street Bank & Trust Co.	156,642,106	(156,642,106)	—
TD Prime Services LLC	2,179,700	(2,179,700)	—
UBS Securities LLC	10,358,192	(10,358,192)	—

	$400,221,369	$(397,885,597)	$2,335,772

Technology Opportunities
Barclays Capital, Inc.	$11,389,798	$(11,158,800)	$230,998
Citigroup Global Markets, Inc.	57,012,371	(57,012,371)	—
Goldman Sachs & Co.	7,998,930	(7,998,930)	—
J.P. Morgan Securities LLC	171,384,927	(170,593,487)	791,440
Morgan Stanley & Co. LLC	279,293	(279,293)	—

	$248,065,319	$(247,042,881)	$1,022,438

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

(b)

The market value of the loaned securities is determined as of March 31, 2021. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Funds benefit from a borrower default indemnity provided by BIM. BIM’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value on the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Funds.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or OTC.

Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract. Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.

Securities deposited as initial margin are designated in the Schedules of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory: The Trust, on behalf of the Funds, entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser and an indirect, wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

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Notes to Financial Statements (unaudited) (continued)

For such services, each Fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	Investment Advisory Fees

Average Daily Net Assets	Advantage Small Cap Growth	Mid-Cap Growth Equity	Technology Opportunities

First $1 billion	0.450%	0.700%	0.820%
$1 billion - $3 billion	0.420	0.660	0.770
$3 billion - $5 billion	0.410	0.630	0.740
$5 billion - $10 billion	0.390	0.610	0.710
Greater than $10 billion	0.380	0.600	0.700

Investment Advisory Fees

Average Daily Net Assets	Health Sciences Opportunities

First $1 billion	0.750%
$1 billion - $2 billion	0.700
$2 billion - $3 billion	0.675
$3 billion - $10 billion	0.650
Greater than $10 billion	0.640

Service and Distribution Fees: The Trust, on behalf of the Funds, entered into a Distribution Agreement and a Distribution and Service Plan with BlackRock Investments, LLC (“BRIL”), an affiliate of the Manager. Pursuant to the Distribution and Service Plan and in accordance with Rule 12b-1 under the 1940 Act, each Fund pays BRIL ongoing service and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the relevant share class of each Fund as follows:

Share Class	Service Fees	Distribution Fees

Service	0.25%	N/A
Investor A	0.25	N/A
Investor C	0.25	0.75%
Class R	0.25	0.25

BRIL and broker-dealers, pursuant to sub-agreements with BRIL, provide shareholder servicing and distribution services to the Funds. The ongoing service and/or distribution fee compensates BRIL and each broker-dealer for providing shareholder servicing and/or distribution related services to shareholders.

For the six months ended March 31, 2021, the following table shows the class specific service and distribution fees borne directly by each share class of each Fund:

Fund Name	Service	Investor A	Investor C	Class R	Total

Advantage Small Cap Growth	$19,130	$264,770	$64,439	$31,656	$379,995
Health Sciences Opportunities	52,721	4,111,373	3,767,308	676,700	8,608,102
Mid-Cap Growth Equity	124,408	2,845,549	1,619,407	179,104	4,768,468
Technology Opportunities	83,243	2,892,565	1,978,750	119,302	5,073,860

Administration: The Trust, on behalf of the Funds, entered into an Administration Agreement with the Manager, an indirect, wholly-owned subsidiary of BlackRock, to provide administrative services. For these services, the Manager receives an administration fee computed daily and payable monthly, based on a percentage of the average daily net assets of each Fund. The administration fee, which is shown as administration in the Statements of Operations, is paid at the annual rates below.

Average Daily Net Assets	Administration Fees

First $500 million	0.0425%
$500 million - $1 billion	0.0400
$1 billion - $2 billion	0.0375
$2 billion - $4 billion	0.0350
$4 billion - $13 billion	0.0325
Greater than $13 billion	0.0300

In addition, the Manager charges each of the share classes an administration fee, which is shown as administration — class specific in the Statements of Operations, at an annual rate of 0.02% of the average daily net assets of each respective class.

For the six months ended March 31, 2021, the following table shows the class specific administration fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total

Advantage Small Cap Growth	$64,369	$1,530	$21,172	$1,291	$1,973	$1,267	$ 91,602
Health Sciences Opportunities	555,826	4,222	329,323	75,493	40,261	27,101	1,032,226
Mid-Cap Growth Equity	771,536	9,951	227,652	32,397	275,365	7,165	1,324,066
Technology Opportunities	473,624	6,653	231,201	39,553	10,690	4,770	766,491

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Notes to Financial Statements (unaudited) (continued)

Transfer Agent: Pursuant to written agreements, certain financial intermediaries, some of which may be affiliates, provide the Funds with sub-accounting, recordkeeping, sub-transfer agency and other administrative services with respect to servicing of underlying investor accounts. For these services, these entities receive an asset-based fee or an annual fee per shareholder account, which will vary depending on share class and/or net assets. For the six months ended March 31, 2021, the Funds did not pay any amounts to affiliates in return for these services.

The Manager maintains a call center that is responsible for providing certain shareholder services to the Funds. Shareholder services include responding to inquiries and processing purchases and sales based upon instructions from shareholders. For the six months ended March 31, 2021, each Fund reimbursed the Manager the following amounts for costs incurred in running the call center, which are included in transfer agent — class specific in the Statements of Operations:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total

Advantage Small Cap Growth	$ 864	$ 219	$ 6,944	$ 1,835	$ —	$ —	$ 9,862
Health Sciences Opportunities	9,350	138	47,799	10,948	594	818	69,647
Mid-Cap Growth Equity	6,330	90	79,873	4,773	1,832	431	93,329
Technology Opportunities	6,468	71	16,869	5,697	95	220	29,420

For the six months ended March 31, 2021, the following table shows the class specific transfer agent fees borne directly by each share class of each Fund:

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total

Advantage Small Cap Growth	$ 425,303	$ 12,918	$ 174,174	$ 13,932	$ 604	$ 11,480	$ 638,411
Health Sciences Opportunities	2,762,685	32,584	1,849,723	377,949	7,786	276,893	5,307,620
Mid-Cap Growth Equity	4,127,427	75,637	1,704,359	165,817	55,549	68,844	6,197,633
Technology Opportunities	2,320,999	30,050	1,306,150	164,044	571	41,404	3,863,218

Other Fees: For the six months ended March 31, 2021, affiliates earned underwriting discounts, direct commissions and dealer concessions on sales of each Fund’s Investor A Shares as follows:

Fund Name	Amounts

Advantage Small Cap Growth	$ 11,581
Health Sciences Opportunities	146,226
Mid-Cap Growth Equity	126,589
Technology Opportunities	244,530

For the six months ended March 31, 2021, affiliates received CDSCs as follows:

Share Class	Advantage Small Cap Growth	Health Sciences Opportunities	Mid-Cap Growth Equity	Technology Opportunities

Investor A	$271	$24,199	$11,844	$10,171
Investor C	2,206	41,378	23,528	44,200

	$2,477	$65,577	$35,372	$54,371

Expense Limitations, Waivers and Reimbursements: With respect to each Fund, the Manager contractually agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”) through January 31, 2022. The contractual agreement may be terminated upon 90 days’ notice by a majority of the trustees who are not “interested persons” of the Trust, as defined in the 1940 Act (“Independent Trustees”), or by a vote of a majority of the outstanding voting securities of a Fund. The amount of waivers and/or reimbursements of fees and expenses made pursuant to the expense limitation described below will be reduced by the amount of the affiliated money market fund waiver. These amounts are included in fees waived and/or reimbursed by the Manager in the Statements of Operations. For the six months ended March 31, 2021, the amounts waived were as follows:

Fund Name	Amounts Waived

Advantage Small Cap Growth	$ 9,162
Health Sciences Opportunities	48,103
Mid-Cap Growth Equity	16,586
Technology Opportunities	128,060

The Manager has contractually agreed to waive its investment advisory fee with respect to any portion of each Fund’s assets invested in affiliated equity and fixed-income mutual funds and affiliated exchange-traded funds that have a contractual management fee through January 31, 2022. The contractual agreement may be terminated upon 90 days’ notice by a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund. For the six months ended March 31, 2021, there were no fees waived and/or reimbursed by the Manager pursuant to this arrangement.

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Notes to Financial Statements (unaudited) (continued)

With respect to each Fund, the Manager contractually agreed to waive and/or reimburse fees or expenses in order to limit expenses, excluding interest expense, dividend expense, tax expense, acquired fund fees and expenses, and certain other fund expenses, which constitute extraordinary expenses not incurred in the ordinary course of each Fund’s business (“expense limitation”). The expense limitations as a percentage of average daily net assets are as follows:

Share Class	Advantage Small Cap Growth	Health Sciences Opportunities	Mid-Cap Growth Equity	Technology Opportunities

Institutional	0.50%	N/A	0.80%	0.92%
Service	0.75	N/A	1.05	1.17
Investor A	0.75	N/A	1.05	1.17
Investor C	1.50	N/A	1.80	1.92
Class K	0.45	N/A	0.75	0.87
Class R	1.00	N/A	1.30	1.42

The Manager has agreed not to reduce or discontinue these contractual expense limitations through January 31, 2022, unless approved by the Board, including a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of a Fund.

For the six months ended March 31, 2021, the Manager waived and/or reimbursed investment advisory fees, which is included in fees waived and/or reimbursed by the Manager in the Statements of Operations, as follows:

Fund Name	Amounts Waived

Advantage Small Cap Growth	$ 368,457

In addition, these amounts waived and/or reimbursed by the Manager are included in administration fees waived — class specific and transfer agent fees waived and/or reimbursed — class specific, respectively, in the Statements of Operations. For the six months ended March 31, 2021, class specific expense waivers and/or reimbursements are as follows:

	Administration Fees Waived

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total

Advantage Small Cap Growth	$ 64,369	$ 1,530	$ 21,172	$ 1,291	$ 1,973	$ 1,267	$ 91,602
Mid-Cap Growth Equity	245,106	9,951	227,652	4,496	—	7,165	494,370
Technology Opportunities	59,429	128	124,516	789	—	4,770	189,632

	Transfer Agent Fees Waived and/or Reimbursed

Fund Name	Institutional	Service	Investor A	Investor C	Class K	Class R	Total

Advantage Small Cap Growth	$ 264,356	$ 9,099	$ 121,364	$ 10,598	$ 604	$ 8,300	$ 414,321
Mid-Cap Growth Equity	8,750	15,234	320,434	238	—	25,244	369,900
Technology Opportunities	7,291	—	22,515	1	—	12,879	42,686

Securities Lending: The U.S. Securities and Exchange Commission (“SEC”) has issued an exemptive order which permits BIM, an affiliate of the Manager, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BIM bears all operational costs directly related to securities lending. The Funds are responsible for expenses in connection with the investment of cash collateral received for securities on loan (the “collateral investment expenses”). The cash collateral is invested in a private investment company, Money Market Series, managed by the Manager or its affiliates. However, BIM has agreed to cap the collateral investment expenses of the Money Market Series to an annual rate of 0.04%. The investment adviser to the Money Market Series will not charge any advisory fees with respect to shares purchased by the Funds. The Money Market Series may, under certain circumstances, impose a liquidity fee of up to 2% of the value withdrawn or temporarily restrict withdrawals for up to 10 business days during a 90 day period, in the event that the private investment company’s weekly liquid assets fall below certain thresholds. The Money Market Series seeks current income consistent with maintaining liquidity and preserving capital. Although the Money Market Series is not registered under the 1940 Act, its investments may follow the parameters of investments by a money market fund that is subject to Rule 2a-7 under the 1940 Act.

Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, net of fees and other payments to and from borrowers of securities, and less the collateral investment expenses. Each Fund retains a portion of securities lending income and remits a remaining portion to BIM as compensation for its services as securities lending agent.

Pursuant to the current securities lending agreement, Advantage Small Cap Growth, Health Science Opportunities, and Mid-Cap Growth retains 77% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses. Pursuant to the current securities lending agreement, Technology Opportunities retains 82% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeds a specified threshold, Advantage Small Cap Growth, Health Sciences Opportunities and Mid-Cap Growth Equity, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 81% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses. Technology Opportunities, pursuant to the securities lending agreement, will retain for the remainder of that calendar year securities lending income in an amount equal to 85% of securities lending income (which excludes collateral investment expenses), and this amount retained can never be less than 70% of the total of securities lending income plus the collateral investment expenses.

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

Prior to January 1, 2021, Advantage Small Cap Growth, Health Sciences Opportunities, and Mid Cap-Growth Equity retained 75% of securities lending income (which excluded collateral investment expenses) and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses. In addition, commencing the business day following the date that the aggregate securities lending income earned across the BlackRock Multi-Asset Complex in a calendar year exceeded a specified threshold, the Fund would retain for the remainder of that calendar year 80% of securities lending income (which excluded collateral investment expenses), and the amount retained could never be less than 70% of the total of securities lending income plus the collateral investment expenses.

The share of securities lending income earned by each Fund is shown as securities lending income — affiliated — net in the Statements of Operations. For the six months ended March 31, 2021, each Fund paid BIM the following amounts for securities lending agent services:

Fund Name	Amounts

Advantage Small Cap Growth	$ 51,068
Health Sciences Opportunities	52,178
Mid-Cap Growth Equity	57,455
Technology Opportunities	104,842

Trustees and Officers: Certain trustees and/or officers of the Trust are directors and/or officers of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Trust’s Chief Compliance Officer, which is included in Trustees and Officer in the Statements of Operations.

Other Transactions: The Funds may purchase securities from, or sell securities to, an affiliated fund provided the affiliation is due solely to having a common investment adviser, common officers, or common trustees. For the six months ended March 31, 2021, the purchase and sale transactions and any net realized gains (losses) with an affiliated fund in compliance with Rule 17a-7 under the 1940 Act were as follows:

Fund Name	Purchases	Sales	Net Realized Gain

Health Sciences Opportunities	$ —	$ 2,277,824	$ 1,114,090

7.	PURCHASES AND SALES

For the six months ended March 31, 2021, purchases and sales of investments, excluding short-term investments, were as follows:

Fund Name	Purchases	Sales

Advantage Small Cap Growth	$ 524,533,466	$ 487,292,193
Health Sciences Opportunities	1,586,405,859	1,319,952,818
Mid-Cap Growth Equity	4,812,719,389	2,421,897,125
Technology Opportunities	2,199,136,319	1,172,618,186

8.	INCOME TAX INFORMATION

It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for a period of three fiscal years after they are filed. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of March 31, 2021, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of September 30, 2020, Mid-Cap Growth Equity had non-expiring capital loss carryforwards available to offset future realized capital gains of $136,498,079.

As of March 31, 2021, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

	Advantage Small Cap Growth	Health Sciences Opportunities	Mid-Cap Growth Equity	Technology Opportunities

Tax cost	$ 814,409,424	$ 6,578,463,351	$ 10,998,220,391	$ 5,355,035,411

Gross unrealized appreciation	$ 256,629,698	$ 4,228,339,822	$ 4,490,551,083	$ 3,147,984,485
Gross unrealized depreciation	(23,606,972)	(48,043,234)	(123,107,842)	(77,021,527)

Net unrealized appreciation (depreciation)	$ 233,022,726	$ 4,180,296,588	$ 4,367,443,241	$ 3,070,962,958

74	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

9.	BANK BORROWINGS

The Trust, on behalf of the Funds, along with certain other funds managed by the Manager and its affiliates (“Participating Funds”), is a party to a 364-day, $2.25 billion credit agreement with a group of lenders. Under this agreement, the Funds may borrow to fund shareholder redemptions. Excluding commitments designated for certain individual funds, the Participating Funds, including the Funds, can borrow up to an aggregate commitment amount of $1.75 billion at any time outstanding, subject to asset coverage and other limitations as specified in the agreement. The credit agreement has the following terms: a fee of 0.10% per annum on unused commitment amounts and interest at a rate equal to the higher of (a) one-month LIBOR (but, in any event, not less than 0.00%) on the date the loan is made plus 0.80% per annum or (b) the Fed Funds rate (but, in any event, not less than 0.00%) in effect from time to time plus 0.80% per annum on amounts borrowed. The agreement expires in April 2021 unless extended or renewed. These fees were allocated among such funds based upon portions of the aggregate commitment available to them and relative net assets of Participating Funds. During the six months ended March 31, 2021, the Funds did not borrow under the credit agreement.

10.	PRINCIPAL RISKS

In the normal course of business, the Funds invest in securities or other instruments and may enter into certain transactions, and such activities subject each Fund to various risks, including among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate and price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments. Each Fund’s prospectus provides details of the risks to which each Fund is subject.

The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to redemption gates or liquidity fees under certain circumstances.

Market Risk: An outbreak of respiratory disease caused by a novel coronavirus has developed into a global pandemic and has resulted in closing borders, quarantines, disruptions to supply chains and customer activity, as well as general concern and uncertainty. The impact of this pandemic, and other global health crises that may arise in the future, could affect the economies of many nations, individual companies and the market in general in ways that cannot necessarily be foreseen at the present time. This pandemic may result in substantial market volatility and may adversely impact the prices and liquidity of a fund’s investments. The duration of this pandemic and its effects cannot be determined with certainty.

Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries. A Fund may invest in illiquid investments. An illiquid investment is any investment that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A Fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause each Fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a Fund may lose value, regardless of the individual results of the securities and other instruments in which a Fund invests.

The price a Fund could receive upon the sale of any particular portfolio investment may differ from a Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets or that are valued using a fair valuation technique or a price provided by an independent pricing service. Changes to significant unobservable inputs and assumptions (i.e., publicly traded company multiples, growth rate, time to exit) due to the lack of observable inputs may significantly impact the resulting fair value and therefore a Fund’s results of operations. As a result, the price received upon the sale of an investment may be less than the value ascribed by a Fund, and a Fund could realize a greater than expected loss or lesser than expected gain upon the sale of the investment. A Fund’s ability to value its investments may also be impacted by technological issues and/or errors by pricing services or other third party service providers.

Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.

Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a Fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedules of Investments.

LIBOR Transition Risk: The United Kingdom’s Financial Conduct Authority announced a phase out of the London Interbank Offered Rate (“LIBOR”). Although many LIBOR rates will be phased out by the end of 2021, a selection of widely used USD LIBOR rates will continue to be published through June 2023 in order to assist with the transition. The Funds may be exposed to financial instruments tied to LIBOR to determine payment obligations, financing terms, hedging strategies or investment value. The transition process away from LIBOR might lead to increased volatility and illiquidity in markets for, and reduce the effectiveness of new hedges placed against, instruments whose terms currently include LIBOR. The ultimate effect of the LIBOR transition process on the Funds is uncertain.

11.	CAPITAL SHARE TRANSACTIONS

Transactions in capital shares for each class were as follows:

	Six Months Ended 03/31/21		Year Ended 09/30/20

Fund Name/Share Class	Shares	Amounts	Shares	Amounts

Advantage Small Cap Growth

Institutional

Shares sold	5,822,782	$149,520,258	9,729,691	$177,665,109

Shares issued in reinvestment of distributions	1,344,959	29,740,980	1,057,626	19,978,548

Shares redeemed	(4,679,258)	(115,093,080)	(7,210,518)	(128,263,587)

	2,488,483	$64,168,158	3,576,799	$69,380,070

Service

Shares sold	89,347	$1,819,199	104,959	$1,498,729

Shares issued in reinvestment of distributions	54,682	960,783	52,316	796,771

Shares redeemed	(187,101)	(3,724,103)	(185,990)	(2,689,551)

	(43,072)	$(944,121)	(28,715)	$(394,051)

Investor A

Shares sold and automatic conversion of shares	1,812,057	$30,893,857	3,283,336	$41,419,471

Shares issued in reinvestment of distributions	963,890	14,696,167	967,337	12,923,621

Shares redeemed	(1,715,326)	(28,644,005)	(6,002,518)	(77,479,548)

	1,060,621	$16,946,019	(1,751,845)	$(23,136,456)

Investor C

Shares sold	288,039	$1,736,121	397,155	$1,974,507

Shares issued in reinvestment of distributions	478,552	2,507,608	588,856	3,103,274

Shares redeemed and automatic conversion of shares	(792,677)	(4,630,380)	(2,264,043)	(11,843,711)

	(26,086)	$(386,651)	(1,278,032)	$(6,765,930)

Class K

Shares sold	384,260	$9,337,198	539,510	$9,931,388

Shares issued in reinvestment of distributions	44,687	988,034	14,225	268,698

Shares redeemed	(105,572)	(2,591,395)	(170,769)	(3,068,516)

	323,375	$7,733,837	382,966	$7,131,570

Class R

Shares sold	136,134	$2,335,322	227,518	$2,912,566

Shares issued in reinvestment of distributions	60,648	925,629	84,897	1,135,066

Shares redeemed	(265,811)	(4,309,703)	(739,408)	(9,370,637)

	(69,029)	$(1,048,752)	(426,993)	$(5,323,005)

	3,734,292	$86,468,490	474,180	$40,892,198

76	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)  (continued)

	Six Months Ended 03/31/21		Year Ended 09/30/20

Fund Name/Share Class	Shares	Amounts	Shares	Amounts

Health Sciences Opportunities

Institutional

Shares sold	12,253,960	$951,835,979	30,734,976	$2,097,120,978

Shares issued in reinvestment of distributions	3,001,455	226,129,630	1,925,274	127,299,118

Shares redeemed	(9,747,229)	(755,914,468)	(14,848,220)	(990,084,681)

	5,508,186	$422,051,141	17,812,030	$1,234,335,415

Service

Shares sold	62,594	$4,646,019	211,062	$13,288,854

Shares issued in reinvestment of distributions	24,080	1,724,850	24,556	1,546,767

Shares redeemed	(78,710)	(5,788,296)	(265,322)	(17,362,844)

	7,964	$582,573	(29,704)	$(2,527,223)

Investor A

Shares sold and automatic conversion of shares	4,716,368	$346,645,502	9,778,601	$634,881,833

Shares issued in reinvestment of distributions	1,903,005	135,722,288	1,709,241	107,254,886

Shares redeemed	(5,235,701)	(384,696,055)	(12,019,324)	(779,501,605)

	1,383,672	$97,671,735	(531,482)	$(37,364,886)

Investor C

Shares sold	816,714	$51,577,489	2,168,957	$121,404,339

Shares issued in reinvestment of distributions	551,584	33,779,023	591,997	32,133,581

Shares redeemed and automatic conversion of shares	(2,695,347)	(169,657,156)	(4,852,896)	(272,499,312)

	(1,327,049)	$(84,300,644)	(2,091,942)	$(118,961,392)

Class K

Shares sold	1,470,567	$114,788,404	2,729,431	$182,542,819

Shares issued in reinvestment of distributions	223,638	16,869,020	134,010	8,868,769

Shares redeemed	(594,170)	(46,291,217)	(1,079,477)	(73,224,544)

	1,100,035	$85,366,207	1,783,964	$118,187,044

Class R

Shares sold	303,199	$21,755,191	839,083	$52,510,559

Shares issued in reinvestment of distributions	158,798	11,045,974	147,933	9,068,275

Shares redeemed	(352,767)	(25,210,674)	(1,182,354)	(72,319,373)

	109,230	$7,590,491	(195,338)	$(10,740,539)

	6,782,038	$528,961,503	16,747,528	$1,182,928,419

Mid-Cap Growth Equity

Institutional

Shares sold	62,920,906	$2,655,825,702	119,501,228	$3,693,132,346

Shares issued in reinvestment of distributions	—	—	380,726	11,273,296

Shares redeemed	(28,207,585)	(1,196,793,260)	(49,837,122)	(1,510,293,813)

	34,713,321	$1,459,032,442	70,044,832	$2,194,111,829

Service

Shares sold	590,410	$22,431,763	1,433,911	$39,876,738

Shares issued in reinvestment of distributions	—	—	10,189	272,453

Shares redeemed	(496,632)	(18,718,177)	(1,268,814)	(34,549,372)

	93,778	$3,713,586	175,286	$5,599,819

Investor A

Shares sold and automatic conversion of shares	11,616,629	$423,363,784	26,513,449	$701,674,743

Shares issued in reinvestment of distributions	—	—	248,010	6,336,662

Shares redeemed	(7,975,680)	(291,151,604)	(19,750,826)	(514,754,885)

	3,640,949	$132,212,180	7,010,633	$193,256,520

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements (unaudited)  (continued)

	Six Months Ended 03/31/21		Year Ended 09/30/20

Fund Name/Share Class	Shares	Amounts	Shares	Amounts

Mid-Cap Growth Equity (continued)

Investor C

Shares sold	1,727,079	$48,457,036	4,255,862	$86,460,753

Shares issued in reinvestment of distributions	—	—	64,403	1,272,594

Shares redeemed and automatic conversion of shares	(1,426,585)	(39,754,957)	(3,670,980)	(75,460,685)

	300,494	$8,702,079	649,285	$12,272,662

Class K

Shares sold	29,091,969	$1,234,362,253	44,515,608	$1,398,814,727

Shares issued in reinvestment of distributions	—	—	101,794	3,020,245

Shares redeemed	(9,142,489)	(389,841,548)	(12,432,818)	(388,414,776)

	19,949,480	$844,520,705	32,184,584	$1,013,420,196

Class R

Shares sold	990,634	$35,796,954	1,006,329	$26,333,792

Shares issued in reinvestment of distributions	—	—	7,945	199,360

Shares redeemed	(404,169)	(14,272,404)	(772,971)	(19,925,520)

	586,465	$21,524,550	241,303	$6,607,632

	59,284,487	$2,469,705,542	110,305,923	$3,425,268,658

Technology Opportunities

Institutional

Shares sold	26,048,210	$1,662,681,065	54,122,759	$2,319,352,317

Shares issued in reinvestment of distributions	3,237,289	198,898,991	471,213	16,237,989

Shares redeemed	(16,737,347)	(1,078,371,457)	(20,448,471)	(864,871,214)

	12,548,152	$783,208,599	34,145,501	$1,470,719,092

Service

Shares sold	588,275	$36,364,513	912,863	$37,615,435

Shares issued in reinvestment of distributions	50,276	2,904,450	10,689	348,246

Shares redeemed	(321,944)	(19,149,143)	(613,522)	(24,717,111)

	316,607	$20,119,820	310,030	$13,246,570

Investor A

Shares sold and automatic conversion of shares	14,305,000	$855,147,742	23,205,370	$928,916,120

Shares issued in reinvestment of distributions	1,835,625	103,621,053	343,246	10,939,261

Shares redeemed	(7,766,689)	(456,546,419)	(11,056,738)	(429,065,205)

	8,373,936	$502,222,376	12,491,878	$510,790,176

Investor C

Shares sold	1,822,913	$88,959,484	3,632,921	$119,929,010

Shares issued in reinvestment of distributions	483,442	22,455,899	113,196	3,022,331

Shares redeemed and automatic conversion of shares	(1,058,789)	(51,375,406)	(2,268,659)	(75,398,136)

	1,247,566	$60,039,977	1,477,458	$47,553,205

Class K

Shares sold	1,779,597	$114,897,112	2,128,339	$83,664,037	(a)

Shares issued in reinvestment of distributions	65,463	4,025,301	—	—

Shares redeemed	(906,271)	(57,533,834)	(765,843)	(30,913,420	)(a)

	938,789	$61,388,579	1,362,496	$52,750,617

78	2 0 2 1 B L A C K R O C K S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)  (continued)

	Six Months Ended 03/31/21		Year Ended 09/30/20

Fund Name/Share Class	Shares	Amounts	Shares	Amounts

Technology Opportunities (continued)

Class R

Shares sold	256,759	$15,426,673	512,640	$19,501,932

Shares issued in reinvestment of distributions	40,021	2,272,386	9,842	316,225

Shares redeemed	(211,581)	(12,416,334)	(381,908)	(14,938,360)

	85,199	$5,282,725	140,574	$4,879,797

	23,510,249	$1,432,262,076	49,927,937	$2,099,939,457

(a)	For the period from December 10, 2019 (commencement of operations) to September 30, 2020.

As of March 31, 2021, 8,673 Class K Shares of the Technology Opportunities were owned by BlackRock Financial Management, Inc., an affiliate of the Fund.

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

On April 7, 2021, the Board of Trustees of BlackRock FundsSM approved a change in the fiscal year-end of each of Health Sciences Opportunities, Mid-Cap Growth Equity and Technology Opportunities, effective as of May 31, 2021, from September 30 to May 31.

Effective April 15, 2021, the credit agreement was extended until April 2022 under substantially the same terms.

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Statement Regarding Liquidity Risk Management Program

In compliance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), BlackRock FundsSM (the “Trust”) has adopted and implemented a liquidity risk management program (the “Program”) for BlackRock Advantage Small Cap Growth Fund, BlackRock Health Sciences Opportunities Portfolio, BlackRock Mid-Cap Growth Equity Portfolio and BlackRock Technology Opportunities Fund (the “Funds”), each a series of the Trust, which is reasonably designed to assess and manage each Fund’s liquidity risk.

The Board of Trustees (the “Board”) of the Trust, on behalf of the Funds, met on November 10-11, 2020 (the “Meeting”) to review the Program. The Board previously appointed BlackRock Advisors, LLC or BlackRock Fund Advisors (“BlackRock”), each an investment adviser to certain funds, as the program administrator for each Fund’s Program, as applicable. BlackRock also previously delegated oversight of the Program to the 40 Act Liquidity Risk Management Committee (the “Committee”). At the Meeting, the Committee, on behalf of BlackRock, provided the Board with a report that addressed the operation of the Program and assessed its adequacy and effectiveness of implementation, including the management of each Fund’s Highly Liquid Investment Minimum (“HLIM”) where applicable, and any material changes to the Program (the “Report”). The Report covered the period from October 1, 2019 through September 30, 2020 (the “Program Reporting Period”).

The Report described the Program’s liquidity classification methodology for categorizing a Fund’s investments (including derivative transactions) into one of four liquidity buckets. It also referenced the methodology used by BlackRock to establish a Fund’s HLIM and noted that the Committee reviews and ratifies the HLIM assigned to each Fund no less frequently than annually. The Report also discussed notable events affecting liquidity over the Program Reporting Period, including the impact of the coronavirus outbreak on the Funds and the overall market.

The Report noted that the Program complied with the key factors for consideration under the Liquidity Rule for assessing, managing and periodically reviewing a Fund’s liquidity risk, as follows:

a)

The Fund’s investment strategy and liquidity of portfolio investments during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed whether each Fund’s strategy is appropriate for an open-end fund structure with a focus on Funds with more significant and consistent holdings of less liquid and illiquid assets. The Committee also factored a Fund’s concentration in an issuer into the liquidity classification methodology by taking issuer position sizes into account. Where a Fund participated in borrowings for investment purposes (such as tender option bonds and reverse repurchase agreements), such borrowings were factored into the Program’s calculation of a Fund’s liquidity bucketing. Derivative exposure was also considered in such calculation.

b)

Short-term and long-term cash flow projections during both normal and reasonably foreseeable stressed conditions. During the Program Reporting Period, the Committee reviewed historical net redemption activity and used this information as a component to establish each Fund’s reasonably anticipated trading size (“RATS”). Each Fund has adopted an in-kind redemption policy which may be utilized to meet larger redemption requests. The Committee may also take into consideration a Fund’s shareholder ownership concentration (which, depending on product type and distribution channel, may or may not be available), a Fund’s distribution channels, and the degree of certainty associated with a Fund’s short-term and long-term cash flow projections.

c)

Holdings of cash and cash equivalents, as well as borrowing arrangements. The Committee considered the terms of the credit facility committed to the Funds, the financial health of the institution providing the facility and the fact that the credit facility is shared among multiple Funds (including that a portion of the aggregate commitment amount is specifically designated for BlackRock Floating Rate Income Portfolio, a series of BlackRock Funds V). The Committee also considered other types of borrowing available to the Funds, such as the ability to use reverse repurchase agreements and interfund lending, as applicable.

There were no material changes to the Program during the Program Reporting Period. The Report provided to the Board stated that the Committee concluded that based on the operation of the functions, as described in the Report, the Program is operating as intended and is effective in implementing the requirements of the Liquidity Rule.

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Additional Information

Regulation Regarding Derivatives

On October 28, 2020, the Securities and Exchange Commission (the “SEC”) adopted new regulations governing the use of derivatives by registered investment companies (“Rule 18f-4”). The Funds will be required to implement and comply with Rule 18f-4 by August 19, 2022. Once implemented, Rule 18f-4 will impose limits on the amount of derivatives a fund can enter into, eliminate the asset segregation framework currently used by funds to comply with Section 18 of the 1940 Act, treat derivatives as senior securities and require funds whose use of derivatives is more than a limited specified exposure amount to establish and maintain a comprehensive derivatives risk management program and appoint a derivatives risk manager.

General Information

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Householding

The Funds will mail only one copy of shareholder documents, including prospectuses, annual and semi-annual reports, Rule 30e-3 notices and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 441-7762.

Availability of Quarterly Schedule of Investments

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Forms N-PORT are available on the SEC’s website at sec.gov. Additionally, each Fund makes its portfolio holdings for the first and third quarters of each fiscal year available at blackrock.com/fundreports.

Availability of Proxy Voting Policies, Procedures and Voting Records

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available without charge, upon request (1) by calling (800) 441-7762; (2) on the BlackRock website at blackrock.com; and (3) on the SEC’s website at sec.gov.

BlackRock’s Mutual Fund Family

BlackRock offers a diverse lineup of open-end mutual funds crossing all investment styles and managed by experts in equity, fixed-income and tax-exempt investing. Visit blackrock.com for more information.

Shareholder Privileges

Account Information

Call us at (800) 441-7762 from 8:00 AM to 6:00 PM ET on any business day to get information about your account balances, recent transactions and share prices. You can also visit blackrock.com for more information.

Automatic Investment Plans

Investor class shareholders who want to invest regularly can arrange to have $50 or more automatically deducted from their checking or savings account and invested in any of the BlackRock funds.

Systematic Withdrawal Plans

Investor class shareholders can establish a systematic withdrawal plan and receive periodic payments of $50 or more from their BlackRock funds, as long as their account balance is at least $10,000.

Retirement Plans

Shareholders may make investments in conjunction with Traditional, Rollover, Roth, Coverdell, Simple IRAs, SEP IRAs and 403(b) Plans.

A D D I T I O N A L I N F O R M A T I O N	81

Additional Information  (continued)

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

Fund and Service Providers

Investment Adviser and Administrator

BlackRock Advisors, LLC

Wilmington, DE 19809

Accounting Agent and Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Wilmington, DE 19809

Custodian

The Bank of New York Mellon

New York, NY 10286

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

Boston, MA 02116

Distributor

BlackRock Investments, LLC

New York, NY 10022

Legal Counsel

Sidley Austin LLP

New York, NY 10019

Address of the Trust

100 Bellevue Parkway

Wilmington, DE 19809

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Glossary of Terms Used in this Report

Currency Abbreviation

USD	United States Dollar

Portfolio Abbreviation

ADR	American Depositary Receipt

CVR	Contingent Value Rights

REIT	Real Estate Investment Trust

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	83

Want to know more?

blackrock.com | 800-441-7762

This report is intended for current holders. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Funds unless preceded or accompanied by the Funds’ current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment returns and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

GROPPS-3/21-SAR

(b) Not Applicable

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrant – Not Applicable

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies – Not Applicable

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders –There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Disclosure of Securities Lending Activities for Closed-End Management Investment
Companies	– Not Applicable

Item 13 –	Exhibits attached hereto

(a)(1)	Code of Ethics – Not Applicable to this semi-annual report

(a)(2)	Section 302 Certifications are attached

(a)(3)	Not Applicable

(a)(4)	Not Applicable

(b)	Section 906 Certifications are attached

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock FundsSM

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: June 3, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock FundsSM

Date: June 3, 2021

By:	/s/ Trent Walker
Trent Walker
Chief Financial Officer (principal financial officer) of
BlackRock FundsSM

Date: June 3, 2021